   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 31, 2005

                                              (FILE NOS. 33-36962 and 811-06175)
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Post-Effective Amendment No. 44

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 46

                               ECLIPSE FUNDS INC.
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                  51 MADISON AVENUE, NEW YORK, NEW YORK  10010
                  --------------------------------------------
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (973) 394-4437

Marguerite E. H. Morrison, Esq.           Copy To: Sander M. Bieber, Esq.
       Eclipse Funds Inc.                           Dechert LLP
       51 Madison Avenue                        1775 I Street, N.W.
   New York, New York 10010                    Washington, D.C. 20006

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[X]         immediately upon filing pursuant to paragraph (b) of rule 485

[ ]         on February 28, 2005, pursuant to paragraph (b) of rule 485

[ ]         60 days after filing pursuant to (a)(1) of rule 485
[ ]         on ______________ pursuant to paragraph (a)(1) of 485

[ ]         75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]         on ______, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           MAINSTAY(R) FUNDS

                                           Prospectus
                                           March 31, 2005

                                           Neither the Securities and Exchange
                                           Commission nor any state securities
                                           commission has approved or
                                           disapproved of these securities or
                                           passed upon the accuracy or adequacy
                                           of this prospectus. Any
                                           representation to the contrary is a
                                           criminal offense.

(NEW YORK LIFE INVESTMENT LOGO)


ASSET ALLOCATION FUNDS


MainStay Conservative Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund
MainStay Growth Allocation Fund

        WHAT'S INSIDE

  3      Investment Objectives, Principal Investment Strategies and
         Principal Risks:
         An Overview

         ASSET ALLOCATION FUNDS
  6      MainStay Conservative Allocation Fund
  8      MainStay Moderate Allocation Fund
 10      MainStay Moderate Growth Allocation Fund
 12      MainStay Growth Allocation Fund

 14      The Underlying Funds: Investment Strategies and Risks

 19      Shareholder Guide
 28          Buying, Selling and Exchanging Shares
 28          How to Open an Account
 29          Investment Minimums
 38          Fair Valuation, Market Timing and Portfolio Holdings
         Disclosure
 40          Fund Earnings
 41          Understand the Tax Consequences

 43      Know With Whom You're Investing

                      [This page intentionally left blank]

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS: AN OVERVIEW

This Prospectus discusses the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, and MainStay Growth Allocation Fund (each a "Fund" and collectively referred to as the "Funds"), each a series of Eclipse Funds Inc., a Maryland corporation (the "Company") which is a series mutual fund with thirteen different series that invest for varying combinations of income and capital appreciation (together with Eclipse Funds and The MainStay Funds, referred to as "MainStay Funds"). Each Fund is managed by New York Life Investment Management LLC ("NYLIM" or "Manager").

Each Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds")(1). The Underlying Funds are described and offered for direct investment in separate prospectuses. Each Fund is designed for investors with a particular time horizon or risk profile, and invests in a distinct mix of Underlying Funds. The Manager uses a two-stage asset allocation process to create a Fund's portfolio. The first stage is a strategic asset allocation to determine the percentage of each Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in two broad asset classes -- Equity and Fixed Income. The Manager determines, monitors and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. The following table illustrates each Fund's target allocation among asset classes (the target allocations and/or actual holdings may vary from time to time, although these variations are not expected to be large or frequent):

                                                        EQUITY
                                             U.S.    INTERNATIONAL    TOTAL
                                            EQUITY      EQUITY        EQUITY   FIXED INCOME
  MainStay Conservative Allocation Fund      35%           5%           40%        60%
  MainStay Moderate Allocation Fund          50%          10%           60%        40%



  MainStay Moderate Growth Allocation Fund   65%          15%           80%        20%
  MainStay Growth Allocation Fund            80%          20%          100%         0%




The second stage involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target

---------------

1 Initially, the Funds will invest solely in other MainStay Funds, certain government securities and cash equivalents. The Securities and Exchange Commission ("SEC") has proposed a rule that would allow the Funds to invest in underlying funds that are either managed by NYLIM or managed by an adviser not associated with NYLIM. If such rule becomes available to the Funds, or if the Funds received an exemptive order from the SEC, the Manager may add underlying funds that are not managed by NYLIM to the list of potential underlying funds. It is anticipated that underlying funds managed by NYLIM will at all times represent a significant portion of a Fund's investments.

weightings among the Underlying Funds for each Fund's portfolio. A Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. For cash management purposes each Fund may hold a portion of its assets in U.S. government securities, cash, or cash equivalents. The Funds may also invest in Underlying Funds that are money market funds.

The Underlying Funds use a broad array of investment styles. These funds can buy many types of equity and debt securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, and money market instruments. These securities are mainly issued by U.S. issuers but may be, to a more limited extent, issued by foreign issuers. There are certain risk factors associated with each of these securities that could affect the performance of a portfolio's Underlying Funds, which could, in turn, adversely affect the performance of the Fund. Please see "The Underlying Funds: Investment Strategies and Risks" for a description of the principal risks associated with the Underlying Funds.

The Manager monitors each Fund's portfolio daily to ensure that the Underlying Funds and its actual allocations continue to conform to the Fund's asset class allocations over time. The Manager will rebalance each Fund's investments in the Underlying Funds as it deems appropriate to bring the portfolio back within target weightings and asset class allocations. The Manager may change the asset class allocations, or the Underlying Funds, or the target weightings without prior approval from shareholders.

In anticipation or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. Under such conditions, a Fund may not invest in accordance with its investment objectives or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objectives.

ASSET ALLOCATION

Although allocation among different asset classes generally limits a Fund's exposure to the risks of any one class, the risk remains that the Manager may favor an asset class that performs poorly relative to the other asset class. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters.

CONCENTRATION RISK

In connection with the asset allocation process, a Fund may from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund.

"FUND OF FUNDS" STRUCTURE AND EXPENSES

The term "fund of funds" is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund's direct fees and expenses. Your cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

INVESTMENT IN AFFILIATED UNDERLYING FUNDS

The Manager has discretion, within the terms of this Prospectus, to select and substitute Underlying Funds and to establish target weightings. The Manager may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. Similarly, the portfolio manager may have incentives to select certain underlying Funds due to compensation considerations. However, the Manager and portfolio managers have a fiduciary duty to the Funds to act in their best interests when selecting Underlying Funds and the Board of Directors of the Funds (the "Board") oversees the Manager's performance.

NOT INSURED--YOU COULD LOSE MONEY

Before considering an investment in a Fund, you should understand that you could lose money.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

NAV WILL FLUCTUATE

The value of Fund shares, also known as the net asset value (NAV), fluctuates based on the value of the Fund's holdings.

MORE INFORMATION

The next section of this Prospectus gives you more detailed information about the investment objectives, policies, strategies, risks, performance, and expenses of each of the Funds. Please review it carefully.

MAINSTAY CONSERVATIVE ALLOCATION FUND

The MainStay Conservative Allocation Fund's investment objective is to seek current income and, secondarily, long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Fixed Income Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Equity Funds. The Fund's fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. government securities, money market funds, cash, or cash equivalents.

Please see "Investment Objectives, Principal Investment Strategies and Principal
Risks: An Overview" beginning on page 3 for a summary of how the Manager allocates and reallocates the Fund's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:

- Credit Risk

- Interest Rate Risk

- Maturity Risk

- Mortgage- and Asset-Backed Security Risk

- High-Yield Bond Risk

- Liquidity Risk

- Market Risk

- Growth Securities Risk

- Value Securities Risk

- Foreign Securities Risk

- Smaller Company Risk

- High Portfolio Turnover

Please see "The Underlying Funds: Investment Strategies and Risks" following the Fund summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

                                                    CONSERVATIVE ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A         CLASS B         CLASS C         CLASS I
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                            5.50%            None            None            None

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original purchase
  price or redemption proceeds)(1)                                None           5.00%           1.00%            None



  Redemption Fee
  (as a percentage of redemption proceeds)                        None            None            None            None

  Exchange Fee                                                    *               *               *               *



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)




  Management Fee                                                  None            None            None            None



  Distribution and/or Service (12b-1) Fees(2)                    0.25%           1.00%           1.00%            None




  Other Expenses(3)                                              0.94%           0.94%           0.94%           0.94%



  Total Annual Fund Operating Expenses(4)                        1.19%           1.94%           1.94%           0.94%




  Less Expense Reimbursement                                    -0.69%          -0.69%          -0.69%          -0.69%



  Net Annual Fund Operating Expenses(4)                          0.50%           1.25%           1.25%           0.25%

  Estimated Underlying Fund Expenses(5)                          0.71%           0.71%           0.71%           0.71%



  Total Annual Fund and Underlying Fund Expenses                 1.21%           1.96%           1.96%           0.96%




* Except for systematic exchanges processed via MainStay's automated system or website, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 processing fee may be imposed per exchange.

1 Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

2 Because the 12b-1 fee is an on-going fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3 "Other Expenses" include, among other things, fees payable for transfer agency services, which are borne by each class separately. As a result, transfer agency fees and Other Expenses may differ between the classes. Other Expenses shown for Class A, B, C and I shares are projected for the current year; actual expenses may vary.

4 The Manager has contractually agreed to limit the Fund's total annual fund operating expenses of the Class I shares to 0.25% through October 31, 2005. An equivalent reduction will apply to the Class A, B and C shares of the Fund. There is no guarantee that the contractual waiver will continue after that date.

5 In addition to the Total Annual Fund Operating Expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying Funds, based on its target allocations and Underlying Funds, is as shown in the table.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund assets are invested in accordance with the target allocations, that the Fund's and Underlying Funds' operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                  CLASS A                    CLASS B                                   CLASS C                   CLASS I
                             Assuming no   Assuming redemption         Assuming no   Assuming redemption
                             redemption    at the end of each period   redemption    at the end of each period
   1 Year          $  694       $228                $  728                $228                 $328               $127

   3 Years         $1,078       $786                $1,086                $786                 $786               $481




MAINSTAY MODERATE ALLOCATION FUND

The MainStay Moderate Allocation Fund's investment objective is to seek long-term growth of capital and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Equity Funds, and approximately 40% (within a range of 30%-50%) of its assets in Underlying Fixed Income Funds. The Fund's fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. government securities, money market funds, cash, or cash equivalents.

Please see "Investment Objectives, Principal Investment Strategies and Principal
Risks: An Overview" beginning on page 3 for a summary of how the Manager allocates and reallocates the Fund's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:

- Market Risk

- Growth Securities Risk

- Value Securities Risk

- Foreign Securities Risk

- Smaller Company Risk

- Credit Risk

- Interest Rate Risk

- Maturity Risk

- Mortgage- and Asset-Backed Security Risk

- High-Yield Bond Risk

- Liquidity Risk

- High Portfolio Turnover

Please see "The Underlying Funds: Investment Strategies and Risks" following the Fund summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

                                                        MODERATE ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A         CLASS B         CLASS C         CLASS I
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                            5.50%            None            None            None

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original purchase
  price or redemption proceeds)(1)                                None           5.00%           1.00%            None



  Redemption Fee
  (as a percentage of redemption proceeds)                        None            None            None            None

  Exchange Fee                                                    *               *               *               *



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                  None            None            None            None



  Distribution and/or Service (12b-1) Fees(2)                    0.25%           1.00%           1.00%            None

  Other Expenses(3)                                              0.40%           0.40%           0.40%           0.40%



  Total Annual Fund Operating Expenses(4)                        0.65%           1.40%           1.40%           0.40%

  Less Expense Reimbursement                                    -0.15%          -0.15%          -0.15%          -0.15%



  Net Annual Fund Operating Expenses(4)                          0.50%           1.25%           1.25%           0.25%

  Estimated Underlying Fund Expenses(5)                          0.79%           0.79%           0.79%           0.79%



  Total Annual Fund and Underlying Fund Expenses                 1.29%           2.04%           2.04%           1.04%




* Except for systematic exchanges processed via MainStay's automated system or website, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 processing fee may be imposed per exchange.

1 Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

2 Because the 12b-1 fee is an on-going fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3 "Other Expenses" include, among other things, fees payable for transfer agency services, which are borne by each class separately. As a result, transfer agency fees and Other Expenses may differ between the classes. Other Expenses shown for Class A, B, C and I shares are projected for the current year; actual expenses may vary.

4 The Manager has contractually agreed to limit the Fund's total annual fund operating expenses of the Class I shares to 0.25% through October 31, 2005. An equivalent reduction will apply to the Class A, B and C shares of the Fund. There is no guarantee that the contractual waiver will continue after that date.

5 In addition to the Total Annual Fund Operating Expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying Funds, based on its target allocations and Underlying Funds, is as shown in the table.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund assets are invested in accordance with the target allocations, that the Fund's and Underlying Funds' operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                  CLASS A                    CLASS B                                   CLASS C                   CLASS I
                             Assuming no   Assuming redemption         Assuming no   Assuming redemption
                             redemption    at the end of each period   redemption    at the end of each period
   1 Year           $680        $213                 $713                 $213                 $313               $112

   3 Years          $972        $677                 $977                 $677                 $677               $369




MAINSTAY MODERATE GROWTH ALLOCATION FUND

The MainStay Moderate Growth Allocation Fund's investment objective is to seek long-term growth of capital and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70%-90%) of its assets in Underlying Equity Funds and approximately 20% (within a range of 10%-30%) of its assets in Underlying Fixed Income Funds. The Fund's fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents.

Please see "Investment Objectives, Principal Investment Strategies and Principal
Risks: An Overview" beginning on page 3 for a summary of how the Manager allocates and reallocates the Fund's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:

- Market Risk

- Growth Securities Risk

- Value Securities Risk

- Foreign Securities Risk

- Smaller Company Risk

- Credit Risk

- Interest Rate Risk

- Maturity Risk

- Mortgage- and Asset-Backed Security Risk

- High-Yield Bond Risk

- Liquidity Risk

- High Portfolio Turnover

Please see "The Underlying Funds: Investment Strategies and Risks" following the Fund summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

                                                 MODERATE GROWTH ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A         CLASS B         CLASS C         CLASS I
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                            5.50%            None            None            None

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original purchase
  price or redemption proceeds)(1)                                None           5.00%           1.00%            None



  Redemption Fee
  (as a percentage of redemption proceeds)                        None            None            None            None

  Exchange Fee                                                    *               *               *               *



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                  None            None            None            None



  Distribution and/or Service (12b-1) Fees(2)                    0.25%           1.00%           1.00%            None

  Other Expenses(3)                                              0.44%           0.44%           0.44%           0.44%



  Total Annual Fund Operating Expenses(4)                        0.69%           1.44%           1.44%           0.44%

  Less Expense Reimbursement                                    -0.19%          -0.19%          -0.19%          -0.19%



  Net Annual Fund Operating Expenses(4)                          0.50%           1.25%           1.25%           0.25%

  Estimated Underlying Fund Expenses(5)                          0.87%           0.87%           0.87%           0.87%



  Total Annual Fund and Underlying Fund Expenses                 1.37%           2.12%           2.12%           1.12%




* Except for systematic exchanges processed via MainStay's automated system or website, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 processing fee may be imposed per exchange.

1 Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

2 Because the 12b-1 fee is an on-going fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3 "Other Expenses" include, among other things, fees payable for transfer agency services, which are borne by each class separately. As a result, transfer agency fees and Other Expenses may differ between the classes. Other Expenses shown for Class A, B, C and I shares are projected for the current year; actual expenses may vary.

4 The Manager has contractually agreed to limit the Fund's total annual fund operating expenses of the Class I shares to 0.25% through October 31, 2005. An equivalent reduction will apply to the Class A, B and C shares of the Fund. There is no guarantee that the contractual waiver will continue after that date.

5 In addition to the Total Annual Fund Operating Expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying Funds, based on its target allocations and Underlying Funds, is as shown in the table.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund assets are invested in accordance with the target allocations, that the Fund's and Underlying Funds' operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                  CLASS A                    CLASS B                                   CLASS C                   CLASS I
                             Assuming no   Assuming redemption         Assuming no   Assuming redemption
                             redemption    at the end of each period   redemption    at the end of each period
   1 Year          $  689       $223                $  723                $223                 $323               $122

   3 Years         $1,005       $711                $1,011                $711                 $711               $404




MAINSTAY GROWTH ALLOCATION FUND

The MainStay Growth Allocation Fund's investment objective is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Funds (normally within a range of 85%-100%). For cash management purposes, the Fund may hold a portion of its assets directly in U.S. government securities, money market funds, cash, or cash equivalents.

Please see "Investment Objectives, Principal Investment Strategies and Principal
Risks: An Overview" beginning on page 3 for a summary of how the Manager allocates and reallocates the Fund's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:

- Market Risk

- Growth Securities Risk

- Value Securities Risk

- Foreign Securities Risk

- Smaller Company Risk

- Liquidity Risk

- High Portfolio Turnover

Please see "The Underlying Funds: Investment Strategies and Risks" following the Fund summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

                                                          GROWTH ALLOCATION FUND

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)                     CLASS A         CLASS B         CLASS C         CLASS I
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                            5.50%            None            None            None

  Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of the original purchase
  price or redemption proceeds)(1)                                None           5.00%           1.00%            None



  Redemption Fee
  (as a percentage of redemption proceeds)                        None            None            None            None

  Exchange Fee                                                    *               *               *               *



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee                                                  None            None            None            None



  Distribution and/or Service (12b-1) Fees(2)                    0.25%           1.00%           1.00%            None

  Other Expenses(3)                                              0.81%           0.81%           0.81%           0.81%



  Total Annual Fund Operating Expenses(4)                        1.06%           1.81%           1.81%           0.81%

  Less Expense Reimbursement                                    -0.56%          -0.56%          -0.56%          -0.56%



  Net Annual Fund Operating Expenses(4)                          0.50%           1.25%           1.25%           0.25%

  Estimated Underlying Fund Expenses(5)                          0.93%           0.93%           0.93%           0.93%



  Total Annual Fund and Underlying Fund Expenses                 1.43%           2.18%           2.18%           1.18%




* Except for systematic exchanges processed via MainStay's automated system or website, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 processing fee may be imposed per exchange.

1 Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

2 Because the 12b-1 fee is an on-going fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3 "Other Expenses" include, among other things, fees payable for transfer agency services, which are borne by each class separately. As a result, transfer agency fees and Other Expenses may differ between the classes. Other Expenses shown for Class A, B, C and I shares are projected for the current year; actual expenses may vary.

4 The Manager has contractually agreed to limit the Fund's total annual fund operating expenses of the Class I shares to 0.25% through October 31, 2005. An equivalent reduction will apply to the Class A, B and C shares of the Fund. There is no guarantee that the contractual waiver will continue after that date.

5 In addition to the Total Annual Fund Operating Expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying Funds, based on its target allocations and Underlying Funds, is as shown in the table.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund assets are invested in accordance with the target allocations, that the Fund's and Underlying Funds' operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                  CLASS A                    CLASS B                                   CLASS C                   CLASS I
                             Assuming no   Assuming redemption         Assuming no   Assuming redemption
                             redemption    at the end of each period   redemption    at the end of each period
   1 Year          $  709       $244                $  744                $244                 $344               $144

   3 Years         $1,110       $819                $1,119                $819                 $819               $516




THE UNDERLYING FUNDS: INVESTMENT STRATEGIES AND RISKS

Information about the Funds' principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying Funds. The list of Underlying Funds may change from time to time as funds are created, cease operations, or are reorganized.

Additional information about the investment practices of the Funds and Underlying Funds and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

The following charts summarize the investment objectives and strategies of the MainStay Funds that may be used as Underlying Funds in each asset category. FOR A COMPLETE DESCRIPTION OF THESE UNDERLYING FUNDS, PLEASE SEE THE UNDERLYING FUND PROSPECTUSES, WHICH ARE AVAILABLE WITHOUT CHARGE BY CALLING MAINSTAY INVESTMENTS TOLL-FREE 1-800-MAINSTAY (1-800-624-6782) OR ON THE INTERNET AT WWW.MAINSTAYFUNDS.COM.

  UNDERLYING EQUITY FUNDS               INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
  MainStay All Cap Growth Fund          Seeks long-term growth of capital.    Securities of companies across the
                                        Dividend income, if any, is a         entire range of market
                                        consideration incidental to the       capitalizations
                                        Fund's objective of growth of
                                        capital

  MainStay All Cap Value Fund           Seeks maximum long-term total return  Securities of companies across the from a combination of capital growth  entire range of market
                                        and income                            capitalizations



  MainStay Capital Appreciation Fund    Seeks long-term growth of capital.    Securities of U.S. companies
                                        Dividend income, if any, is an
                                        incidental consideration

  MainStay Common Stock Fund            Seeks long-term growth of capital     Common stock of well-established
                                        with income as a secondary            large- to mid-cap companies
                                        consideration



  MainStay International Equity Fund    Seeks long-term growth of capital     Equity securities of companies who
                                        with income as a secondary objective  do business mainly outside the U.S.

  MainStay Large Cap Growth Fund        Seeks long-term growth of capital     Common stock of companies having a
                                                                              market capitalization in excess of
                                                                              $4.0 billion



  MainStay MAP Fund                     Seeks long-term appreciation of       Common stocks and convertible
                                        capital with income as a secondary    securities of U.S. companies
                                        objective

  MainStay Mid Cap Growth Fund          Seeks long-term growth of capital     Common stock and related securities
                                                                              of companies with market
                                                                              capitalizations of $1 billion to $4
                                                                              billion



  MainStay Mid Cap Opportunity Fund     Seeks high total return               Common and preferred stock of
                                                                              companies with market
                                                                              capitalizations of $1 billion to $10
                                                                              billion

  MainStay MidCap Value Fund            Realize maximum long-term total       Common and preferred stock of
                                        return                                companies with market
                                                                              capitalizations of $615 million to
                                                                              $36 billion



  MainStay S&P 500 Index Fund           Seeks to provide investment results   Stocks in the S&P 500(R) Index in
                                        that correspond to the total return   the same proportion, to the extent
                                        performance of common stocks in the   feasible, as they are represented in
                                        aggregate, as represented by the S&P  the Index
                                        500(R) Index(1)

1 The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Typically, companies in the S&P 500(R) Index are the largest and most dominant firms in their respective industries. S&P 500(R) is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the Fund.

                           THE UNDERLYING FUNDS: INVESTMENT STRATEGIES AND RISKS

  UNDERLYING EQUITY FUNDS               INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
  MainStay Small Cap Opportunity Fund   Seeks high total return               Common and preferred stock of
                                                                              companies with market
                                                                              capitalizations of $100 million to
                                                                              $1 billion




  MainStay Small Cap Value Fund         Seeks long-term capital appreciation  Common stock and convertible securities of companies with market
                                                                              capitalizations of $22 million to $3
                                                                              billion



  MainStay Value Fund                   Seeks long-term total return from a   Equity securities believed to be
                                        combination of capital growth and     undervalued
                                        income

  UNDERLYING FIXED INCOME FUNDS         INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
  MainStay Diversified Income Fund      Seeks to provide current income and   Diversified portfolio of domestic
                                        competitive overall return            and foreign debt or debt-related
                                                                              securities issued by governments and
                                                                              corporations

  MainStay Floating Rate Fund           Seeks to provide high current income  Diversified portfolio of floating rate loans and other floating rate
                                                                              debt securities



  MainStay Government Fund              Seeks a high level of current income  U.S. government securities and non-
                                        consistent with safety of principal   government mortgage-related and
                                                                              asset-backed securities

  MainStay High Yield Corporate Bond    Seeks maximum current income with     Foreign and domestic corporate high-
  Fund                                  capital appreciation as a secondary   yield debt securities
                                        objective



  MainStay Indexed Bond Fund            Seeks to provide investment results   Corporate and U.S. Government fixed
                                        that correspond to the total return   income securities in the BIG Index
                                        performance of the BIG Index(2)

  MainStay Intermediate Term Bond Fund  Seeks to maximize total return        All types of debt securities,
                                        consistent with liquidity and low     typically having an effective
                                        risk to principal                     maturity of 3 to 10 years



  MainStay Short Term Bond Fund         Seeks to maximize total return,       Diversified portfolio of debt
                                        consistent with liquidity and         securities with maturities of 3
                                        preservation of capital               years or less

2 The Citigroup Broad Investment Grade Index (the "BIG Index") is an unmanaged capitalization weighted index that contains approximately 5,500 individually priced fixed income securities. The BIG Index is generally considered to be representative of the U.S. bond market.

  UNDERLYING MONEY MARKET FUNDS         INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
  MainStay Cash Reserves Fund           Seeks a high level of current income  High-quality, short-term securities
                                        while preserving capital and          denominated in U.S. dollars that
                                        maintaining liquidity                 mature in 13 months or less

  MainStay Money Market Fund            Seeks a high level of current income  High-quality, short-term securities
                                        while preserving capital and          denominated in U.S. dollars that
                                        maintaining liquidity                 mature in 13 months or less

In addition to purchasing the securities listed in the tables above under "Primary Investments," some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information

THE UNDERLYING FUNDS: INVESTMENT STRATEGIES AND RISKS

concerning the investment practices of and risks associated with the Underlying Funds, please see the following section, "Principal Investment Risks of the Underlying Funds," the Statement of Additional Information, and the Underlying Fund prospectuses.

ADDITIONAL UNDERLYING FUNDS

In addition to the Underlying Funds listed above, the Fund may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Manager and without shareholder approval.

PRINCIPAL INVESTMENT RISKS OF THE UNDERLYING FUNDS

- Market Risk: The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

- Growth Securities Risk: Certain Underlying Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

- Value Securities Risk: Certain Underlying Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

- Foreign Securities Risk: Foreign investments could be more difficult to sell than U.S. investments. They also may subject an Underlying Fund to risks different from investing in U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

  Some foreign securities are issued by companies organized outside the U.S. and are traded only or primarily in trading markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the U.S. but are denominated in U.S. dollars. These securities are not subject to all of the risks

                           THE UNDERLYING FUNDS: INVESTMENT STRATEGIES AND RISKS

  of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets.

  Many of the foreign securities in which the Underlying Funds invest will be denominated in foreign currency. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of an Underlying Funds' assets. However, an Underlying Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

- Smaller Company Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

- Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies or instrumentalities are not guaranteed by the U.S. Government. Participation interests in municipal securities also are subject to the risk of default by the issuing bank.

- Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the Underlying Funds' portfolios will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Underlying Funds' portfolios will generally rise.

- Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities because changes in interest rates are increasingly difficult to predict over longer periods of time. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of an Underlying Fund's fixed income investments will affect the volatility of its share price.

- Mortgage- and Asset-Backed Security Risk: Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. A portfolio manager's ability to correctly forecast interest rates and other economic factors will impact the

THE UNDERLYING FUNDS: INVESTMENT STRATEGIES AND RISKS

  success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment.

- High-Yield Bond Risk: High-yield debt securities (sometimes called "junk bonds") are rated lower than Baa by Moody's or BBB by S&P or, if not rated, are determined to be of equivalent quality by the portfolio manager and are sometimes considered speculative. Investments in high-yield bonds or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated debt securities. High-yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

- Liquidity Risk: Certain of the Underlying Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Underlying Fund from selling these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

- High Portfolio Turnover: Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, an Underlying Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Underlying Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (at or over 100%) often have higher transaction costs (which are paid by the Underlying Fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling your Fund investment.

BEFORE YOU INVEST:
DECIDING WHICH MAINSTAY CLASS OF SHARES TO BUY

This Prospectus offers Class A, B, C, and I of the Funds. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of a Fund, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

- how much you plan to invest;

- how long you plan to hold your shares;

- total expenses associated with each class of shares;

- whether you qualify for any reduction or waiver of sales charge.

As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These fund-wide operating costs are typically paid from the assets of a Fund, and thus, all investors in a Fund indirectly share the costs. These expenses for each Fund are presented earlier in this Prospectus in the tables titled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class-specific costs are:

- DISTRIBUTION AND/OR SERVICE (12B-1) FEE--named after the SEC rule that permits their payment, "12b-1 fees" are paid by a Fund to the Fund's distributor, NYLIFE Distributors LLC ("Distributor"), for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.

The key point to keep in mind about 12b-1 fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid.

In addition to regular Fund operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial advisor for helping you with your investment decisions. The Fund typically covers such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each Fund are presented earlier in this Prospectus in the tables

SHAREHOLDER GUIDE

titled, "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

- INITIAL SALES CHARGE--also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Class A shares and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

- CONTINGENT DEFERRED SALES CHARGE--also known as a "CDSC" or "back-end sales load," refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of your purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b-1 fee. Over time, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail in this Shareholder Guide. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

                  CLASS A        CLASS B             CLASS C        CLASS I
  Initial sales    Yes             No                  No            No
  charge

  Ongoing         0.25%           0.75%               0.75%         None
  service and/or              distribution        distribution
  distribution                0.25% service       0.25% service
  fee (Rule                   (1.00% total)       (1.00% total)
  12b-1 fee)



  Shareholder      None           None                None          None
  service fee
  (non-Rule
  12b-1 fee)

  Contingent      None(1)     Sliding scale       1% on sale of     None
  deferred sales            during the first     shares held for
  charge                     six years after    one year or less
                                purchase



  Conversion        No             Yes                 No            No
  feature

  Purchase         None         $100,000           $1,000,000       None
  maximum(2)



  Redemption fee   None           None                None          None

1 Except on certain redemptions from purchases made without an initial sales charge.

2 Per transaction. Does not apply to purchases by certain retirement plans.

The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, the Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial advisor. Generally, however, Class A shares are more economical if you intend to invest larger amounts ($100,000 or more) and hold your shares long-term (more than 6 years). Class B shares may be more economical if you intend to invest lesser amounts and hold your shares long-term. Class C shares may be more economical if you intend to hold your shares for a shorter term (6 years or less). Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts.

                                                               SHAREHOLDER GUIDE

CLASS A SHARE CONSIDERATIONS

- When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Reducing the Initial Sales Charge on Class A Shares").

- Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you're usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:

  - plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or

  - qualify for a reduced or waived sales charge.

CLASS B SHARE CONSIDERATIONS

You pay no initial sales charge on an investment in Class B shares. However, you pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

- Due to the availability of sales charge discounts for Class A shares and the higher ongoing fees for Class B shares, Class A shares may be more economical than Class B if you, your spouse, and/or your children under the age of 21 intend to invest more than $50,000.

- The more economical share class will depend on a variety of factors, including:

  - your personal situation (e.g., total amount available to invest, anticipated holding period for the shares to be purchased); and

  - external factors such as the type of fund(s) purchased (index fund, actively managed fixed income fund or actively managed equity fund), fund expenses and the actual performance of the fund(s) purchased.

- You should consult with your financial advisor to assess your intended purchase in light of your particular circumstances.

- The Funds will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

- In most circumstances, you will pay a contingent deferred sales charge (CDSC) if you sell Class B shares within six years of buying them (see "Information on Sales Charges"). There are exceptions, which are described in the Statement of Additional Information.

- Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

- If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares of most Funds.

- When you sell Class B shares, to minimize your sales charges, the Fund first redeems the shares that have no CDSC (the appreciation of the original value of your shares, then fully aged shares, and any shares you received through reinvestment of dividends and capital gains) and then shares you have held longest.

SHAREHOLDER GUIDE

- Class B shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. This reduces service and/or distribution fees.

- The Funds expect all share conversions to be made on a tax-free basis. If this cannot be reasonably assured, the Funds reserve the right to modify or eliminate this share class conversion feature.

CLASS C SHARE CONSIDERATIONS

- You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing service and/or distribution fees over the life of your investment.

- In most circumstances, you will pay a 1% CDSC if you redeem shares held for one year or less.

- When you sell your Class C shares, to minimize your sales charges, the Fund first redeems the appreciation of the original value of your shares, then fully aged shares, then any shares you received through reinvestment of dividends and capital gains and then shares you have held longest.

- Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing service and/or distribution fees over the life of their investment.

- The Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more.

CLASS I CONSIDERATIONS

You pay no initial sales charge or CDSC on an investment in Class I shares.

- You do not pay any ongoing service or distribution fees.

- You may buy Class I shares if you are an:

  - INSTITUTIONAL INVESTOR

    - certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through NYLIM Retirement Plan Services or NYLIFE Distributors LLC;

    - certain financial institutions, endowments, foundations or corporations with a service arrangement through NYLIFE Distributors LLC or its affiliates; or

    - purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC.

  - INDIVIDUAL INVESTOR--who is initially investing at least $5 million in any single MainStay Fund.

  - EXISTING CLASS I SHAREHOLDER--who owned shares of the No-Load Class of any Eclipse Fund as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004.

If you purchase shares through a financial intermediary, you must tell your financial advisor of your eligibility for Class I shares at the time of your purchase.

INFORMATION ON SALES CHARGES

Class A Shares

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as indicated in the following table. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Reducing the Initial Sales Charge on Class A Shares." Any applicable sales charge will be deducted directly from your investment. All

                                                               SHAREHOLDER GUIDE

or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

                               SALES CHARGES AS A PERCENTAGE
                                             OF                          TYPICAL DEALER
                             ----------------------------------          CONCESSION AS A
  PURCHASE                      OFFERING              NET                       %
  AMOUNT                         PRICE             INVESTMENT           OF OFFERING PRICE
  Less than $50,000              5.50%               5.82%                    4.75%
  $50,000 to $99,999             4.50%               4.71%                    4.00%



  $100,000 to $249,999           3.50%               3.63%                    3.00%
  $250,000 to $499,999           2.50%               2.56%                    2.00%



  $500,000 to $999,999           2.00%               2.04%                    1.75%
  $1,000,000 or more*             None                None                     None

* No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

REDUCING THE INITIAL SALES CHARGE ON CLASS A SHARES

You may be eligible to buy Class A shares of the Funds at one of the reduced sales charge rates shown in the table above under the Funds' "Right of Accumulation" or a "Letter of Intent." The Funds reserve the right to modify or eliminate these programs at any time.

- RIGHT OF ACCUMULATION

  A "right of accumulation" allows you to reduce the initial sales charge, as shown in the table above, by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Class A, Class B or Class C shares of most MainStay Funds. You may not include investments in the MainStay Cash Reserves Fund or MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan.

  For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $10,000 in a Fund, using your right of accumulation you can invest that $10,000 in Class A shares and pay the reduced sales charge rate normally applicable to a $105,000 investment.

  For more information, see "Purchase, Redemption, Exchanges and Repurchase -- Reduced Sales Charges" in the Statement of Additional Information.

- LETTER OF INTENT

  Where the right of accumulation allows you to use prior investments to reach a reduced initial sales charge, a "letter of intent" allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse, or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Class A, Class B or Class C shares of one Fund or more MainStay Fund(s) (excluding the MainStay Cash Reserves Fund or MainStay Money Market
  Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Class A shares of the Funds purchased during that period. You can include

SHAREHOLDER GUIDE

  purchases made up to 90 days before the date of the Letter of Intent. You can also apply the right of accumulation to these purchases.

  Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Funds' Transfer Agent for this purpose. For more information, see "Purchase, Redemption, Exchanges and Repurchase -- Letter of Intent" in the Fund's Statement of Additional Information.

- YOUR RESPONSIBILITY

  To receive the reduced sales charge, you must inform the Funds' Distributor of your eligibility and holdings at the time of your purchase, if you are buying shares directly from the Funds. If you are buying shares through a financial intermediary, you must tell your financial advisor of your eligibility for the Right of Accumulation or a Letter of Intent at the time of your purchase.

  To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial advisor a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse, or your minor children, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current offering price per share to determine what Class A sales charge rate you may qualify for on your current purchase. IF YOU DO NOT INFORM THE DISTRIBUTOR OR YOUR FINANCIAL ADVISOR OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A SALES CHARGE REDUCTION OR DO NOT PROVIDE REQUESTED DOCUMENTATION, YOU MAY NOT RECEIVE A DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

  More information on Class A share sales charge discounts is available in the Statement of Additional Information (see "Purchase, Redemption, Exchanges and Repurchase") or on the internet at www.mainstayfunds.com (under the "Shareholder Services" tab).

- GROUP RETIREMENT PLAN PURCHASES

  You will not pay an initial sales charge if you purchase Class A shares through a group retirement plan (other than non-ERISA 403(b)(7) plans and IRA plans) that meets certain criteria, including:

    - 50 or more participants; or

    - an aggregate investment in shares of any class of the Funds of $1,000,000 or more.

  If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

- PURCHASES THROUGH FINANCIAL SERVICES FIRMS

  You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a contractual arrangement with the Distributor. The Funds have authorized these firms (and other intermediaries

                                                               SHAREHOLDER GUIDE

  that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges. Please read their program materials for any special provisions or additional service features that may apply to investing in the Funds through these firms.

- 529 PLANS

  When shares of the Funds are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Class A shares without an initial sales load.

- OTHER WAIVERS

  There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Funds and of New York Life and their affiliates or shareholders who owned shares of the Service Class of any Eclipse Fund as of December 31, 2003. These categories are described in the Statement of Additional Information.

- CONTINGENT DEFERRED SALES CHARGE ON CERTAIN CLASS A SHARE REDEMPTIONS

  If your initial sales charge is eliminated, we may impose a CDSC of 1% if you redeem or exchange your shares within one year. The Funds' Distributor may pay a commission on these purchases from its own resources.

For more information about these considerations, call your financial advisor or the Funds' transfer agent, MainStay Shareholder Services (MSS), a division of NYLIM Service Company LLC and an affiliate of New York Life Investment Management LLC, toll-free at 1-800-MAINSTAY (1-800-624-6782), and read the information under "Purchase, Redemption, Exchanges and Repurchase--Contingent Deferred Sales Charge, Class A" in the Statement of Additional Information.

Class B Shares

Class B shares are sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described in the Statement of Additional Information. Additionally, Class B shares have higher ongoing service and/or distribution fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of

SHAREHOLDER GUIDE

the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

                                             CONTINGENT DEFERRED SALES CHARGE (CDSC)
                                                               AS A
  FOR SHARES                                     % OF AMOUNT REDEEMED SUBJECT TO
  SOLD IN THE:                                                CHARGE
  First year                                                  5.00%
  Second year                                                 4.00%



  Third year                                                  3.00%
  Fourth year                                                 2.00%



  Fifth year                                                  2.00%
  Sixth year                                                  1.00%



  Thereafter                                                   None

There are exceptions, which are described in the Statement of Additional Information.

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in the Statement of Additional Information. Additionally, Class C shares have higher ongoing service and/or distribution fees, and over time, these fees may cost you more than paying an initial sales charge. The Class C CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

Computing Contingent Deferred Sales Charge on Class B and Class C

A CDSC may be imposed on redemptions of Class B and Class C shares of a Fund, at the rate previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years or Class C shares in the Fund for the preceding year.

However, no such charge will be imposed to the extent that the net asset value of the Class B or Class C shares redeemed does not exceed:

- the current aggregate net asset value of Class B or Class C shares of the Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

- the current aggregate net asset value of Class B or Class C shares of the Fund purchased through reinvestment of dividends or distributions; plus

- increases in the net asset value of the investor's Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years for Class B shares or one year for Class C shares.

There are exceptions, which are described in the Statement of Additional Information.

                                                               SHAREHOLDER GUIDE

INFORMATION ON FEES

Rule 12b-1 Plans

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for certain classes of shares pursuant to which service and/or distribution fees are paid to the Distributor. The Class A 12b-1 plan typically provides for payment for distribution or service activities of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Class B and Class C 12b-1 plans each provide for payment of both distribution and service activities of up to 1.00% of the average annual net assets of Class B and C shares of the Funds, respectively. The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may more than offset the amount paid in initial sales charges.

COMPENSATION TO DEALERS

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Funds and shareholders. Such compensation varies depending upon the Fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

- The Distributor pays sales concessions to dealers, as described in the tables under "Information on Sales Charges" above, on the purchase price of Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.

- The Distributor or an affiliate, from its own resources, pays a sales concession of up to 1.00% on the purchase price of Class A shares, sold at net asset value, to dealers at the time of sale.

- From its own resources, the Distributor pays a sales concession of 4.00% on purchases of Class B shares to dealers at the time of sale.

- The Distributor pays a sales concession of 1.00% on purchases of Class C shares to dealers from its own resources at the time of sale.

- The Distributor or an affiliate, from its own resources, may pay a sales concession of up to 0.10% on the purchase price of Class I shares to dealers at the time of sale and up to 0.05% annually on Class I shares held.

- The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.

- In addition to payments described above, the Distributor or an affiliate, from its own resources, pays other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.

- The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

SHAREHOLDER GUIDE

---------------------------

GOOD ORDER means all the necessary information, signatures and documentation have been fully completed.

- The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell Fund shares.

- Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of the Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds may use financial firms that sell Fund shares to make transactions for a Fund's portfolio, the Fund, the Manager and any Subadvisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor's or an affiliate's own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

For more information regarding any of the types of compensation described above, see the Statement of Additional Information or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

BUYING, SELLING AND EXCHANGING MAINSTAY SHARES

HOW TO OPEN YOUR MAINSTAY ACCOUNT

Class A, B or C Shares

Return your completed MainStay Funds application in GOOD ORDER with a check payable to MainStay Funds for the amount of your investment to your financial advisor or directly to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. If you place your order by phone, MainStay Shareholder Services ("MSS") must receive your completed application and check in good order within three business days.

Class I Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the Funds. If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MSS must receive your completed application and check in good order within three business days.

All Classes

You buy shares at net asset value (NAV) (plus, for Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4 pm eastern standard time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MSS receives your order in good order.

                                                               SHAREHOLDER GUIDE

Alternatively, MainStay Funds has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:

  - Name;

  - Date of birth (for individuals);

  - Residential or business street address (although post office boxes are still permitted for mailing); and

  - Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

The following minimums apply if you are investing in the Funds. A minimum initial investment amount may be waived for purchases by the Board, Directors and employees of New York Life and its affiliates and subsidiaries. The Funds may also accept additional investments of smaller amounts at their discretion.

Class A, B and C Shares

The following minimums apply if you are investing in Class A, B or C shares of the Funds:

- $1,000 for initial and $50 for subsequent purchases of any single MainStay Fund, or

SHAREHOLDER GUIDE

- if through Autoinvest, a monthly systematic investment plan: $500 for initial and $50 for subsequent purchases OR no initial and $100 for subsequent monthly purchases.

Class I Shares

The following minimums apply if you are investing in Class I shares of the
Funds:

- Individual Investors--$5 million for initial purchases of any single MainStay Fund, no minimum for subsequent purchase amount, and

- Institutional Investors--no minimum initial or subsequent purchase amounts.

                                                               SHAREHOLDER GUIDE

BUYING AND SELLING MAINSTAY SHARES

OPENING YOUR ACCOUNT -- INDIVIDUAL SHAREHOLDERS

                                        HOW                                               DETAILS

  BY WIRE:             You or your registered representative      The wire must include:
                       should call MSS toll-free at               * name(s) of investor(s);
                       1-800-MAINSTAY (1-800-624-6782) to         * your account number; and
                       obtain an account number and wiring        * Fund Name and Class of shares.
                       instructions. Wire the purchase            Your bank may charge a fee for the wire transfer.
                       amount to:
                       State Street Bank and Trust Company
                       * ABA #011-0000-28
                       * MainStay Funds (DDA #99029415)
                       * Attn: Custody and Shareholder
                         Services

                       To buy shares the same day, MSS must
                       receive your wired money by 4 pm
                       eastern time.

  BY PHONE:            Have your investment professional          * MSS must receive your application and check, payable
                       call MSS toll-free at 1-800-MAINSTAY         to MainStay Funds, in good order within three
                       (1-800-624-6782) between 8 am and 6          business days. If not, MSS can cancel your order and
                       pm eastern time any day the New York         hold you liable for costs incurred in placing it.
                       Stock Exchange is open. Call before 4      Be sure to write on your check:
                       pm eastern time to buy shares at the       * Fund name and class of shares;
                       current day's NAV.                         * your account number; and
                                                                  * name(s) of investor(s).




  BY MAIL:             Return your completed MainStay Funds       Make your check payable to: MainStay Funds
                       Application with a check for the           * $1,000 minimum
                       amount of your investment to:              Be sure to write on your check:
                       MainStay Funds                             * name(s) of investor(s)
                       P.O. Box 8401                              * Fund name and class of shares
                       Boston, MA 02266-8401
                       Send overnight orders to:
                       MainStay Funds
                       c/o Boston Financial Data Services
                       66 Brooks Drive
                       Braintree, MA 02184

SHAREHOLDER GUIDE

BUYING ADDITIONAL SHARES OF THE FUND--INDIVIDUAL SHAREHOLDERS

                                            HOW                                                 DETAILS

  BY WIRE:             Wire the purchase amount to:                       The wire must include:
                       State Street Bank and Trust Company                * name(s) of investor(s);
                       * ABA #011-0000-28                                 * your account number; and
                       * MainStay Funds (DDA #99029415)                   * Fund Name and Class of shares.
                       * Attn: Custody and Shareholder Services.
                                                                          Your bank may charge a fee for the wire transfer.
                          To buy shares the same day, MSS must
                         receive your wired money by 4 pm eastern
                         time.

  ELECTRONICALLY:      Call MSS toll-free at 1-800-MAINSTAY               Eligible investors can purchase shares by using
                       (1-800-624-6782) between 8 am and 6 pm             electronic debits from a designated bank account.
                       eastern time any day the New York Stock            * The maximum ACH purchase amount is $100,000.
                       Exchange is open to make an ACH purchase;
                       call before 4 pm to buy shares at the current
                       day's NAV; or
                        Visit us at www.mainstayfunds.com.




  BY MAIL:             Address your order to:                             Make your check payable to MainStay Funds.
                       MainStay Funds                                     * $50 minimum (for Class A, B and C shares).
                       P.O. Box 8401
                       Boston, MA 02266-8401                              Be sure to write on your check:
                                                                          * name(s) of investor(s);
                       Send overnight orders to:                          * your account number; and
                       MainStay Funds                                     * Fund Name and Class of shares.
                       c/o Boston Financial Data Services
                       66 Brooks Drive
                       Braintree, MA 02184




                                                               SHAREHOLDER GUIDE

SELLING SHARES--INDIVIDUAL SHAREHOLDERS

                                        HOW                                             DETAILS

  BY CONTACTING YOUR INVESTMENT DEALER:                           * You may sell (redeem) your shares through your
                                                                    Investment Dealer or by any of the methods
                                                                    described below.

  BY PHONE:            TO RECEIVE PROCEEDS BY CHECK:              * MSS will only send checks to the account owner at
                       Call MSS toll-free at 1-800-MAINSTAY         the owner's address of record and generally will
                       (1-800-624-6782) between 8 am and 6          not send checks to addresses on record for 30
                       pm eastern time any day the New York         days or less.
                       Stock Exchange is open. Call before 4      * The maximum order MSS can process by phone is
                       pm eastern time to sell shares at the        $100,000.
                       current day's NAV.




                       TO RECEIVE PROCEEDS BY WIRE:               * Generally, after receiving your sell order by
                       Call MSS toll-free at 1-800-MAINSTAY       phone, MSS will send the proceeds by bank wire to
                       (1-800-624-6782) between 8 am and 6          your designated bank account the next business
                       pm eastern time any day the New York         day, although it may take up to seven days to do
                       Stock Exchange is open. Eligible             so. Your bank may charge you a fee to receive the
                       investors may sell shares and have           wire transfer.
                       proceeds electronically credited to a
                       designated bank account.
                                                                  * MSS must have your bank account information on
                                                                  file.
                                                                  * There is an $11 fee for wire redemptions.
                                                                  * The minimum wire transfer amount is $1,000.

                       TO RECEIVE PROCEEDS ELECTRONICALLY BY      * MSS must have your bank information on file.
                       ACH:                                       * Proceeds may take 2-3 days to reach your bank
                       Call MSS toll-free at 1-800-MAINSTAY         account.
                       (1-800-624-6782) between 8 am and 6        * There is no fee from MSS for this transaction.
                       pm eastern time any day banks and the      * The maximum ACH transfer amount is $100,000.
                       New York Stock Exchange are open.
                       Visit us at www.mainstayfunds.com.




  BY MAIL:             Address your order to:                     Write a letter of instruction that includes:
                       MainStay Funds                             * your name(s) and signature(s);
                       P.O. Box 8401                              * your account number;
                       Boston, MA 02266-8401                      * Fund name and Class of shares; and
                                                                  * dollar or share amount you want to sell.
                       Send overnight orders to:
                       MainStay Funds                             Obtain a MEDALLION SIGNATURE GUARANTEE or other
                       c/o Boston Financial Data Services         documentation, as required.
                       66 Brooks Drive
                       Braintree, MA 02184                        There is a $15 fee for checks mailed to you via
                                                                  overnight service.

SHAREHOLDER GUIDE

---------------------------

Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

---------------------------

CONVENIENT, YES . . .
BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that the Fund will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the Fund or MSS fail to use established safeguards for your protection. These safeguards are among those currently in place at MainStay Funds:

-all phone calls with service representatives are tape recorded, and

-written confirmation of every transaction is sent to your address of record.

MSS and the Funds reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

TELEPHONE REDEMPTION PRIVILEGES
REDEMPTIONS-IN-KIND
The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.
THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES
When you sell shares, you have the right--for 90 days--to reinvest any or all of the money in the same class of any MainStay Fund without paying another sales charge (as long as you had paid a sales charge on the original shares). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting.

SHAREHOLDER SERVICES


Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MSS toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing--Individual Shareholders Only

MainStay offers three automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

- make regularly scheduled investments; and/or

- purchase shares whenever you choose.

2. Dividend reinvestment

Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund.

3. Payroll deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan--Individual Shareholders Only.

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.

The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making systematic investments.

Exchanging Shares Among MainStay Funds--Individual Shareholders Only.

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another. When you redeem exchanged shares without a

                                                               SHAREHOLDER GUIDE

---------------------------

MSS tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.
---------------------------

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences.

corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. You may not exchange shares between classes. If you choose to sell Class B or Class C shares and then separately buy Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Class A shares.

You also may exchange shares of a MainStay Fund for shares of the same class, if offered, of any of the following funds, which are offered in different prospectuses:

                    - MainStay All Cap Growth Fund           - MainStay Floating Rate Fund
                    - MainStay All Cap Value Fund            - MainStay Global High Income Fund
                    - MainStay Asset Manager Fund            - MainStay Government Fund
                    - MainStay Balanced Fund                 - MainStay High Yield Corporate Bond
                    - MainStay Capital Appreciation Fund     Fund
                    - MainStay Cash Reserves Fund            - MainStay Indexed Bond Fund
                    - MainStay Common Stock Fund             - MainStay Intermediate Term Bond Fund
                    - MainStay International Equity Fund     - MainStay Small Cap Growth Fund
                    - MainStay Large Cap Growth Fund         - MainStay Small Cap Opportunity Fund
                    - MainStay MAP Fund                      - MainStay Small Cap Value Fund
                    - MainStay Mid Cap Growth                - MainStay Short Term Bond Fund
                    - MainStay Mid Cap Opportunity Fund      - MainStay Tax Free Bond Fund
                    - MainStay Mid Cap Value Fund            - MainStay Total Return Fund
                    - MainStay Money Market Fund             - MainStay Value Fund
                    - MainStay S&P 500 Index Fund
                    - MainStay Convertible Fund
                    - MainStay Diversified Income Fund

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution or by calling MainStay Funds at 1-800-MAINSTAY (1-800-624-6782).

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases.

The exchange privilege is not intended as a vehicle for short term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders.

In order to maintain a stable asset base in the Funds and to reduce Fund administrative expenses borne by each Fund, five exchanges per account are permitted in each calendar year without the imposition of any transaction fee; subsequently, a $10 processing fee payable to the Funds' transfer agent will be assessed per exchange and additional exchange requests may be denied. The processing fee will not be charged on systematic exchanges, on exchanges processed via MainStay's audio response system, on exchanges processed on the MainStay website, and on certain accounts, such as retirement plans and broker omnibus accounts where no participant is listed or for which tracking data is not available.

The Funds reserve the right to refuse any purchase or exchange requests that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund's judgment, is likely to, or actually engages in, excessive trading.

SHAREHOLDER GUIDE

The Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.

In certain circumstances you may have to pay a sales charge. Sales charges apply when you:

- exchange Class A shares of the Money Market Fund for Class A shares of another Fund, unless you've already paid the sales charge on those shares; or

- exchange Class B shares of the Money Market Fund for Class B shares of another Fund and redeem within six years of the original purchase; or

- exchange Class C shares of the Money Market Fund for Class C shares of another Fund and redeem within one year of the original purchase.

In addition, if you exchange Class B or Class C shares of a Fund into Class B or Class C shares of the Money Market Fund or you exchange Class A shares of a Fund subject to the 1% CDSC into Class A shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Class A, Class B or Class C shares, as applicable, of another MainStay Fund. The holding period for purposes of determining conversion of Class B shares into Class A shares also stops until you exchange back into Class B shares of another MainStay Fund.

Investing for Retirement

You can purchase shares of most MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use the MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

GENERAL POLICIES

Buying Shares

- All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cash, or starter checks.

- MSS does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

- If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

- A Fund may, in its discretion, reject any order for the purchase of shares.

- To limit the Funds' expenses, we no longer issue share certificates.

                                                               SHAREHOLDER GUIDE

Selling Shares

- Your shares will be sold at the next NAV calculated after MSS receives your request in good order. MSS will make the payment within seven days after receiving your request in good order.

- If you buy shares by check or by ACH purchase and quickly decide to sell them the Fund may not process your request for 10 days from the date the check or ACH purchase order is received.

- When you sell Class B or Class C shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

- There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on the New York Stock Exchange is restricted or the SEC deems an emergency to exist.

- Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MSS takes reasonable measures to verify the order.

- Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

- MSS requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

- MSS requires a written order to sell shares and a Medallion signature guarantee if:

  - MSS does not have on file required bank information to wire funds;

  - the proceeds from the sale will exceed $100,000;

  - the proceeds of the sale are to be sent to an address other than the address of record; or

  - the proceeds are to be payable to someone other than the account holder(s).

- In the interests of all shareholders, the Funds reserve the right to:

  - change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

  - change or discontinue the systematic withdrawal plan upon notice to shareholders;

  - close accounts with balances less than $500 invested in Class A, B or C shares (by redeeming all shares held and sending proceeds to the address of record); and/or

  - change the minimum investment amounts.

SHAREHOLDER GUIDE

---------------------------

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MSS immediately. If you fail to notify MSS within one year of the transaction, you may be required to bear the costs of correction.

Additional Information

You may receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call your Investment Dealer or MSS immediately. If you or your Investment Dealer fails to notify MSS within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party--bank, broker, 401(k), financial advisor, or fund supermarket--there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time the MainStay Funds may close and reopen any of the Funds to new investors or new share purchases at its discretion. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

Medallion Signature Guarantees

A Medallion signature guarantee helps protect against fraud. To protect your account, the Fund and MSS from fraud, Medallion signature guarantees are required to enable MSS to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion signature guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program
(SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MSS toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

FAIR VALUATION, MARKET TIMING, AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the Fund's Share Prices (NAV) and the Valuation of Securities

Each Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm eastern time) every day the Exchange is open. The net asset value per share for a class of shares is determined by dividing the value of a Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. With respect to any portion of a Fund's assets that are invested in one or more Underlying Funds, the Fund's NAV is calculated based upon the NAVs of those Underlying Funds, (Please refer to the Underlying
 38

                                                               SHAREHOLDER GUIDE

Funds' prospectuses for a description of how the securities held by such funds may be valued). The value of a Fund's other investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund's securities after the close of trading on the principal markets on which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager determines a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. The NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds' Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Funds' fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Excessive Purchases and Redemptions or Exchanges

The interests of each Fund's shareholders and a Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund's investment strategies or negatively impact Fund performance. For example, the Manager might have to maintain more of a Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders.

The Funds are not intended to be used as a vehicle for short-term trading, and the Funds' Board of Directors has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the

SHAREHOLDER GUIDE

Funds reserve the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operations, including those from any individual or group who, in the Funds' judgment, is likely to harm Fund shareholders. Pursuant to the Funds' policies and procedures, a Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the surveillance procedures. Any additional exceptions are subject to the advance approval by the Funds' chief compliance officer, among others, and are subject to Board oversight.

The Funds, through MSS and the Distributor, maintain surveillance procedures to detect excessive or frequent trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, a Fund will place a "block" on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Funds may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Funds' Prospectus.

While the Funds discourage excessive short-term trading, there is no assurance that they will be able to detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds' ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Funds to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Funds may review and determine whether it is in the best interest of a Funds to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Funds have no arrangements to permit or accommodate frequent or excessive short-term trading.

Each Underlying Fund has adopted policies regarding frequent or excessive trading that are substantially similar to those described above. The Funds' routine allocation and rebalancing transactions in the Underlying Funds shares will not be subject to any restrictions or prohibitions under such policies.

                                                               SHAREHOLDER GUIDE

---------------------------

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

---------------------------
MSS reserves the right to automatically reinvest dividend distributions of less than $10.00.

Portfolio Holdings Information

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities holdings is available in the Funds' Statement of Additional Information. MainStay Funds publish quarterly a list of each Fund's ten largest holdings and publish monthly a complete schedule of the Fund's portfolio holdings on the internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). The portfolio holdings are made available as of the last day of each calendar month approximately 30 days after the end of that month. In addition, disclosure of the Funds' top ten holdings is made quarterly approximately 15 days after the end of each fiscal quarter. The quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

FUND EARNINGS

Dividends and Interest

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends". The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

When the Fund Pays Dividends

The Funds declare and distribute any dividends at least once a year. Dividends are normally paid on the first business day of each month after a dividend is declared.

Capital Gains

The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The Funds will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MSS directly or the Fund directly. The seven choices are:

1. Reinvest dividends and capital gains in:

   - the same Fund or

   - another MainStay Fund of your choice (other than a Fund that is closed, either to new investors or to new share purchases).

2. Take the dividends in cash and reinvest the capital gains in the same Fund.

3. Take the capital gains in cash and reinvest the dividends in the same Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5. Take dividends and capital gains in cash.

SHAREHOLDER GUIDE

---------------------------

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through automatic reinvestment of dividends or capital gains.

---------------------------

SEEK PROFESSIONAL ASSISTANCE. Your investment professional can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the Statement of Additional Information.

---------------------------

DO NOT OVERLOOK SALES CHARGES. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

6. Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

UNDERSTAND THE TAX CONSEQUENCES

Most of Your Earnings are Taxable

Virtually all of the dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. A Fund's realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of an Equity Fund, if any, will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities (particularly earnings generated by a Fixed Income Fund) generally will be a result of income generated on debt investments and will be taxable as ordinary income.

For individual shareholders, a portion of the dividends received from the Funds may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. Since many of the stocks in which the Funds invest do not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the 15% maximum rate. For corporate shareholders, a portion of the dividends received from the Equity Funds and Blended Funds may qualify for the corporate dividends received deduction.

MSS will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

The Funds may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Exchanges

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes.

KNOW WITH WHOM YOU'RE INVESTING

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

New York Life Investment Management LLC ("NYLIM" or the "Manager"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds' Manager. In conformity with the stated policies of the Funds, NYLIM administers the Funds' business affairs and manages the investment operations of the Fund and the composition of the portfolios of the Funds, subject to the supervision of the Board of Directors of Eclipse Funds Inc. The Manager commenced operations in April 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all operational expenses that are not the responsibility of the Fund. The Funds do not pay any fees to the Manager under the Company's investment advisory agreement in return for the advisory and asset allocation services provided. The Funds do, however, indirectly pay their proportionate share of the management fees paid to the Manager by the Underlying Funds in which the Funds invest.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, or Dividend Disbursing and Shareholder Servicing Agent, except to the extent expressly provided in the advisory agreement between the Manager and the Funds.

WHO MANAGES YOUR MONEY?

NYLIM serves as manager of the assets of the Funds. NYLIM commenced operation in April 2000 and is a Delaware limited liability company. As of December 31, 2004, NYLIM and its affiliates managed approximately $189.1 billion in assets.

PORTFOLIO MANAGERS

NYLIM uses a team of portfolio managers and analysts acting together to manage each Fund's investments. The senior members of each Fund's portfolio management team who are jointly and primarily responsible for the Fund's day-to-day management are set forth below.

TONY ELAVIA Mr. Elavia has been an employee of NYLIM since September 2004 and is a Senior Managing Director. Mr. Elavia is also Chief Investment Officer of NYLIM Equity Investors Group, a division of NYLIM LLC. Prior to joining NYLIM, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a PH.D. and M.A. in Economics from the University of Houston and a M.S. and B.C. from the University of Baroda in Vadodara, India.

DEVON MCCORMICK, CFA Mr. McCormick became a manager of the Asset Manager Fund on May 1, 2004. He joined NYLIM's Quantitative Strategies division in May 2001 and is responsible for research and development of new quantitative models as well as enhancing existing models used for active quantitative portfolio engineering. Mr. McCormick has over twenty years of experience with technology in the field of finance. Prior to joining NYLIM, he was associated with Bankers Trust/Deutsche Bank, Smith Barney and at Morgan Stanley. Mr McCormick received his B.A. in Philosophy from Vassar College and was awarded his CFA designation in 2000. He is a member of the New York Society of Security Analysts; the Association for Computing Machinery; the Quantitative Work Alliance for Applied Finance, Education, and Wisdom; the New York Academy of Sciences; and the Society of Quantitative Analysts.

UNDERLYING FUND PERFORMANCE

The table below is designed to show you how the Class I shares of the Underlying Funds have performed over time.*

  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDING DECEMBER 31,                 1           5         10 YEARS OR
  2004)                                               YEAR       YEARS       LIFE OF FUND
  MainStay All Cap Growth Fund                        6.81%      -8.67%          8.88%

  MainStay All Cap Value Fund                        11.40%       4.61%          9.34%
  MainStay Capital Appreciation Fund                  3.20%      -9.52%          7.96%

  MainStay Cash Reserves Fund                         0.92%       2.63%          3.92%
  MainStay Common Stock Fund(1)                       3.71%      -5.14%          2.69%
  MainStay Diversified Income Fund(2)                 8.12%       7.57%          6.71%

  MainStay Floating Rate Fund(3)                         --          --          2.52%
  MainStay Government Fund                            3.09%       6.67%          6.71%

  MainStay High Yield Corporate Bond Fund            12.77%       8.27%         10.33%
  MainStay Indexed Bond Fund                          3.82%       7.21%          7.06%

  MainStay Intermediate Term Bond Fund                4.54%       6.80%          6.76%
  MainStay International Equity Fund                 17.53%      -0.15%          6.31%

  MainStay Large Cap Growth Fund(4)                  13.93%      -3.86%          7.36%
  MainStay MAP Fund                                  16.29%       9.13%         15.80%

  MainStay Mid Cap Growth Fund(5)                    16.03%          --         -0.18%
  MainStay Mid Cap Opportunity Fund                  21.93%      11.24%         14.48%

  MainStay Mid Cap Value Fund(6)                     16.19%      10.97%         12.70%
  MainStay Money Market Fund                          0.70%       2.38%          3.70%
  MainStay S&P 500 Index Fund                        10.60%      -2.45%         11.83%

  MainStay Short Term Bond Fund                       0.66%       4.50%          5.23%
  MainStay Small Cap Opportunity Fund                25.79%      14.04%         15.59%

  MainStay Small Cap Value Fund(7)                   12.47%      15.04%         10.48%
  MainStay Value Fund                                10.83%       4.10%          9.08%

* Returns shown for the Common Stock Fund, Mid Cap Growth Fund, and Small Cap Value Fund are for Class B shares of each Fund as the Class I shares of those Funds had not been in operation as of 12/31/04.

1. The Fund commenced operations on 6/1/98.
2. The Fund commenced operations on 2/28/97.
3. The Fund commenced operations on 5/3/04.
4. The Fund commenced operations on 7/1/95.
5. The Fund commenced operations on 1/2/01.
6. The Fund commenced operations on 6/1/98.
7. The Fund commenced operations on 6/1/98.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.

[NEW YORK LIFE INVESTMENT LOGO]


[RECYCLE LOGO]

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Fund. The current SAI for the Fund is incorporated by reference into this Prospectus and has been filed with the SEC.

TO OBTAIN INFORMATION:
More information about the Funds, including the SAI is available, without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 1-800-MAINSTAY (1-800-624-6782), visit our website at www.mainstayfunds.com, or write to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

You can also review and copy information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090). This information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained by paying a duplicating fee and sending an e-mail to publicinfo@sec.gov, or writing the SEC's Public Reference Section, Washington, DC 20549-0102.

NYLIFE DISTRIBUTORS LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of the MainStay Funds

Eclipse Funds Inc.
SEC File Number: 811-06175

For more information about the Funds call toll free 1-800-MAINSTAY (1-800-624-6782)
or visit our website at www.mainstayfunds.com.
                                                                    MSAA01-03/05

                                 MAINSTAY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      MAINSTAY CONSERVATIVE ALLOCATION FUND
                        MAINSTAY MODERATE ALLOCATION FUND
                    MAINSTAY MODERATE GROWTH ALLOCATION FUND
                         MAINSTAY GROWTH ALLOCATION FUND

                  CLASS A, CLASS B, CLASS C, AND CLASS I SHARES

               169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054

                                 MARCH 31, 2005

      Although not a prospectus, this Statement of Additional Information (the "SAI") supplements the information contained in the prospectus dated March 31, 2005, for the Class A, Class B, Class C, and Class I shares of the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, and MainStay Growth Allocation Fund, each a separate investment series (collectively, the "Funds" or "MainStay Funds") of Eclipse Funds Inc., a Maryland corporation (the "Company"), as amended or supplemented from time to time (the "Prospectus"). This SAI is incorporated by reference in and is made a part of the Prospectus, and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-800-MAINSTAY (1-800-624-6782).

      No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or NYLIFE Distributors LLC (the "Distributor"). This SAI and the Prospectus do not constitute an offer by the Company or the Distributor to sell, or a solicitation of any offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

      Shareholder inquiries should be made by writing directly to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-800-MAINSTAY (1-800-624-6782). In addition, you can make inquiries through your registered representative.

      Since the Funds had not commenced operation as of the date of this SAI, no financial information is available.

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
ECLIPSE FUNDS INC..................................................     4
      The Manager..................................................     4
ADDITIONAL INFORMATION ABOUT THE FUNDS.............................     4
      The Underlying Funds.........................................     4
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS COMMON TO THE
FUNDS AND UNDERLYING FUNDS
      Depositary Receipts..........................................     5
      Arbitrage....................................................     5
      Borrowing....................................................     5
      Commercial Paper.............................................     6
      Temporary Defensive Position; Cash Equivalents...............     6
      Repurchase Agreements........................................     6
      Reverse Repurchase Agreements................................     7
      U.S. Government Securities...................................     7
      Standard & Poor's Depositary Receipts ("SPDRs")..............     8
      Stripped Corpus Interests in U.S. Treasury Securities........
      Corporate Debt and Corporate Fixed Income Securities.........     8
      Lending of Portfolio Securities..............................     9
      Illiquid Securities..........................................     9
      Floating Rate Loans..........................................    10
      Restricted Securities........................................    11
      Securities of Other Investment Companies.....................    11
      Municipal Securities.........................................    11
      Bank Obligations.............................................    13
      Floating and Variable Rate Securities........................    14
      Foreign Securities...........................................    14
      Exchange Traded Funds........................................    15
      Foreign Currency Transactions................................    15
      Foreign Government and Supranational Entity Securities.......    17
      Foreign Index-Linked Instruments.............................    18
      Firm or Standby Commitments..................................    19
      When-Issued Securities.......................................    19
      Mortgage-Related and Other Asset-Backed Securities...........    20
      Mortgage Dollar Rolls........................................    25
      Brady Bonds..................................................    25
      Loan Participation Interests.................................    25
      Real Estate Investment Trusts ("REITs")......................    27
      Risk Management Techniques...................................    27
      Options on Foreign Currencies................................    30
      Futures Transactions.........................................    31
      Swap Agreements..............................................    36
      Warrants.....................................................    37
      Short Sales Against the Box..................................    38
      Risks Associated with Debt Securities........................    38
      Zero Coupon Bonds............................................    39
FUNDAMENTAL INVESTMENT RESTRICTIONS................................    41
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS............................
BOARD MEMBERS AND OFFICERS.........................................    42
      Board Members................................................    45
      Compensation.................................................    46
      Approval of Management Agreement.............................    47
      Code of Ethics...............................................    47
THE MANAGER AND THE DISTRIBUTOR....................................    47
      Management Agreement.........................................    47
      Distribution Agreement.......................................    48
      Distribution Plans...........................................    48
PURCHASES AND REDEMPTIONS..........................................    49

PROXY VOTING POLICIES AND PROCEDURES................................   50
DISCLOSURE OF PORTFOLIO HOLDINGS....................................   51
PORTFOLIO MANAGERS..................................................   52
PORTFOLIO TRANSACTIONS AND BROKERAGE................................   53
PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE......................   55
      How to Purchase Shares of the Funds...........................   55
      General Information...........................................   55
      By Mail.......................................................   55
      By Telephone..................................................   55
      By Wire.......................................................   56
      Additional Investments........................................   56
      Systematic Investment Plans...................................   56
      Other Information.............................................   56
ALTERNATIVE SALES ARRANGEMENTS......................................   57
      Initial Sales Charge Alternative Class A Shares...............   57
      Purchases At Net Asset Value..................................   58
      Reduced Sales Charges On Class A Shares.......................   58
      Special Incentive Compensation Arrangements...................   58
      Letter Of Intent (LOI)........................................   58
      Contingent Deferred Sales Charge, Class A.....................   58
      Contingent Deferred Sales Charge, Class B.....................   59
      Contingent Deferred Sales Charge, Class C.....................   60
      Redemption Fee................................................
NET ASSET VALUE.....................................................   60
      How Portfolio Securities are Valued...........................   61
TAX INFORMATION.....................................................   62
Character of Distributions to Shareholders..........................   63
PERFORMANCE INFORMATION.............................................   67
OTHER INFORMATION...................................................   67
      Capitalization................................................   67
      Effective Maturity............................................   67
      Control Persons and Beneficial Share Ownership of the Funds...   67
      Independent Registered Public Accounting Firm.................   67
      Legal Counsel.................................................   67
      Transfer Agent................................................   67
      Custodian.....................................................   67
      Registration Statement........................................   67
APPENDIX A.......................................................... A-69

ECLIPSE FUNDS INC. (THE "COMPANY")

      The Company was incorporated in Maryland on September 21, 1990, and is an open-end, management investment company (or mutual fund). The authorized capital stock of the Company consists of 25 billion shares of common stock, with a par value of $0.01 per share. The Board of Directors of the Company is authorized, without shareholder approval, to divide the Company's shares into separate portfolios (also sometimes referred to as "classes" or "series" of shares), subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

      Shares of the Company are currently offered in 13 separate series, four of which, the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund, and MainStay Moderate Growth Allocation Fund are discussed in this SAI.

THE MANAGER

      New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the investment adviser to the Funds.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

      The Prospectus discusses the investment objectives, strategies, risks, and expenses of the Funds. This section contains supplemental information concerning certain securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks involved with those investment policies and strategies. Subject to the limitations set forth herein and in the Funds' Prospectus, the Manager may, in its discretion, at any time, employ such practice, technique or instrument for one or more Funds but not for all of the Funds. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance.

      The Funds invest all of their assets in certain series of The MainStay Funds, Eclipse Funds and the Company. These series in which the Funds invest are referred to in this Statement as the "Underlying Funds." Each Underlying Fund is advised by NYLIM and considered to "affiliates" of the Funds. With respect to certain Underlying Funds, the Manager has retained the services of one or more subadvisors (each a "Subadvisor") to manage the portfolios of those Underlying Funds. The Underlying Funds in which the Funds may invest, as set forth in the Funds' prospectus, are described below. The Manager may change the Underlying Funds from time to time without prior approval from shareholders. By investing in the Underlying Funds, the Funds may have an indirect investment interest in some or all of the securities and instruments described in the section below entitled "Investment Practices, Instruments and Risks Common to the Underlying Funds," below, depending upon how their assets are allocated among the Underlying Funds. The Funds may also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds. These securities and instruments are described in the Underlying Funds' current Prospectuses and Statements of Additional Information. Those Prospectuses and Statements of Additional Information are available upon request, free of charge, by calling MainStay Investments at 1-800-624-6782.

THE UNDERLYING FUNDS

      The Funds may choose to invest any of the 13 series of the Company, each of which, except Floating Rate Fund, are diversified.

      Eclipse Funds ("Trust"), a Massachusetts business trust, was established in Massachusetts by an Agreement and Declaration of Trust dated July 30, 1986, as amended, and is an open-end, management investment company. Eclipse Funds has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into any number of portfolios of shares, subject to the requirements of the 1940 Act. Shares of Eclipse Funds are currently offered in three separate, diversified portfolios, any of which the Fund may choose to invest in.

      The MainStay Funds (the "MainStay Trust") is an open-end management investment company (or mutual fund), organized as a Massachusetts business trust by an Agreement and Declaration of Trust dated January 9, 1986, as amended. The Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into any number of portfolio of shares, subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Trust are currently offered in 19 separate portfolios, any of which the Fund may choose to invest in. Each of these Underlying Funds, other than Global High Income Fund, is a diversified fund as defined by the 1940 Act.

      The Company, Trust and the MainStay Trust may be collectively referred to as "MainStay Funds" or the "MainStay Family of Funds." The Board of Directors of the Company may be referred to as the "Directors" and the Board of Trustees of the Trust may be referred to as the "Trustees." The Directors and the Trustees may be collectively referred to as the "Board" or the "Board Members."

NONE OF THE FUNDS ALONE CONSTITUTES A COMPLETE INVESTMENT PROGRAM

The loss of money is a risk of investing in the Funds. None of the Funds, individually or collectively, is intended to constitute a balanced or complete investment program and the NAV per share of each Fund will fluctuate based on the value of the securities held by each Fund. Each of the Funds is subject to the general risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.

                   INVESTMENT PRACTICES, INSTRUMENTS AND RISKS
                    COMMON TO THE FUNDS AND UNDERLYING FUNDS

The Funds invest substantially all of their assets in the Underlying Funds. By investing in the Underlying Funds, each Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Underlying Funds. The Underlying Funds may engage in the following investment practices, or invest in the following instruments to the extent permitted in the applicable Prospectus and SAI. Unless otherwise stated in the Prospectus, many investment techniques are discretionary. That means the portfolio manager of an Underlying Fund may elect to employ or not employ the various techniques in their sole discretion. Investors should not assume that any particular discretionary investment technique will ever be employed, or, if employed, that it will be employed at all times. The Funds may also be subject to additional risks associated with other securities, instruments and techniques utilized by the Underlying Funds which are not described below. A complete description of the Underlying Funds and their attendant risks is contained in the current Prospectuses and Statements of Additional Information, which are included in the registration statements (File Nos. 033-02610 and 811-04550 for The MainStay Funds, File Nos. 033-08865 and 811-04847 for Eclipse Funds, and File Nos. 033-36962 and 811-06175 for the Company) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The Prospectuses and Statements of Additional Information of the Underlying Funds may be obtained free of charge by calling MainStay Investments at 1-800-624-6782.

DEPOSITARY RECEIPTS

      An Underlying Fund may invest in ADRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. Most ADRs are traded on major U.S. stock exchanges. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADRs. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of underlying foreign securities.

ARBITRAGE

      An Underlying Fund may sell a security that it owns in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Underlying Funds do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Underlying Fund at the time of the transaction, thus eliminating any risk to the assets of an Underlying Fund. Such transactions, which involve costs to an Underlying Fund, may be limited by the policy of each Underlying Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").

BORROWING

      An Underlying Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires a fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, an Underlying Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Underlying Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code. To avoid the potential leveraging effects of an Underlying Fund's borrowings, an Underlying Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on an Underlying Fund's net asset value per share of any increase or decrease in the market value of the Underlying Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. An Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of an Underlying Fund's shares.

COMMERCIAL PAPER

      An Underlying Fund may invest in commercial paper if it is rated, at the time of investment, Prime-1 by Moody's Investors Services Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated by Moody's or S&P, if the Underlying Fund's manager or Subadvisor determines that the commercial paper is of comparable quality. In addition, each Fund may invest up to 5% of its total assets in non-investment grade commercial paper if it is rated in the second highest ratings category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or, if unrated, if the Underlying Fund's manager or Subadvisor determines that the commercial paper is of comparable quality. Commercial paper represents short-term (nine months or less) unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

TEMPORARY DEFENSIVE POSITION; CASH EQUIVALENTS

      In times of unusual or adverse market conditions, for temporary defensive purposes, each Fund and Underlying Fund may invest, without limit, in cash and cash equivalents. These include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities; see "Repurchase Agreements" for a description of the characteristics and risks of repurchase agreements); obligations of banks (certificates of deposit ("CDs"), bankers' acceptances and time deposits) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000, and obligations of other banks or S&Ls if such obligations are federally insured; commercial paper (as described in this SAI); investment grade corporate debt securities or money market instruments, for this purpose including U.S. government securities having remaining maturities of one year or less; and other debt instruments not specifically described above if such instruments are deemed by the manager or Subadvisor to be of comparable high quality and liquidity.

      In addition, a portion of a Fund's or an Underlying Fund's assets may be maintained in money market instruments as described above in such amount as the Manager or Subadvisor deems appropriate for cash reserves.

REPURCHASE AGREEMENTS

      The Funds and Underlying Funds may enter into domestic or foreign repurchase agreements with certain sellers determined by the Manager or Subadvisor to be creditworthy.

      A repurchase agreement, which provides a means for a Fund or an Underlying Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the "Obligation"), and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Fund or Underlying Fund. The Fund or Underlying Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund or Underlying Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund or Underlying Fund together with the repurchase price upon repurchase. In either case, the income to the Fund or Underlying Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

      No Fund or Underlying Fund will invest more than 15% (10% in the case of certain Underlying Funds) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, an Underlying Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund or Underlying Fund has not perfected a security interest in the Obligation, the Fund or Underlying Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund or Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund or an Underlying Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund or an Underlying Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

      The Board Members of the Underlying Funds have delegated to each Fund's or Underlying Fund's Manager or Subadvisor, as applicable, the authority and responsibility to monitor and evaluate the Underlying Fund's use of repurchase agreements, including identification of sellers whom they believe to be creditworthy, and have authorized the Funds or Underlying Funds to enter into repurchase agreements with such sellers. As with any unsecured debt instrument purchased for the Funds or Underlying Funds, the Manager or Subadvisor seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.

      For purposes of the 1940 Act, a repurchase agreement has been deemed to be a loan from a Fund or Fund or an Underlying Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by a Fund or an Underlying Fund subject to a repurchase agreement as being owned by the Fund or Underlying Fund or as being collateral for a loan by the Fund or Underlying Fund to the seller.

REVERSE REPURCHASE AGREEMENTS

      A Fund or an Underlying Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involve the sale of a security by the Fund or Underlying Fund and its agreement to repurchase the instrument at a specified time and price.

      Under a reverse repurchase agreement, the Fund or Underlying Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or Obligations, held by a Fund or an Underlying Fund, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

      Each Fund and Underlying Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets.

      While a reverse repurchase agreement is outstanding, the Funds or Underlying Funds will maintain appropriate liquid assets in a segregated custodian account to cover their obligations under the agreement.

      The use of reverse repurchase agreements by a Fund or an Underlying Fund creates leverage which increases such Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund or Underlying Fund's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

      If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

U.S. GOVERNMENT SECURITIES

      Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA") are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. U.S. government securities also include government-guaranteed mortgage-backed securities. See "Mortgage-Related and Other Asset-Backed Securities."

      U.S. government securities do not generally involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from other interest-bearing securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRs")

      An Underlying Fund may invest in SPDRs. SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "AMEX") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the S&P 500(R) Index. SPDRs are listed on the AMEX and traded in the secondary market on a per-SPDR basis.

      SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500(R) Index. The value of SPDRs is subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs involves certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs invested in by an Underlying Fund. Moreover, an Underlying Fund's investment in SPDRs may not exactly match the performance of a direct investment in the index to which SPDRs are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for a fund due to transaction costs and other fund expenses.

CORPORATE DEBT AND CORPORATE FIXED INCOME SECURITIES

      Certain Underlying Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers may be limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Underlying Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

      Investment grade securities are securities rated at the time of purchase Baa or better by Moody's or BBB or better by S&P comparable non-rated securities. Non-rated securities will be considered for investment by the Underlying Funds when the Manager or Subadvisor believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Underlying Funds to a degree comparable to that of rated securities which are consistent with the Underlying Funds' objective and policies.

      Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's, have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. (See Appendix A attached hereto for a description of corporate debt ratings.) If a credit rating agency changes the rating of a portfolio security held by an Underlying Fund, the Underlying Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Underlying Fund's shareholders.

      The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. The Underlying Fund's Manager or Subadvisor will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.

LENDING OF PORTFOLIO SECURITIES

      A Fund and an Underlying Fund may seek to increase its income by lending portfolio securities to certain broker-dealers and institutions, in accordance with procedures adopted by the respective Board of the Fund or Underlying Fund. Under present regulatory policies, such loans would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The total market value of securities loaned will not exceed one-third or 33 1/3% of the total assets of the Funds and Underlying Funds (lower limits apply for certain Underlying Funds as set forth in the applicable Prospectus or SAI). The Fund or Underlying Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund or Underlying Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund or Underlying Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund or Underlying Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Company, on behalf of the Funds, and the Underlying Funds have entered into an agency agreement with Metropolitan West Securities, LLC which acts as the Funds' and the Underlying Funds' agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, subject to the supervision and control of the Manager or Subadvisor, as the case may be.

      As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund or an Underlying Fund. However, the loans would be made only to firms deemed by the Manager or Subadvisor to be creditworthy and approved by the Board of the relevant Fund or Underlying Fund, and when, in the judgment of the Manager or Subadvisor, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Manager or Subadvisor, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed one-third or 331/3% of the value of the total assets of the lending Underlying Fund (lower limits apply for certain Underlying Funds). Under the guidelines adopted by the Fund's or Underlying Fund's Board, a Fund or an Underlying Fund is prohibited from lending more than 5% of its total assets to any one counterparty.

      Subject to the receipt of exemptive relief from the 1940 Act, the Funds or Underlying Funds, subject to certain conditions and limitations, may be permitted to invest cash collateral and uninvested cash in one or more money market funds that are affiliated with the Funds or Underlying Funds.

ILLIQUID SECURITIES

      Certain Underlying Funds may invest in illiquid securities, if such purchases at the time thereof would not cause more than 10% of the value of the Underlying Fund's net assets (15% for certain Underlying Funds) to be invested in all such illiquid or not readily marketable assets. Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This includes repurchase agreements maturing in more than seven days. Difficulty in selling securities may result in a loss or may be costly to a fund.

      Under the supervision of the relevant Board, the Manager or Subadvisor determines the liquidity of an Underlying Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers,
(3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities will be valued in such manner as the Underlying Fund's Board in good faith deems appropriate to reflect their fair market value.

FLOATING RATE LOANS

      Floating Rate Loans are provided by banks and other financial institutions to large corporate customers. Companies undertake these loans to finance acquisitions, buy-outs, recapitalizations or other leveraged transactions. Typically, these loans are the most senior source of capital in a borrower's capital structure and have certain of the borrower's assets pledged as collateral. The corporation pays interest and principal to the lenders.

      A senior loan in which an Underlying Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the borrower and in the drafting of the terms of the loan. The group of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. One or more of the lenders, referred to as the agent bank, usually administers the loan on behalf of all the lenders.

      An Underlying Fund may invest in a Floating Rate Loan in one of three ways. (1) It may make a direct investment in the loan by participating as one of the lenders; (2) it may purchase a participation interest; or (3) it may purchase an assignment. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a loan. An Underlying Fund may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a loan previously attributable to a different lender. Unlike a participation interest, an Underlying Fund will become a lender for the purposes of the relevant loan agreement by purchasing an assignment.

      An Underlying Fund may make a direct investment in a floating rate loan as one of the lenders, which is known as buying in the "primary" market. Such an investment is typically made at or about a Floating Rate Loan's "par" value, which is its face value. From time to time, Lenders in the primary market will receive an up-front fee for committing to purchase a Floating Rate Loan that is being originated. In such instances, the fee received is reflected on the books of the Underlying Fund as a discount to the loan's par value. The discount is then amortized over the life of the loan, which would effectively increase the yield an Underlying Fund receives on the investment. If an Underlying Fund purchases an existing assignment of a Floating Rate Loan, or purchases a participation interest in a Floating Rate Loan, it is said to be purchasing in the "secondary" market. Purchases of Floating Rate Loans in the secondary market may take place at, above, or below the par value of a Floating Rate Loan. Purchases above par will effectively reduce the amount of interest being received by the Underlying Fund through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest being received by the Underlying Fund through the amortization of the purchase price discount. An Underlying Fund may be able to invest in Floating Rate Loans only through participation interests or assignments at certain times when reduced primary investment opportunities in Floating Rate Loans may exist.

      If an Underlying Fund purchases an assignment from a lender, the Underlying Fund will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if an Underlying Fund purchases a participation interest either from a lender or a participant, the fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Underlying Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Underlying Fund, in addition to the usual credit risk of the borrower. Therefore, when an Underlying Fund invests in Floating Rate Loans through the purchase of participation interests, the manager must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Underlying Fund and a borrower.

      Typically, Floating Rate Loans are secured by collateral. However, the value of the collateral may not be sufficient to repay the loan. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower's owners may provide additional collateral, typically by pledging their ownership interest in the Borrower as collateral for the loan. The borrower under a Floating Rate Loan must comply with various restrictive covenants contained in any Floating Rate Loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the Floating Rate Loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a Floating Rate Loan agreement which is not waived by the agent bank and the lending syndicate normally is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding Floating Rate Loan.

      The Underlying Fund's manager must determine that the investment is suitable for the Underlying Fund based on the manager's independent credit analysis and industry research. Generally, this means that the manager has determined that the likelihood that the corporation will meet its obligations is acceptable. In considering investment opportunities, the Underlying Fund's manager will conduct extensive due diligence, including company visits and reference verification from customers, suppliers and rating agencies.

      Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London-Interbank Offered Rate (LIBOR) or the prime rates of large money-center banks. The interest rate on the Underlying Fund's investment securities generally reset quarterly. During periods in which short-term rates rapidly increase, the Underlying Fund's NAV may be affected. Investment in Floating Rate Loans with longer interest rate reset periods or loans with fixed interest rates may also increase fluctuations in an Underlying Fund's net asset value as a result of changes in interest rates. However, the Underlying Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

RESTRICTED SECURITIES

      The Funds and Certain Underlying Funds may invest in restricted securities and in other assets having no ready market (including repurchase agreements of more than seven days' duration) if such purchases at the time thereof would not cause more than 15% of the value of such Fund's or Underlying Fund's net assets (10% for certain Underlying Funds) to be invested in all such restricted or not readily marketable assets. Restricted securities are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 (the "1933 Act"), determined to be liquid pursuant to guidelines adopted by the relevant Board). Difficulty in selling securities may result in a loss or be costly to a Fund or an Underlying Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of an unregistered security may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder of a restricted security (e.g., a Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

SECURITIES OF OTHER INVESTMENT COMPANIES

      An Underlying Fund may invest in securities of other investment companies, subject to limitations prescribed by the 1940 Act and any applicable investment restrictions described in the Underlying Fund's prospectus and SAI. Among other things, the 1940 Act limitations prohibit an Underlying Fund from (1) acquiring more than 3% of the voting shares of an investment company, (2) investing more than 5% of the Underlying Fund's total assets in securities of any one investment company, and (3) investing more than 10% of the Underlying Fund's total assets in securities of all investment companies. Each Underlying Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which the Underlying Fund invests in addition to the fees and expenses each Underlying Fund bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve duplicative management and advisory fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share. Others are continuously offered at net asset value per share, but may also be traded in the secondary market. In addition, no Underlying Fund may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

MUNICIPAL SECURITIES

      Certain Underlying Funds may purchase municipal securities. Municipal securities generally are understood to include debt obligations of state and local governments, agencies and authorities. Municipal securities, which may be issued in various forms, including notes and bonds, are issued to obtain funds for various public purposes. Two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

      General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately operated facilities and are, in most cases, revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).

      The yields on municipal securities depend upon a variety of factors, including general economic and monetary conditions, general money market conditions, general conditions of the municipal securities market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligations offered and the rating of the issue or issues.

      Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

      Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues. They, also, are usually general obligations of the issuer.

      Bond Anticipation Notes are normally issued to provide interim financial assistance until long-term financing can be arranged. The long-term bonds then provide funds for the repayment of the notes.

      Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration ("FHA") under the FNMA or GNMA.

      Project Notes are instruments sold by the Department of Housing and Urban Development ("HUD") but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government, and generally carry a term of one year or less.

      Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

      Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

      Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

      A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security and credit enhancement guarantees available to them, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

      An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Underlying Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal securities that were not publicly offered initially.

      There may be other types of municipal securities that become available which are similar to the foregoing described municipal securities in which each Underlying Fund may invest.

      There are, in addition, a variety of hybrid and special types of municipal obligations, such as municipal lease obligations, as well as numerous differences in the security of municipal securities both within and between the two principal classifications described above. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local governments to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal securities. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "nonappropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For the purpose of each Underlying Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not general obligation bonds is made by the subadvisor on the basis of the characteristics of the municipal securities as described above, the most significant of which is the source of funds for the payment of principal of and interest on such securities.

      The liquidity of municipal lease obligations purchased by the Underlying Funds will be determined pursuant to guidelines approved by the Board of the Underlying Fund. Factors considered in making such determinations may include: the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market in the security; the nature of marketplace trades; the obligation's rating; and, if the security is unrated, the factors generally considered by a rating agency. If municipal lease obligations are determined to be illiquid, then an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

      INCOME LEVEL AND CREDIT RISK. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal or interest on its or their municipal obligations may be materially affected. Although the Underlying Funds' quality standards are designed to minimize the credit risk of investing in municipal securities, that risk cannot be entirely eliminated.

      TAX CONSIDERATIONS. The Tax Reform Act of 1986 ("TRA") limited the types and volume of municipal securities qualifying for the federal income tax exemption for interest, and the Internal Revenue Code treats tax-exempt interest on certain municipal securities as a tax preference item included in the alternative minimum tax base for corporate and noncorporate shareholders. In addition, all tax-exempt interest may result in or increase a corporation's liability under the corporate alternative minimum tax, because a portion of the difference between corporate "adjusted current earnings" and alternative minimum taxable income is treated as a tax preference item. Further, an issuer's failure to comply with the detailed and numerous requirements imposed by the Internal Revenue Code after bonds have been issued may cause the retroactive revocation of the tax-exempt status of certain municipal securities after their issuance. The Underlying Funds intend to monitor developments in the municipal bond market to determine whether any defensive action should be taken.

BANK OBLIGATIONS

      An Underlying Fund may invest in CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks; and certain Underlying Funds may invest in CDs, time deposits and other short-term obligations issued by S&Ls.

      CDs are certificates evidencing the obligation of a bank or S&L to repay funds deposited with it for a specified period of time at a specified rate of return. Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. No Underlying Fund may invest in time deposits maturing in more than seven days and that are subject to withdrawal penalties. Each Underlying Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

      Investments in the obligations of banks are deemed to be "cash equivalents" if, at the date of investment, the banks have capital, surplus, and undivided profits (as of the date of their most recently published financials) in excess of $100 million, or the equivalent in other currencies, or if, with respect to the obligations of other banks and S&Ls, such obligations are federally insured. Each Underlying Fund will invest accordingly. Certain Underlying Funds will only invest in bank obligations if, at the date of investment, the bank has a capital surplus and individual profits (as of the date of their most recently published financials) in excess of $1 billion, or the equivalent in other currencies. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FLOATING AND VARIABLE RATE SECURITIES

      Certain Underlying Funds may invest in floating and variable rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

      The interest rate on a floating rate debt instrument ("floater") is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide an Underlying Fund with a certain degree of protection against rises in interest rates, an Underlying Fund will participate in any declines in interest rates as well. To be an eligible investment for a money market fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost.

      Certain Underlying Funds may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of an Underlying Fund's limitation on investments in such securities.

FOREIGN SECURITIES

      Subject to certain limitations set forth in their Prospectuses, the Underlying Funds may invest in U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt and equity securities and in CDs issued by foreign banks and foreign branches of U.S. banks. Securities of issuers within a given country may be denominated in the currency of another country. Foreign securities are those securities issued by companies domiciled outside the U.S. and that trade in markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing.

      Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. Foreign investments could be more difficult to sell than U.S. investments. Securities denominated in foreign currencies may gain or lose value as a result of fluctuating currency exchange rates. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. If foreign securities are determined to be illiquid, then a Fund or an Underlying Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Funds and Underlying Funds may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

      Some securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. stock exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to U.S.-dollar denominated securities traded in U.S. securities markets.

      Certain Underlying Funds may invest in countries with emerging markets, which presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general.

      Investment in countries with emerging markets presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. Countries with developing markets have economic structures that are less mature. Furthermore, countries with developing markets have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed. The economies of countries with developing markets generally are heavily dependent upon international trade, and, accordingly, have been and may continue to be adversely affected by barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures in the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

EXCHANGE TRADED FUNDS

      To the extent the Underlying Funds may invest in securities of other investment companies, each Underlying Fund may invest in shares of exchange traded funds ("ETFs"). ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of stocks. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. A portfolio manager may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Underlying Fund. (See also "Securities of Other Investment Companies.").

FOREIGN CURRENCY TRANSACTIONS

      Certain Underlying Funds (other than money market funds) may invest in foreign securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' or Underlying Funds' assets. However, a Fund or an Underlying Fund may seek to increase its return by trading in foreign currencies. In addition, to the extent that an Underlying Fund invests in foreign securities, it may enter into foreign currency forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A Fund or an Underlying Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, an Underlying Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated. Foreign currency transactions in which the Funds or Underlying Funds may engage include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

      A foreign currency forward exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.

      A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. Although these contracts are intended, when hedging, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase.

      While an Underlying Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Underlying Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between an Underlying Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Underlying Fund. Such imperfect correlation may prevent the Underlying Fund from achieving the intended hedge or expose the Underlying Fund to the risk of currency exchange loss.

      An Underlying Fund will hold liquid assets in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, an Underlying Fund may either accept or make delivery of the currency specified in the contract, or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. An Underlying Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract.

      However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

      Normally, consideration of fair value exchange rates will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, Underlying Fund Manager or Subadvisor believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of an Underlying Fund will be served by entering into such a contract. Set forth below are examples of some circumstances in which a Fund or an Underlying Fund might employ a foreign currency transaction. When an Underlying Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, an Underlying Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although an Underlying Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

      Another example is when the Underlying Fund Manager or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of an Underlying Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Underlying Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy" hedge). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), an Underlying Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

      An Underlying Fund also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Underlying Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Underlying Fund to assume the risk of fluctuations in the value of the currency it purchases.

      An Underlying Fund may also enter into currency transactions to profit from changing exchange rates based upon the Manager's or Subadvisor's assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Manager's or Subadvisor's currency assessment is incorrect.

      At the consummation of the forward contract, an Underlying Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If an Underlying Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Underlying Fund into such currency. If an Underlying Fund engages in an offsetting transaction, the Underlying Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

      When an Underlying Fund has sold a foreign currency, a similar process would be followed at the consummation of the forward contract. Of course, an Underlying Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager or Subadvisor. An Underlying Fund generally will not enter into a forward contract with a term of greater than one year.

      In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same foreign currency contract, an Underlying Fund may deem its forward currency hedge position to be covered by Underlying Fund portfolio securities or may establish a Segregated Account with its Custodian in an amount equal to the value of the Underlying Fund's total assets committed to the consummation of the subject hedge. The Segregated Account will consist of liquid assets. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Underlying Fund will establish a Segregated Account with its custodian as described above. In the event that an Underlying Fund establishes a Segregated Account, the Underlying Fund will mark-to-market the value of the assets in the Segregated Account. If the value of the liquid assets placed in the Segregated Account declines, additional liquid assets will be placed in the account by the Underlying Fund on a daily basis so that the value of the account will at least equal the amount of the Underlying Fund's commitments with respect to such contracts.

      It should be realized that the use of forward currency contracts to protect the value of an Underlying Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

      The Underlying Fund's Manager or Subadvisor believe that active currency management can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies that may not involve the currency in which the foreign security is denominated.

      The Underlying Funds cannot assure that their use of forward contracts will always be successful. Successful use of forward contracts depends on the Manager's or Subadvisor's skill in analyzing and predicting relative currency values. Forward contracts alter an Underlying Fund's exposure to currencies and could result in losses to the Underlying Fund if currencies do not perform as the Manager or Subadvisor anticipates. An Underlying Fund may also incur significant costs when converting assets from one currency to another. Contracts to sell foreign currency would limit any potential gain that might be realized by an Underlying Fund if the value of the hedged currency increases.

      An Underlying Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

FOREIGN GOVERNMENT AND SUPRANATIONAL ENTITY SECURITIES

      To different degrees, certain Underlying Funds are permitted to invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). The Underlying Funds' portfolios may include government securities of a number of foreign countries or, depending upon market conditions, those of a single country. Investments in Sovereign Debt can involve greater risks than investing in U.S. government securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an Underlying Fund may have limited legal recourse in the event of default.

      The Underlying Fund's Manager's or Subadvisor's determination that a particular country should be considered stable depends on its evaluation of political and economic developments affecting the country as well as recent experience in the markets for government securities of the country. Examples of foreign governments which the Manager or Subadvisor currently considers to be stable, among others, are the governments of Canada, Germany, Japan, Sweden and the United Kingdom. The Manager or Subadvisor does not believe that the credit risk inherent in the obligations of such stable foreign governments is significantly greater than that of U.S. government securities. The percentage of the Underlying Fund's assets invested in foreign government securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

      Debt securities of "quasi-governmental entities" are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Examples of quasi-governmental issuers include, among others, the Province of Ontario and the City of Stockholm. Certain Underlying Funds' portfolios may also include debt securities denominated in European Currency Units of an issuer in a country in which the Fund sor Underlying Funds may invest. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Union.

      A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank, the Asian Development Bank and the European Coal and Steel Community. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income.

      The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect an Underlying Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the manager and subadvisor intend to manage the Underlying Funds' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause an Underlying Fund to suffer a loss of interest or principal on any of its holdings.

FOREIGN INDEX-LINKED INSTRUMENTS

      Certain Underlying Funds may invest, subject to compliance with its respective limitations applicable to its investment in debt securities, in instruments which have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, a fund may, subject to compliance with its respective limitations applicable to its investment in debt securities, invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

      A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

FIRM OR STANDBY COMMITMENTS

      An Underlying Fund may from time to time purchase securities on a "firm commitment" or "standby commitment" basis.

      Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund or an Underlying Fund will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. A Fund or an Underlying Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's or Underlying Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund or Underlying Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

      Each Underlying Fund may purchase securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." Each of these Underlying Funds may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The manager and subadvisor understand that the IRS has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of these Underlying Funds intends to take the position that it is the owner of any debt securities acquired subject to a standby commitment and that tax-exempt interest earned with respect to such debt securities will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to an Underlying Fund, nor have the Underlying Funds assumed that such commitments would continue to be available under all market conditions.

      A standby commitment may not be used to affect an Underlying Fund's valuation of the security underlying the commitment. Any consideration paid by an Underlying Fund for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Underlying Fund as unrealized depreciation until the standby commitment is exercised or has expired.

      Firm and standby transactions are entered into in order to secure what is considered to be an advantageous price and yield to an Underlying Fund and not for purposes of leveraging the Underlying Fund's assets. However, an Underlying Fund will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom an Underlying Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Underlying Fund.

      The Underlying Funds do not believe that such Fund's net asset value per share or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. At the time an Underlying Fund makes the commitment to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the fund's net asset value per share. The market value of the firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. Each Underlying Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a firm or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

WHEN-ISSUED SECURITIES

      Each Underlying Fund may from time to time purchase securities on a "when-issued" basis. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by an Underlying Fund and no interest accrues to the Underlying Fund. To the extent that assets of an Underlying Fund are held in cash pending the settlement of a purchase of securities, that Underlying Fund would earn no income; however, it is the Underlying Funds' intention that each Underlying Fund will be fully invested to the extent practicable and subject to the policies stated herein and in the Prospectus. Although when-issued securities may be sold prior to the settlement date, each Underlying Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

      When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to an Underlying Fund and not for purposes of leveraging the Underlying Fund's assets. However, an Underlying Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom an Underlying Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Underlying Fund.

      The Underlying Funds do not believe that such Fund's net asset value per share or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Underlying Fund's net asset value per share. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. Each Underlying Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

      Each Underlying Fund may buy mortgage-related and asset-backed securities. Mortgage-related and asset-backed securities are securities that derive their value from underlying pools of loans that may include interests in pools of lower rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities.

      Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the Underlying Fund's Manager or Subadvisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment. Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&Ls, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Underlying Funds, to the extent permitted in the applicable Prospectus, may also invest in debt securities that are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. Underlying Funds that are money market funds may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7 under the 1940 Act. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

      An Underlying Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations such as GNMA, FHLMC, and FNMA, or (ii) privately issued securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated, of comparable investment quality as determined by the Underlying Fund's Manager or Subadvisor. Underlying Funds that are money market funds observe the strict SEC mandated requirements of Rule 2a-7. In addition, if any such security is determined to be illiquid, a fund will limit its investments in these and other illiquid instruments in accordance with limits set forth in the Underlying Fund's prospectuses.

      MORTGAGE PASS-THROUGH SECURITIES. Certain Underlying Funds may invest in mortgage pass-through securities, which are interests in pools of mortgage-related securities. Such interests differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages that bear interest at a rate that will be adjusted periodically.

      Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).

      GNMA CERTIFICATES. The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the HUD. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of FHA-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by HUD and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

      FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

      If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Underlying Funds reserve the right to invest in them.

      Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the non-governmental pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Underlying Fund's Manager or Subadvisor determines that the securities meet the Underlying Fund's quality standards.

      PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Underlying Fund's Manager or Subadvisor determines that the securities meet the Underlying Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first call has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

      The eligible Underlying Funds will not invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than 5% of an Underlying Fund's net assets would be invested in any one such CMO, more than 10% of the Underlying Fund's net assets would be invested in such CMOs and other investment company securities in the aggregate, or the Underlying Fund would hold more than 3% of any outstanding issue of such CMOs.

      FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS ("FHLMC CMOs"). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

      OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      The Underlying Funds' Manager or Subadvisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, an Underlying Fund's Manager or Subadvisor will, consistent with the Underlying Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

      CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

      CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to an Underlying Fund's limitations on investment in illiquid securities. Each of the Underlying Funds limits its investment in CMO residuals to less than 5% of its net assets.

      CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

      STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to an Underlying Fund's limitations on investment in illiquid securities.

      Under certain circumstances, an Underlying Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of that Underlying Fund to be deemed to have taxable income in addition to their fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Underlying Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a fund.

      CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Underlying Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of Underlying Funds that hold such interests. The Underlying Funds will consider this rule in determining whether to invest in residual interests.

      RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-related securities in which the Underlying Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Underlying Funds, the ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly. If the Manager or Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-related securities that is or becomes contrary to prevailing market trends, the Underlying Funds could be exposed to the risk of a loss.

      Investment in mortgage-related securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and an

Underlying Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the chance that an Underlying Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

      OTHER ASSET-BACKED SECURITIES. The Underlying Funds' manager and subadvisor expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

      An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      If consistent with its investment objective and policies (and in the case of Underlying Funds that are money market funds , Rule 2a-7), an Underlying Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-related securities.

MORTGAGE DOLLAR ROLLS

      A mortgage dollar roll ("MDR") is a transaction in which an Underlying Fund sells mortgage-related securities ("MBS") from its portfolio to a counter party from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Underlying Fund maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Underlying Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counter party.

BRADY BONDS

      Brady Bonds are not considered U.S. government securities. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

      Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Underlying Fund to suffer a loss of interest or principal on any of its holdings.

LOAN PARTICIPATION INTERESTS

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      The Underlying Funds may invest in interests in syndicated loans. An
Underlying Fund's investment in syndicated loan interests may take the form of participation interests in, assignments of or novations of a corporate loan ("Syndicated Loan Interests"). The Syndicated Loan Interests may be acquired from an agent bank, co-lenders or other holders of Syndicated Loan Interests ("Participants"). In a novation, an Underlying Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, an Underlying Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Underlying Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan.

      An Underlying Fund also may purchase a Syndicated Loan Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Underlying Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Underlying Fund must rely on the lending institution for that purpose. An Underlying Fund will not act as an agent bank, guarantor or sole negotiator of a structure with respect to a corporate loan.

      In a typical corporate loan involving the sale of Syndicated Loan Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Company and the Trust. An Underlying Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank may monitor the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement an Underlying Fund has direct recourse against the borrower (which is unlikely), an Underlying Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given limited discretion in enforcing the corporate loan agreement, and is obligated to follow the terms of the loan agreements and use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

      A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of an Underlying Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

      When an Underlying Fund acts as co-lender in connection with a Syndicated Loan Interest or when an Underlying Fund acquires a Syndicated Loan Interest the terms of which provide that the Underlying Fund will be in privity of contract with the corporate borrower, the Underlying Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Underlying Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Syndicated Loan Interests an Underlying Fund's Manager or Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Syndicated Loan Interest meets the Underlying Fund's qualitative standards. There is a risk that there may not be a readily available market for Syndicated Loan Interests and, in some cases, this could result in an Underlying Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When an Underlying Fund is required to rely upon a lending institution to pay the Underlying Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Underlying Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Underlying Fund's portfolio.

      The principal credit risk associated with acquiring Syndicated Loan Interests from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. An Underlying Fund may incur additional credit risk, however, when it is in the position of Participant rather than a co-lender because the Underlying Fund must assume the risk of insolvency of the co-lender from which the Syndicated Loan Interest was acquired and that of any person interpositioned between the Underlying Fund and the co-lender.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

      An Underlying Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate related loans. The Underlying Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent that an Underlying Fund invests in REITs, the Underlying Fund is also subject to the risks associated with the direct ownership of real estate: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Underlying Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

      REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large-capitalization stocks such as those found in the Dow Jones Industrial Average. In addition, because smaller-capitalization stocks are typically less liquid than large-capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

RISK MANAGEMENT TECHNIQUES

      The Underlying Funds may use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward contracts and options on foreign currencies) and purchasing or writing put or call options on securities and securities indices.

      The Underlying Funds may use these practices in an attempt to adjust the risk and return characteristics of their portfolios of investments. When an Underlying Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If an Underlying Fund's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Underlying Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of an Underlying Fund's net asset value per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counter party to the transaction does not perform as promised.

      WRITING CALL OPTIONS. Each Underlying Fund may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by an Underlying Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund or Underlying Fund in liquid assets in a segregated account with its Custodian.

      An Underlying Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Underlying Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the

Underlying Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. An Underlying Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

      During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

      An Underlying Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Underlying Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option that it has previously written on any particular security. The Underlying Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Underlying Fund. When a security is to be sold from the Underlying Fund's portfolio, the Underlying Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

      A closing purchase transaction may be made only on a national or foreign securities exchange that provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If an Underlying Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Underlying Fund will not sell the underlying security until the option expires, or the Underlying Fund otherwise covers the existing option portion or the Underlying Fund delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option.

      Each Underlying Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in an Underlying Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call option writing transactions be covered, the Underlying Funds may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of all options on U.S. government securities.

      WRITING PUT OPTIONS. Each Underlying Fund may also write covered put options. A put option is a short term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by an Underlying Fund are agreements by an Underlying Fund, for a premium received by the Underlying Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by an Underlying Fund is "covered" if the Underlying Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its Custodian. A put option is also "covered" if the Underlying Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Underlying Fund in liquid assets in a segregated account with its Custodian.

      The premium that the Underlying Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

      A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer would be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

      The Underlying Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Underlying Funds also may effect a closing purchase transaction, in the case of a put option, to permit the Underlying Funds to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

      If an Underlying Fund is able to enter into a closing purchase transaction, the Underlying Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. After writing a put option, the Underlying Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

      In addition, the Underlying Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Underlying Funds may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Underlying Funds' intention that each Underlying Fund qualify as such. Subject to the limitation that all put option writing transactions be covered, the Underlying Funds may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

      PURCHASING OPTIONS. Each Underlying Fund, as specified for the Underlying Fund in the Prospectus, may purchase put or call options that are traded on an exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Underlying Funds will engage in such transactions only with firms the manager or the subadvisor deem to be of sufficient creditworthiness so as to minimize these risks.

      The Underlying Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable an Underlying Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security.

      In addition, the Underlying Fund will continue to receive interest or dividend income on the security. The put options purchased by the Underlying Fund may include, but are not limited to, "protective puts," in which the security to be sold is identical or substantially identical to a security already held by the Underlying Fund or to a security which the Underlying Fund has the right to purchase. In the case of a purchased call option, the Underlying Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Underlying Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

      The Underlying Funds may also purchase call options on securities, which the Underlying Funds intend to purchase, to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Underlying Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Underlying Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Underlying Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Underlying Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

      SPECIAL RISKS ASSOCIATED WITH OPTIONS ON SECURITIES. An Underlying Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. An Underlying Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Underlying Fund. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

      An Underlying Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Underlying Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period.

      The ability of an Underlying Fund to successfully utilize options may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly.

      The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FOREIGN CURRENCIES

      To the extent that it invests in foreign currencies, each Underlying Fund may purchase and write options on foreign currencies. An Underlying Fund may use foreign currency options contracts for various reasons, including: to manage its exposure to changes in currency exchange rates; as an efficient means of adjusting its overall exposure to certain currencies; or in an effort to enhance its return through exposure to a foreign currency. An Underlying Fund may, for example, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. An Underlying Fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Underlying Fund's assets are or may be denominated. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Underlying Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Underlying Fund's securities denominated in that currency.

      Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Underlying Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Underlying Fund intends to acquire. As in the case of other types of options transactions, however, the benefit an Underlying Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

      An Underlying Fund may also write options on foreign currencies for hedging purposes. For example, if an Underlying Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Underlying Fund.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Underlying Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss that may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, an Underlying Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

      A call option written on foreign currency by an Underlying Fund is "covered" if that Underlying Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if an Underlying Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the amount of the difference is maintained by an Underlying Fund in liquid assets in a segregated account with its Custodian.

      Options on foreign currencies to be written or purchased by an Underlying Fund will be traded on U.S. and foreign exchanges or over-the- counter. Exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to an Underlying Fund's position, an Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

      An Underlying Fund also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Underlying Fund's assets are or may be denominated. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position.

      Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-related options. Foreign currency exchange-traded options generally settle in cash, whereas options traded over-the counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

FUTURES TRANSACTIONS

      An Underlying Fund may purchase and sell futures contracts on debt securities and on indices of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Underlying Fund's securities. An Underlying Fund may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of the Underlying Fund's portfolio and for other appropriate risk management and investment purposes. For example, an Underlying Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of an Underlying Fund's portfolio of fixed-income securities.

      An Underlying Fund, as specified in the Prospectus, may purchase and sell stock index futures to hedge the equity portion of its investment portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contracts. A Fund or an Underlying Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Underlying Fund's ability to invest in foreign currencies, each Underlying Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. An Underlying Fund may also purchase and write put and call options on futures contracts of the type into which such Underlying Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Underlying Funds also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject an Underlying Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges.

      A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of an Underlying Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Underlying Fund than might later be available in the market when the Underlying Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade that which have been designated as "contract markets" or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indices and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank certificates of deposit, a municipal bond index, individual equity securities and various stock indices.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Underlying Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits. A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by an Underlying Fund but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value per share, each Underlying Fund will mark-to-market its open futures positions. Moreover, each Underlying Fund will maintain sufficient liquid assets to cover its obligations under open futures contracts.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by an Underlying Fund will usually be liquidated in this manner, the Fund or Underlying Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Underlying Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

      Consistent with applicable law, funds that are permitted to invest in futures contracts also will be permitted to invest in futures contracts on individual equity securities, known as single stock futures.

      FUTURES ON DEBT SECURITIES. A futures contract on a debt security is a binding contractual commitment that, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--an Underlying Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Manager or Subadvisor to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board Members.

      Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. An Underlying Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Underlying Fund (or securities having characteristics similar to those held by the Underlying Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Underlying Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

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

      On other occasions, an Underlying Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Underlying Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Underlying Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. An Underlying Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Underlying Fund's portfolio.

      The Underlying Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly. Depending upon the types of futures contracts that are available to hedge a fund's portfolio of securities or portion of a portfolio, perfect correlation between that fund's futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when an Underlying Fund might wish to buy or sell a futures contract.

      SECURITIES INDEX FUTURES. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

      Stock index futures may be used to hedge the equity portion of an Underlying Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Underlying Funds may enter into stock index futures to the extent that they have equity securities in their portfolios. Similarly, the Underlying Funds may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, an Underlying Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, an Underlying Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Underlying Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. An Underlying Fund may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the dollar-weighted average maturity of the Underlying Fund's debt portfolio or to gain exposure to particular markets represented by the index.

      CURRENCY FUTURES. A sale of a currency futures contract creates an obligation by an Underlying Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by an Underlying Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. An Underlying Fund may sell a currency futures contract if the Manager or Subadvisor anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Underlying Fund's securities denominated in such currency. If the Manager or Subadvisor anticipates that exchange rates will rise, the Underlying Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Underlying Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by an Underlying Fund, the Underlying Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Underlying Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Underlying Fund, the Underlying Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Underlying Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Underlying Fund realizes a loss.

    A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of an Underlying Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short term period. Such distortions are generally minor and would diminish as the contract approached maturity.

      Another risk is that the Manager or Subadvisor could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

      OPTIONS ON FUTURES. For bona fide hedging and other appropriate risk management purposes, the Underlying Funds also may purchase and write call and put options on futures contracts that are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

      Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

      Options on futures contracts can be used by an Underlying Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the or Underlying Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

      The purchase of put options on futures contracts is a means of hedging an Underlying Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Underlying Fund is not fully invested or of lengthening the average maturity or duration of an Underlying Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

      In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Underlying Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

      If an Underlying Fund writes options on futures contracts, the Underlying Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Underlying Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Underlying Fund. If the option is exercised, the Underlying Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Underlying Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Underlying Fund's holdings of securities or the currencies in which such securities are denominated.

      The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Underlying Fund writes a put option on a futures contract on debt securities related to securities that the Underlying Fund expects to acquire and the market price of such securities increases, the net cost to an Underlying Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Underlying Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

      While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, an Underlying Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Underlying Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

      LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. An Underlying Fund will only enter into futures contracts or related options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. The Underlying Funds will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Underlying Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, an Underlying Fund will maintain with its Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

      When selling a futures contract, an Underlying Fund will maintain with its Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Underlying Fund's Custodian).

      When selling a call option on a futures contract, an Underlying Fund will maintain with its Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain with its Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

      The requirements for qualification as a regulated investment company also may limit the extent to which a Fund or an Underlying Fund may enter into futures, options on futures or forward contracts. See "Tax Information."

      RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES CONTRACTS. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged, even if the hedging vehicle closely correlates with an Underlying Fund's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, the Underlying Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies which are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on securities, including technical influences in futures trading and options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when an Underlying Fund has sold single stock futures or stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Underlying Fund's portfolio may decline. If this were to occur, the Underlying Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities. This risk may be magnified for single stock futures transactions, as the Underlying Fund's portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. If no liquid market exists, the Underlying Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

      In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Underlying Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that an Underlying Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

      ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FOREIGN CURRENCY. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SWAP AGREEMENTS

      Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease an Underlying Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by an Underlying Fund would calculate the obligations of the parties to the agreements on a "net" basis. Consequently, an Underlying Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Underlying Fund's portfolio. Certain Underlying Funds may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Fund's total assets.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Swap agreements will tend to shift an Underlying Fund's investment exposure from one type of investment to another. For example, if an Underlying Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Underlying Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an Underlying Fund. If a swap agreement calls for payments by an Underlying Fund, such Fund must be prepared to make such payments when due.

      Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Manager's or Subadvisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Manager or Subadvisor will cause an Underlying Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Fund's repurchase agreement guidelines. Certain restrictions imposed on the Underlying Funds by the Code may limit the Underlying Funds' ability to use swap agreements. An Underlying Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      Certain swap agreements are largely excluded from regulation under the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA. To qualify for this exclusion, a swap agreement must be entered into by "eligible contract participants," which include financial institutions, investment companies subject to regulation under the 1940 Act and the following, provided the participants' total assets exceed established levels: commodity pools, corporations, partnerships, proprietorships, organizations, trusts or other entities, employee benefit plans, governmental entities, broker-dealers, futures commission merchants, natural persons, or regulated foreign persons. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must be subject to individual negotiation by the parties and may not be executed or traded on trading facilities other than qualifying electronic trading facilities.

WARRANTS

      To the extent that an Underlying Fund invests in equity securities, the Underlying Funds may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant. Certain Underlying Funds will not, however, purchase any warrant if, as a result of such purchase, 5% or more of such Fund's total assets would be invested in warrants. Included in that amount, but not to exceed 2% of the value of such Fund's total assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by an Underlying Fund in units or attached to securities may be deemed to be without value.

SHORT SALES AGAINST THE BOX

      Certain Underlying Funds may engage in short sales, which are transactions in which an Underlying Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. Each of the Underlying Funds will only enter into short sales "against the box," and such transactions will be limited to involve no more than 25% of an Underlying Fund's total assets. A short sale against the box is a short sale in which, at the time of the short sale, an Underlying Fund owns or has the right to obtain securities equivalent in kind and amount. An Underlying Fund may enter into a short sale against the box among other reasons, to hedge against a possible market decline in the value of a security owned by the Underlying Fund. If the value of a security sold short against the box increases, the Underlying Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Underlying Fund may segregate assets, equal in value to 50% of the value of the short sale, in a special account with the Underlying Fund's Custodian. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker, with which the Underlying Fund has open short sales, were to become bankrupt, an Underlying Fund could experience losses or delays in recovering gains on short sales. An Underlying Fund will only enter into short sales against the box with brokers the Manager or Subadvisor believes are creditworthy.

RISKS ASSOCIATED WITH DEBT SECURITIES

      To the extent that an Underlying Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by an Underlying Fund, and thus the net asset value per share of the Underlying Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Underlying Fund's investments, changes in the relative values of the currencies in which the Underlying Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Underlying Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by an Underlying Fund, and a decline in interest rates will increase the value of fixed income securities held by an Underlying Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

      Since shares of the Underlying Funds represent an investment in securities with fluctuating market prices, the value of shares of each Underlying Fund will vary as the aggregate value of the Underlying Fund's portfolio securities increases or decreases. Certain Underlying Funds may invest up to 10% of its total assets in debt securities, including short-term debt instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, determined to be of equivalent quality by the Manager or Subadvisor. Moreover, the value of lower rated debt securities that an Underlying Fund purchases may fluctuate more than the value of higher rated debt securities. Lower rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower rated fixed income securities generally tend to reflect short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Underlying Funds but will be reflected in the net asset value of the Underlying Funds' shares.

      Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

      When and if available, debt securities may be purchased at a discount from face value. From time to time, each Underlying Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Manager or Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

      Risks of Investing in High Yield Securities ("Junk Bonds")

      Securities rated lower than Baa by Moody's or lower than BBB by S&P (sometimes referred to as "high yield" or "junk" bonds) are not considered "investment grade". There is more price volatility, more risk of losing your principal interest, a greater possibility of the issuer going bankrupt, plus additional risks. These securities are considered speculative.

      Investors should be willing to accept the risk associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

      The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

      If the issuer of high yield/high risk bonds defaults, an Underlying Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

      Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of the Underlying Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

      The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Underlying Fund, the Underlying Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Underlying Fund's shareholders. Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on an Underlying Fund's net asset value per share and investment practices. In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. An Underlying Fund records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date.

      In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts which have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, the Underlying Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Underlying Fund's assets and may thereby increase its expense ratios and decrease its rate of return.

ZERO COUPON BONDS

      The Underlying Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Underlying Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which an Underlying Fund must accrue and distribute every year even though the Underlying Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

               SPECIAL CONSIDERATIONS FOR CERTAIN UNDERLYING FUNDS

      "Standard & Poor's", "S&P 500(R)", "S&P(R)", "Standard & Poor's 500(R)", "S&P 500(R) Index", "S&P MidCap 400(R) Index" and "S&P SmallCap 600(R) Index" are trademarks of The McGraw-Hill Companies, Inc. ("S&P") and have been licensed for use by an affiliate of NYLIM, an Underlying Funds' manager. S&P does not sponsor, endorse, sell or promote any of the Funds or Underlyying Funds or represent the advisability of investing in any of these unds.

      The MainStay All Cap Growth Fund, MainStay All Cap Value Fund, MainStay S&P 500 Index Fund, MainStay Mid Cap Opportunity Fund, MainStay Small Cap Opportunity Fund, MainStay Indexed Bond Fund and the other MainStay Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds, or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the S&P 500(R) Index, the S&P MidCap 400(R) Index or the S&P SmallCap 600(R) Index to track general stock market performance. S&P's only relationship to NYLIM is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index, the S&P MidCap 400(R) Index or the S&P SmallCap 600(R) Index which are determined, composed and calculated by S&P without regard to NYLIM or the Funds. S&P has no obligation to take the needs of NYLIM or the shareholders of the Funds into consideration in determining, composing or calculating the S&P 500(R) Index, the S&P MidCap 400(R) Index or the S&P SmallCap 600(R) Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds, or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

      S&P does not guarantee the accuracy and/or the completeness of the S&P 500(R) Index, S&P MidCap 400(R) Index, S&P SmallCap 600(R) Index or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by NYLIM, the shareholders of the Funds, or any other person or entity from the use of any S&P Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500(R) Index, S&P MidCap 400(R) Index, S&P SmallCap 600(R) Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

      The inclusion of a security in an index in no way implies an opinion by the index's sponsors, S&P or Salomon Smith Barney as to the attractiveness of that security as an investment.

      The Underlying Funds that are managed as index funds (MainStay S&P 500 Index Fund and MainStay Indexed Bond Fund) are not sponsored by or affiliated with the sponsors of their respective indices. The MainStay S&P 500 Index Fund is managed to parallel the performance of the S&P 500(R) Index. The weightings of stocks in the S&P 500(R) Index are based on each stock's relative total market capitalization (the stock's market price per share times the number of shares outstanding). Because of market-value weighting, as of December 31, 2004, the 10 largest companies in the S&P 500(R) Index accounted for approximately __% of the market capitalization of the entire S&P 500(R) Index. As of that date, the six largest weightings in the S&P 500(R) Index as a percentage of net assets accounted for approximately % of the market capitalization of the entire S&P 500(R) Index.

      In managing the MainStay S&P 500 Index Fund, the Manager seeks to provide investment results which mirror the performance of the S&P 500(R) Index. The Manager attempts to achieve this objective by investing in all stocks in the S&P 500(R) Index in the same proportion as their representation in the Index. It is a reasonable expectation that there will be a close correlation between the MainStay S&P 500 Index Fund's performance and that of the S&P 500(R) Index in both rising and falling markets. The correlation between the performance of the MainStay S&P 500 Index Fund and the Index is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the MainStay S&P 500 Index Fund's NAV, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500(R) Index. The MainStay S&P 500 Index Fund's correlation, however, may be affected by, among other things, transaction costs, changes in either the composition of the Index or number of shares outstanding for the components of the S&P 500(R) Index, and the timing and amount of shareholder redemptions, if any.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

APPLICABLE TO THE COMPANY

      The investment restrictions of the Funds set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this SAI, and the Funds' objectives as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Directors without the approval of shareholders.

      Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, except for fundamental restriction #4 to which this condition does not apply, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation of the Fund's policies or restrictions.

     Each of the Company's Funds may not:

     (1) invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Funds elect to be so classified and the foregoing limitation shall no longer apply with respect to the Funds;

     (2) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities of other investment companies;

     (3) invest in a security if, with respect to 75% of its total assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. government securities or securities of other investment companies;

     (4) borrow money or issue senior securities, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act;

     (4) lend any funds or other assets, except that a Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board of Directors;

     (6) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

     (7) purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the Prospectus and in this SAI,
         (i) a Fund may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments and options on such futures contracts; (ii) a Fund may enter into spot or forward foreign currency contracts and foreign currency options; or

     (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the 1933 Act.

      Notwithstanding any other fundamental investment restriction or policy and in accordance with Section 12(d)(1)(G) of the 1940 Act, each Fund may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

      The investment objective of each Fund is non-fundamental and may be changed by the Board without shareholder approval.

                           BOARD MEMBERS AND OFFICERS

      The Board Members oversee the Funds and the Manager. Information pertaining to the Board Members and officers is set forth below. Each Board Member serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

                   NON-INTERESTED BOARD MEMBERS OF THE COMPANY

                                                                                                  NUMBER OF
                                                                                                   FUNDS IN
                                                                                                     FUND               OTHER
                                                                                                   COMPLEX          DIRECTORSHIPS
   NAME AND            POSITION(S)       LENGTH OF                                               OVERSEEN BY           HELD BY
    DATE OF                WITH            TIME                PRINCIPAL OCCUPATION(S)              BOARD               BOARD
     BIRTH               COMPANY          SERVED                 DURING PAST 5 YEARS                MEMBER              MEMBER
---------------      ----------------    ----------      ----------------------------------      -----------     -------------------
Lawrence             Director            Since 1991      Trustee, Eclipse Funds, 2000-                16         None
Glacken                                                  present; Retired; Trustee, New
Date of Birth:                                           York Life Investment Management
10/22/27                                                 Institutional Funds, 2001-2003.

Peter Meenan         Director            Since 2002      Trustee, Eclipse Funds, 2002-                16         The Vantagepoint
Date of Birth:                                           present; Consultant, 2004-present;                      Funds
12/5/41                                                  President and Chief Executive
                                                         Officer, Babson-United, Inc., 2000
                                                         to 2003; Trustee, New York Life
                                                         Investment Management
                                                         Institutional Funds (2002 - 2003);
                                                         Consultant, 1999 to 2000; Head of
                                                         Global Funds, Citicorp, 1995 to
                                                         1999.

Robert P.            Director            Since 1991      Trustee, Eclipse Funds, 2000-                16         None
Mulhearn                                                 present; Retired; Trustee, New
Date of Birth:                                           York Life Investment Management
3/11/47                                                  Institutional Funds (2001 - 2003).

Susan B. Kerley      Lead Independent    Since 1991      Trustee, Eclipse Funds, 2000-                16         Cash Reserves
Date of Birth:       Director                            present; Trustee, New York Life                         Portfolio,
8/12/51                                                  Investment Management                                   CitiFunds
                                                         Institutional Funds (2001 - 2003);                      Institutional
                                                         President, Strategic Management                         Trust,
                                                         Advisors LLC.                                           CitiFunds Premium
                                                                                                                 Trust, CitiFunds
                                                                                                                 Trust I, CitiFunds
                                                                                                                 Trust III,
                                                                                                                 Institutional
                                                                                                                 Portfolio, Salomon
                                                                                                                 Funds Trust, Smith
                                                                                                                 Barney Investment
                                                                                                                 Series, Smith
                                                                                                                 Barney Trust II,
                                                                                                                 Tax
                                                                                                                 Free Reserves
                                                                                                                 Portfolio, U.S.
                                                                                                                 Treasury Reserves
                                                                                                                 Portfolio, Variable
                                                                                                                 Annuity Portfolios

              OFFICERS (WHO ARE NOT BOARD MEMBERS) OF THE COMPANY*

   NAME AND DATE OF               POSITION(S) WITH            LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5
        BIRTH                         COMPANY                TIME SERVED                              YEARS
----------------------            ----------------           -----------     -------------------------------------------------------
Gary E. Wendlandt                 President                  Since 2004      Chief Executive Officer, Chairman and Manager, New
Date of Birth: 10/8/50                                                       York Life Investment Management LLC (including
                                                                             predecessor advisory organizations) and New York Life
                                                                             Investment Management Holdings LLC; Executive Vice
                                                                             President, New York Life Insurance Company; Director,
                                                                             NYLIFE Distributors LLC; Vice Chairman and Manger,
                                                                             McMorgan & Company LLC; Manager, MacKay Shield
                                                                             LLC; Executive Vice President, New York Life
                                                                             Insurance and Annuity Corporation; President, Eclipse
                                                                             Funds; Chairman and Trustee, The MainStay Fund (24

     NAME AND DATE OF              POSITION(S) WITH           LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5
         BIRTH                         COMPANY               TIME SERVED                              YEARS
-------------------------         -------------------        -----------     -------------------------------------------------------
                                                                             portfolios); Executive Vice President and Chief
                                                                             Investment Officer, MassMutual Life Insurance
                                                                             Company (1993 to 1999).

Robert A. Anselmi                 Chief Legal Officer        Since 2003      Senior Managing Director, General Counsel and
Date of Birth: 10/19/46                                                      Secretary, New York Life Investment Management  LLC
                                                                             (including predecessor advisory organizations);
                                                                             Secretary, New York Life Investment Management
                                                                             Holdings LLC; Senior Vice President, New York Life
                                                                             Insurance Company; Vice President and Secretary,
                                                                             McMorgan & Company LLC; Secretary, NYLIFE
                                                                             Distributors LLC, Chief Legal Officer, MainStay VP
                                                                             Series Fund, Inc., Eclipse Funds Inc., and Eclipse
                                                                             Funds Secretary, the Trust, MainStay VP Series Fund,
                                                                             Inc., Eclipse Funds Inc., and Eclipse Funds; Managing
                                                                             Director and Senior Counsel, Lehman Brothers Inc.
                                                                             (October 1998 to December 1999); General Counsel and
                                                                             Managing Director, JP Morgan Investment Management
                                                                             Inc. (1986 to September 1998).

Patrick G. Boyle                  Executive Vice             Since 2003      Executive Vice President, Eclipse Funds 2001 to
Date of Birth: 11/24/53           President                                  present; Senior Managing Director, New York Life
                                                                             Investment Management LLC, (including predecessor
                                                                             advisory organizations), 2000 to 2002; Senior Vice
                                                                             President, Pension Department, New York Life
                                                                             Insurance Company, 1991 to 2000; Director, Eclipse
                                                                             Funds Inc., 1990 to 2003; Trustee, New York Life
                                                                             Investment Management Institutional Funds 2002 to
                                                                             2003.

Tony Elavia                       Senior Vice President      Effective       Senior Managing Director, New York Life Investment
Date of Birth: 1/11/56                                       3/30/05         Management LLC; Chief Investment Officer of NYLIM
                                                                             Equity Investors Group; Managing Director and
                                                                             Senior Portfolio Manager of the Large Cap Growth
                                                                             team of Putnam Investments (1998-2004).

Patrick J. Farrell                Treasurer, Chief           Since 1996      Managing Director, New York Life Investment
Date of Birth: 9/27/59            Financial and                              Management, LLC (including predecessor advisory
                                  Accounting Officer                         organizations); Treasurer, Chief Financial Officer and
                                  and Assistant                              Accounting Officer and Assistant Secretary, Eclipse
                                  Secretary                                  Funds; Vice President, Treasurer, Chief Financial
                                                                             Officer and Accounting Officer and Assistant Secretary,
                                                                             The MainStay Funds; Treasurer, Chief Financial Officer
                                                                             and Accounting Officer and Assistant Secretary,
                                                                             MainStay VP Series Fund; Chief Financial Officer,
                                                                             McMorgan Funds (formerly McM Funds); Assistant
                                                                             Treasurer, McMorgan Fund (formerly McM Funds),
                                                                             2001 to 2002.

Alison H. Micucci                 Vice President and         Since 2004      Managing Director and Chief Compliance Officer, New
Date of Birth: 12/16/65           Chief Compliance                           York Life Investment Management LLC (June 2003 to
                                  Officer                                    present); Vice President--Compliance, The MainStay
                                                                             Funds, Eclipse Funds and MainStay VP Series Fund,
                                                                             Inc.; Senior Managing Director-- Compliance, NYLIFE
                                                                             Distributors LLC; Deputy Chief Compliance Officer,
                                                                             New York Life Investment Management LLC
                                                                             (September 2002 to June 2003); Vice President and
                                                                             Compliance Officer, Goldman Sachs Asset Management
                                                                             (November 1999 to August 2002).

Marguerite E. H. Morrison         Secretary                  Since 2004      Managing Director and Associate General Counsel, New
Date of Birth: 3/26/56                                                       York Life Investment Management LLC (since June

    NAME AND DATE OF               POSITION(S) WITH           LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5
        BIRTH                          COMPANY               TIME SERVED                              YEARS
-----------------------           ------------------         -----------     -------------------------------------------------------
                                                                             2004); Secretary, The MainStay Funds, Eclipse Funds
                                                                             and MainStay VP Series Fund, Inc.; Managing Director
                                                                             and Secretary, NYLIFE Distributors LLC; Chief Legal
                                                                             Officer -- Mutual Funds and Vice President and
                                                                             Corporate Counsel, The Prudential Insurance Company
                                                                             of America (2000 to June 2004).

Richard W. Zuccaro                Tax Vice President         Since 1993      Vice President, New York Life Insurance Company; Tax
Date of Birth: 12/12/49                                                      Vice President, NYLIFE Securities Inc.; Vice President,
                                                                             New York Life Insurance and Annuity Corporation, NYLIFE
                                                                             Insurance Company of Arizona, NYLIFE LLC, NYLIFE
                                                                             Securities, Inc., NYLIFE Distributors LLC, New York
                                                                             Life Settlement Corp., New York Life Trust Company; Tax
                                                                             Vice President, New York Life International, Inc.; Tax
                                                                             Vice President, MainStay VP Series Fund, Inc., Eclipse
                                                                             Funds and The MainStay Funds.

* The officers listed are considered to be "interested persons" of the Company within the meaning of the 1940 Act because of their affiliation with the Company, Eclipse Funds, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, The MainStay Funds, MainStay VP Series Fund, Inc., McMorgan Funds, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past 5 Years."

BOARD MEMBERS

      The Board Members oversee the Funds, the Manager and the Subadvisor. The Committees of the Board include the Audit Committee and Nominating Committee. The Board also has established a Valuation Committee and Valuation Subcommittee, which include members who are not members of the Board.

      The purpose of the Audit Committee, which meets on an as needed basis, is to (1) oversee the accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality and objectivity of the financial statements and the independent audit thereof; and (3) act as a liaison between the independent auditors and the full Board. The members of the Audit Committee include all the Independent Board Members: Lawrence Glacken, Susan B. Kerley, Peter Meenan, and Robert P. Mulhearn. There were five Audit Committee meetings held during the fiscal year ended October 31, 2004.

      The purpose of the Nominating Committee is to (1) evaluate the qualifications of candidates and make nominations for independent director or trustee membership on the Board, (2) nominate members of committees of the Board and periodically review committee assignments, and (3) make recommendations to the Board concerning the responsibilities or establishment of Board committees. The members of the Nominating Committee include all the Independent Board
Members: Lawrence Glacken, Susan B. Kerley, Peter Meenan, and Robert P. Mulhearn. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2004.

      The purpose of the Valuation Committee is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee, on which one or more Board Members may serve, include: Gary
E. Wendlandt, Patrick J. Farrell, Alison Micucci, Marguerite E. H. Morrison, Peter Meenan, Robert P. Mulhearn, Lawrence Glacken and Susan B. Kerley. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were four Valuation Committee meetings held during the fiscal year ended October 31, 2004.

      The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Funds' valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation

Subcommittee, on which one or more Board Members may serve, include: Alison Miccuci, Marguerite E. H. Morrison, Ravi Akhoury, Gary E. Wendlandt and Patrick
J. Farrell. There were no Subcommittee meetings held during the fiscal year ended October 31, 2004.

      As of December 31, 2004, the dollar range of equity securities owned by each Board Member in the Funds (including beneficially) and in any registered investment company overseen by the Board Members within the same family of investment companies as the Company and the Trust was as follows:

                   NON-INTERESTED BOARD MEMBERS OF THE COMPANY

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                           SECURITIES IN ALL REGISTERED
                                                         INVESTMENT COMPANIES OVERSEEN BY
                          DOLLAR RANGE OF EQUITY         DIRECTOR IN FAMILY OF INVESTMENT
   BOARD MEMBER         SECURITIES IN THE COMPANY                    COMPANIES
------------------   ----------------------------------  --------------------------------
Lawrence Glacken    Over $100,000 (All Cap Growth Fund)           Over $100,000
Peter Meenan        $1 - $10,000 (All Cap Value Fund)             $1 - $10,000
                    $1 - $10,000 (All Cap Growth Fund)            $1 - $10,000
Robert P. Mulhearn  None                                          None
Susan B. Kerley     Over $100,000 (Cash Reserves Fund)            Over $100,000

      As of December 31, 2004, each Board Member who is not an "interested person" as that term is defined in the 1940 Act of the Company, and his or her immediate family members, beneficially or of record owned securities in (1) an investment adviser or principal underwriter of the Company or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with and investment adviser or principal underwriter of the Company as follows:

                          NON-INTERESTED BOARD MEMBERS

                       NAME OF OWNERS AND              TITLE
   NAME OF BOARD     RELATIONSHIP TO BOARD              OF       VALUE OF     PERCENT
       MEMBER                MEMBER          COMPANY   CLASS   SECURITIES**   OF CLASS
------------------   ---------------------   -------   -----   ------------   --------
Lawrence Glacken             N/A               --        --        None          --
Peter Meenan                 N/A               --        --        None          --
Robert P. Mulhearn           N/A               --        --        None          --
Susan B. Kerley              N/A               --        --        None          --

COMPENSATION

      The following Compensation Tables reflect the compensation received by certain Board Members for the fiscal year ended October 31, 2004, from the Company and from certain other investment companies that have the same investment adviser as the Company or an investment adviser that is an affiliated person of the Manager. Directors, other than those affiliated with the Manager, New York Life, or the Distributor, are paid an annual retainer of $62,000 plus reimbursement for travel and out-of-pocket expenses. The Lead Director and the Audit Committee Chair each receive an additional retainer of $10,000. The retainers are paid in the aggregate for the Company and Eclipse Funds.

     COMPENSATION TABLE FOR THE NON-INTERESTED BOARD MEMBERS OF THE COMPANY

                                                                                         TOTAL
                                                         PENSION OR                   COMPENSATION
                                                         RETIREMENT                       FROM
                                                          BENEFITS      ESTIMATED     COMPANY AND
                      AGGREGATE                          ACCRUED AS       ANNUAL         FUND
                    COMPENSATION                          PART OF       BENEFITS      COMPLEX PAID
      BOARD           FROM THE    AGGREGATECOMPENSATION     FUND          UPON          TO BOARD
     MEMBER            COMPANY      FROM ECLIPSE FUNDS    EXPENSES      RETIREMENT       MEMBER
------------------  ------------  ---------------------  ----------     ----------    ------------
Lawrence Glacken    $  50,782.46      $  9,117.54           None           None       $  59,900.00
Susan B. Kerley     $  57,287.68      $ 10,112.32           None           None       $  67,400.00
Peter Meenan        $  57,287.68        10,112.32           None           None       $  67,400.00
Robert P. Mulhearn  $  50,782.46      $  9,117.54           None           None       $  59,900.00


      As of March 1, 2005, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of any class of common stock of each of the Funds of the Company.

APPROVAL OF MANAGEMENT AGREEMENTS

      In connection with the approval of the Funds' management agreement, the Board Members, including those Board Members who are not "interested persons" (as the term is defined in the 1940 Act) of the company requested, received, and reviewed extensive information from the Manager. In considering whether to approve the Agreement, and in evaluating the fairness of the compensation to be paid by a Fund, the Board Members took into account principally the nature, quality and extent of the services performed by the Manager in relation to fees received under the Agreement. Among other things, the Board Members considered the personnel, technical resources, operations, financial condition, investment management capabilities, methodologies and performance of the Manger. The Board Members also considered other factors, including the fees and expenses borne by other funds in the market pursuing broadly similar strategies, the costs to the manager of providing the services, and the profitability of the manager's relationship with the Funds. In addition, the Board Members considered the manager's internal controls and compliance programs as they affect the Funds. These factors were considered both by the full Board, and by the Independent Board members meeting separately. Based on this review, it was the judgment of the Board Members and the Independent Board Members that approval of the Management Agreement was in the best interest of the Funds and future shareholders. The terms of the Management Agreement are discussed in more detail in the section entitled "Management Agreement."

CODE OF ETHICS

      The Company, Manager, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of the respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

                         THE MANAGER AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

      Pursuant to Management Agreements entered into by the Company dated March 30, 2005 with respect to the Funds, NYLIM, subject to the supervision of the Board Members and in conformity with the stated policies of each Fund, administers each Fund's business affairs and has investment advisory responsibilities with respect to the Funds' portfolio securities. NYLIM is a wholly-owned subsidiary of New York Life.

      The Manager has authorized any of its members, managers, officers and employees who have been elected or appointed as Directors, Trustees or officers of the Company and/or the Trust to serve in the capacities in which they have been elected or appointed.

      Each Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

      In connection with its administration of the business affairs of each of the Funds, and except as indicated in the Prospectus under the heading "Know With Whom You're Investing," the Manager bears the following expenses:

(a) the salaries and expenses of all personnel of the Company and the Manager, except the fees and expenses of the Directors not affiliated with the Manager; and

(b) all expenses incurred by the Manager in connection with administering the ordinary course of the Funds' business, other than those assumed by the Company.

      The Funds do not pay any fees to the Manager in return for these services under the Management Agreement. The Funds do, however, indirectly pay a proportionate share of the management fees paid to the Manager by the Underlying Funds in which the Funds invest.

DISTRIBUTION AGREEMENT

      NYLIFE Distributors LLC, a corporation organized under the laws of Delaware, serves as the distributor and principal underwriter (the "Distributor") of each Fund's shares pursuant to a Distribution Agreement, dated January 1, 1994, as amended with respect to the Funds. Prior to that time, NYLIFE Securities Inc. ("NYLIFE Securities"), an affiliated company, had acted as principal underwriter. NYLIFE Securities currently sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Company's or Trust's shares, and receives no compensation from the Company or the Trust under the Distribution Agreement. The Distributor, at its own expense, also may, from time to time, provide promotional incentives to dealers who sell Fund shares.

      The Distribution Agreement is subject to annual approval by the Board. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Independent Board Members upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon not less than 60 days' written notice to the Company. The Distribution Agreement will terminate in the event of its assignment.

      The shares of each Fund are offered continuously, although each Fund reserves the right to suspend or terminate such offering at any time. The Distribution Agreement for the Funds was most recently approved by the Board, including a majority of the Independent Board Members at a meeting held on February 23, 2005.

DISTRIBUTION PLANS

      The Board has adopted with respect to each of the Funds separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B, and Class C and shares of each Fund (the "Class A Plans," the "Class B Plans," the "Class C Plans," the "Class R2 Plans," and, collectively, the "12b-1 Plans"). Under the 12b-1 Plans, a class of shares of a Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. Each 12b-1 Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a 12b-1 Plan. For example, the Distributor will advance to dealers who sell Class B shares of the Funds an amount equal to 4% of the aggregate NAV of the shares sold. Dealers meeting certain criteria established by the Distributor, which may be changed from time to time, may receive additional compensation. In addition, with respect to Class A and Class B shares, the Distributor may pay dealers an ongoing annual service fee equal to 0.25% of the aggregate NAV of shares held by investors serviced by the dealer. With regard to Class B shares that are converted to Class A shares, the Manager may continue to pay the amount of the annual service fee to dealers after any such conversion.

      The Distributor will advance to dealers who sell Class C shares of the Funds an amount equal to 1% of the aggregate NAV of the shares sold. In addition, the Distributor may make payments quarterly to dealers in an amount up to 1.00% on an annualized basis of the average NAV of the Class C shares that are attributable to shareholders for whom the dealers are designated as dealers of record.

      In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years.

      If a 12b-1 Plan for the Funds is terminated, the Funds will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. Each 12b-1 Plan may be terminated only by specific action of the Board of Trustees or shareholders.

      12b-1 Plan revenues may be used to reimburse third parties that provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

      Under the Class A Plans, Class A shares of a Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of each Fund's Class A shares for distribution or service activities, as designated by the Distributor.

      Under the current Class B Plans, a Fund's Class B shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to that Fund's Class B shares. Pursuant to the Class B Plan, the Class B shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of a Fund's Class B shares.

      Under the Class C Plans, a Fund's Class C shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to that Fund's Class C shares. Pursuant to the Class C Plans, the Class C shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of a Fund's Class C shares.

      Each 12b-1 Plan shall continue in effect from year to year, provided such continuance is approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Board Members. No 12b-1 Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of a 12b-1 Plan must also be approved by the Board in the manner described above. Each 12b-1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Board Members, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the 12b-1 Plan. So long as any 12b-1 Plan is in effect, the selection and nomination of Board Members who are not such interested persons has been committed to those Board Members who are not such interested persons. Pursuant to each 12b-1 Plan, the Distributor shall provide the Company and the Trust for review by the Board, and the Board shall review at least quarterly, a written report of the amounts expended under each 12b-1 Plan and the purpose for which such expenditures were made. In the Board's quarterly review of each 12b-1 Plan, they will consider its continued appropriateness and the level of compensation provided therein. The Board Members have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the respective Fund and its shareholders.

      Pursuant to Conduct Rule 2830 of the National Association of Securities Dealers, Inc., the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

      The Class A, Class B, and Class C shares of the Funds were first offered on March 31 , 2005 and no fees had been paid under any Plan as of the date of this Statement of Additional Information.

                            PURCHASES AND REDEMPTIONS

      Purchases and redemptions for Class A, Class B, Class C, and Class I shares are discussed in the Prospectus under the heading "Shareholder Guide," and that information is incorporated herein by reference.

      Certain clients of the Manager may purchase shares of a Fund with liquid assets with a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange and which would be eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions). These transactions will be effected only if the Fund's Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

      The net asset value per share of each Fund is determined on each day the New York Stock Exchange is open for trading. (See "Net Asset Value" below.) Shares of each Fund are redeemable at net asset value, at the option of the Fund's shareholders.

      The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of one or more of the Funds not reasonably practicable.

      For shares of the Company's Funds redeemed within any 90-day period, each Fund reserves the right to pay the shareholder a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything redeemed above this amount may not be paid in cash, but could be paid entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares redeemed. Even though it is highly unlikely that shares would ever actually be redeemed in kind, shareholders would probably have to pay transaction costs to sell the securities distributed to you, should such a distribution occur.

      Certain of the Funds have entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom a Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Funds experience unusually large or unanticipated redemption requests.

                      PROXY VOTING POLICIES AND PROCEDURES

      It is the Funds' policy that proxies received by the Funds are voted in the best interests of the Funds' shareholders. The Board of Directors of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds' portfolio securities to the Manager, subject to the oversight of the Board. The Manager has adopted its own Proxy Voting Policies and Procedures in order to assure that proxies voted on behalf of the Funds are voted in the best interests of the Funds and their shareholders. The Funds may revoke all or part of this delegation to the Manager at any time by a vote of the Board.

      MANAGER'S PROXY VOTING GUIDELINES. The Manager intends to vote the shares of the Underlying Funds over which it has voting power with respect to any proposal of an Underlying Fund in the same proportions as the total votes that are cast for and against that proposal by other shareholders of the Underlying Fund. With respect to the proxies of any other securities held by the Funds, the following guidelines shall apply.

      To assist the Manager in approaching proxy voting decisions for the Funds and its other clients, the Manager has adopted proxy voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Manager's Proxy Voting Committee and revised when the Proxy Voting Committee determines that a change is appropriate. The Manager has selected Institutional Shareholder Services ("ISS") - an unaffiliated third-party proxy research and voting service - to assist it in researching and voting proxies. With respect to each proxy received, ISS researches the proxy and provides a recommendation to the Manager as to how to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Guidelines. The Funds' portfolio managers (or other designated personnel) have the ultimate responsibility to accept or reject any ISS proxy voting recommendation ("Recommendation"). The Manager will memorialize the basis for any decision to override a Recommendation, to abstain from voting, and to resolve any conflicts as further discussed below. In addition, the Manager may choose not to vote a proxy if the cost of voting outweighs the possible benefit; if the vote would have an indeterminable or insignificant effect on the client's economic interests or the value of the portfolio holding; or if a jurisdiction imposes share blocking restrictions.

      The following examples illustrate the Manager's Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

      Board of Directors. The Manager will vote on director nominees in an uncontested election on a case-by-case basis, examining such factors as the composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman also serves as CEO, and whether a retired CEO sits on the board. In a contested election of directors, the Manager will evaluate the nominees based on such factors as the long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions. The Manager generally supports proposals to fix the board size or designate a range for the board size, proposals to repeal classified boards or elect all directors annually. The Manager also supports proposals seeking that a majority or more of the board be independent. The Manager generally votes against shareholder proposals to impose a mandatory retirement age for outside directors.

      Antitakeover Defenses and Voting Related Issues. The Manager generally evaluates advance notice proposals on a case-by-case basis, supporting proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible. The Manager generally supports shareholder proposals that ask a company to submit its poison pill for shareholder ratification; proposals to allow or make easier shareholder action by written consent; and proposals to lower supermajority vote requirements. The Manager generally votes against proposals to restrict or prohibit shareholder ability to call special meetings of shareholder and proposals giving the board exclusive authority to amend the bylaws.

      Capital Structure. Generally, votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. The Manager will generally vote for proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and if it is not designed to preserve the voting power of an insider or significant shareholder. The Manager will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights and against proposals to create a new class of common stock with superior voting rights.

      Executive and Director Compensation. Proposals regarding compensation plans are reviewed on a case-by-case basis using on a methodology focusing on the transfer of shareholder wealth. Generally, the Manager will support proposals seeking additional information regarding compensation, but will vote against proposals which set absolute levels on compensation or dictate amount or form of compensation.

      Conflicts of Interest. When a proxy presents a conflict of interest, such as when the Manager has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and the Manager or an affiliated entity of the Manager, both the Funds' and the Manager's proxy voting policies and procedures mandate that the Manager follow an alternative voting procedure rather than to vote proxies in its sole discretion. In these cases, the Manager may: (1) cause the proxies to be voted in accordance with the recommendations of an independent service provider; (2) notify the Fund's Board, a designated Board committee or a representative of either, of the conflict of interest and seek a waiver of the conflict to permit the Manager to vote the proxies as it deems appropriate and in the best interest of Fund shareholders, under its usual policy; or (3) forward the proxies to the Fund's Board, a designated Board committee or a representative of either, so that the Board, the committee or the representative may vote the proxies itself. As part of its delegation of proxy voting responsibility to the Manager, the Funds also delegated to the Manager responsibility for resolving conflicts of interest based on the use of acceptable alternative voting procedure such as the one just described. If the Manager chooses to override a voting recommendation made by ISS, the manager's compliance department will review the override prior to voting to determine the existence of any potential conflicts of interest. If the compliance department determines a material conflict may exist, the issue is referred to the Manager's Proxy Voting Committee who will consider the facts and circumstances and determine whether to allow the override or take other action, such as the alternative voting procedures just mentioned.

      FUNDS' PROXY VOTING RECORD. Each Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX will be available on the Funds' website at www.mainstayfunds.com or on the SEC's website at www.sec.gov. For certain Funds which do not typically invest in voting securities, the Funds' website will provide you with a toll-free telephone number which you may contact to obtain a copy of any relevant proxy voting record for those Funds.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board has adopted policies and procedures concerning selective disclosure of portfolio holdings of the Funds. Under these policies, the Manager publicly discloses the complete schedule of each Fund's portfolio holdings, as reported at month-end, no earlier than the first business day falling 30 days after the month's end and will publicly disclose each Fund's top ten holdings no earlier than the first business day falling 15 days after the quarter's end. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of a Fund's schedule of portfolio holdings or top ten holdings for the most recently completed period by accessing the information on the Funds' website at www.mainstayfunds.com or by calling the Funds at 1-800-MAINSTAY (1-800-624-6782).

      In addition, the Manager may share the Funds' non-public portfolio holdings information with pricing services and other service providers to the Funds who require access to such information in order to fulfill their contractual duties to the Funds; as of the date of this SAI, those service providers are: The Bank of New York, KPMG LLP, Russell Mellon, ISS, IDC, Princeton Financial Systems and Merrill Corporation. The Manager may also disclose non-public information regarding a Fund's portfolio holdings information to certain mutual fund analysts and rating and tracking entities, or to other entities that have a legitimate business purpose in receiving such information on a more frequent basis; as of the date of this SAI, those entities are: Bloomberg, Morningstar, Standard & Poor's, Thompson Financial, and Lipper. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the Fund's Chief Compliance Officer and the Manager's Chief Investment Officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the next regularly scheduled board meeting. All non-public portfolio holdings information is provided pursuant to a confidentiality agreement.

      In connection with its management of the Funds, the Manager will have immediate access to non-public information regarding the Underlying Funds' portfolio holdings information and will use such information in making decisions regarding investments of the Funds in the Underlying Funds. Generally, employees of the Manager who have access to non-public information regarding the Funds' or Underlying Funds' portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in the Manager's policies and procedures.

      All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide, among other things, that the recipient (1) will limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential;
(2) will implement procedures to monitor compliance by its employees with the terms of the confidentiality agreement; and (3) upon written request from the Manager or the Funds, will promptly return or destroy the information.

      Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds' shareholders and the Funds' Manager, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the independent trustees or a majority of a board committee consisting solely of independent directors approves such disclosure. The Funds and the Manager shall not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board.

                               PORTFOLIO MANAGERS

      As of December 31, 2004, the number of other accounts and the total assets of other accounts managed within the following categories: (a) Registered Investment Companies, (b) other pooled investment vehicles; and (c) other accounts is set forth below:

                                  NUMBER OF OTHER ACCOUNTS MANAGED AND             NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE
                                      ASSETS BY ACCOUNT TYPE                          ADVISORY FEE IS BASED ON PERFORMANCE
                         -----------------------------------------------------     ---------------------------------------------
                          REGISTERED                                               REGISTERED        OTHER POOLED
                          INVESTMENT         OTHER POOLED                          INVESTMENT         INVESTMENT        OTHER
PORTFOLIO MANAGER         COMPANIES       INVESTMENT VEHICLES   OTHER ACCOUNTS      COMPANIES          VEHICLES        ACCOUNTS
-----------------        ------------     -------------------   --------------     ----------        ------------      --------
Tony Elavia                    2 RICs              0                 0                  0                  0               0
                         $368,379,347

Devon McCormick                     0              0                 0                  0                  0               0

      To address potential conflicts of interest between the clients and the NYLIM has developed Allocation Procedures, a Code of Ethics and Policy and Procedures for Portfolio Management and Trades in Securities, to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Adviser has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

      Portfolio Manager Compensation Structure. In an effort to retain key personnel, NYLIM has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms.

      NLYIM portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall NYLIM results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual's management. In addition, these employees also participate in a long-term incentive program.

      NYLIM offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on NYLIM's overall company performance. "NYLIM Company Performance" is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan, is eligible to senior level employees and is designed to reward profitable growth in Company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

      As shares of the Fund were not available for purchase prior to the date of this SAI, neither Portfolio Manager owned any shares of the Fund as of the date of this SAI.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Because the Funds invest substantially all of their assets in Class I shares of Underlying Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which the Funds invest.

      To the extent that the Funds or the Underlying Funds invest in other securities, purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds, other debt securities, and some equity securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are usually purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      In effecting purchases and sales of portfolio securities for the account of a Fund or Underlying Fund, the Fund's Manager or Subadvisor will seek the best execution of the Fund's orders. The Boards of the Fund and the Underlying Funds have adopted policies and procedures that govern the selection of broker-dealers to effect securities transactions on behalf of a Fund. Under these policies and procedures, the Manager or Subadvisor must consider not only the commission rate, spread or other compensation paid, but the price at which the transaction is executed, bearing in mind that it may be in a Fund's best interests to pay a higher commission, spread or other compensation in order to receive better execution. The Manager or Subadvisor may consider other factors, including the broker's integrity, specialized expertise, speed, ability or efficiency, research or other services. The Manager or Subadvisor may not consider a broker's promotional or sales efforts on behalf of any Fund as part of the broker selection process for executing Fund portfolio transactions. Furthermore, neither the Funds nor the Manager may enter into agreements under which a Fund directs brokerage transactions (or revenue generated from those transactions) to a broker to pay for distribution of Fund shares.

      NYLIFE Securities (the "Affiliated Broker") may act as broker for the Funds or the Underlying Funds. In order for the Affiliated Broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Funds will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Manager or the Subadvisor may cause a Fund to pay a broker-dealer (except the Affiliated Broker) which provides brokerage and research services to the Manager or the

Subadvisor an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Manager or the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Manager's or the Subadvisor's overall responsibilities to the Funds or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

      Although commissions paid on every transaction will, in the judgment of the Manager or the Subadvisor, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Affiliated Broker) who were selected to execute transactions on behalf of the Funds and the Manager's or the Subadvisor's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Manager or the Subadvisor for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Funds, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Manager or the Subadvisor. Research provided by brokers is used for the benefit of all of the Manager's or the Subadvisor's clients and not solely or necessarily for the benefit of the Funds. The Manager's or the Subadvisor's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Manager or the Subadvisor as a consideration in the selection of brokers to execute portfolio transactions.

      Certain of the Underlying Funds may participate in commission recapture programs with certain brokers selected by the Manager. Under these programs, an Underlying Fund may select a broker or dealer to effect transactions for the Fund whereby the broker or dealer uses a negotiated portion of the commissions earned on such brokerage transactions to pay bona fide operating expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for transfer agency, sub-transfer agency, recordkeeping, or shareholder services or other bona fide services of the Underlying Funds.

      In certain instances there may be securities that are suitable for a Fund's or Underlying Fund's portfolio as well as for that of another MainStay Fund or one or more of the other clients of the Manager or the Subadvisor. Investment decisions for a Fund and for the Manager's or the Subadvisor's other clients are made independently from those of the other accounts and investment companies that may be managed by the Manager or the Subadvisor with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Manager and Subadvisor each believes that over time the Funds' ability to participate in volume transactions will produce better executions for the Funds.

      The management fees paid by the Company, on behalf of each Fund, to the Manager and the Sub-Advisory fee that the Manager pays, on behalf of certain Underlying Funds, to the Subadvisors will not be reduced as a consequence of the Manager's or the Subadvisor's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount that cannot be presently determined. Such services would be useful and of value to the Manager and the Subadvisor in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Manager and the Subadvisor in carrying out their obligations to the Funds.

      No brokerage commissions had been paid by any of the Funds as of the date of this Statement of Additional Information.

      A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

      The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income). Because the Manager does not expect to reallocate the Funds' assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for each Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates. Portfolio turnover rates for each Underlying Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

                 PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE

HOW TO PURCHASE SHARES OF THE FUNDS

GENERAL INFORMATION

      Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and are identical in all respects, except that, to the extent applicable, each class bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its sales arrangements. Class A, Class B, and Class C shares of each Fund have exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class of a Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. As compared to Class A shares, the net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by the amount of the higher Rule 12b-1 fee and incremental expenses associated with such class. Likewise, the NAV of the Class B and Class C shares generally will be reduced by such class specific expenses (to the extent the Fund has undistributed net income) and investment performance of Class B and Class C shares will be lower than that of Class A shares. As compared to Class A shares. Class I shares have the lowest on-going expenses and are not subject to an initial or contingent sales charge. Class I shares of the Funds are available only to eligible investors, as set forth in the Prospectus and may be changed from time to time. For additional information on the features of Class A, Class B and Class C shares, see "Alternative Sales Arrangements." Financial intermediaries may not offer all share classes of a Fund. If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly with the Fund by submitting an application form to MSS.

BY MAIL

      Initial purchases of shares of the Funds should be made by mailing the completed application form to the investor's registered representative. Shares of any Fund, except the Cash Reserves Fund, may be purchased at the NAV per share next determined after receipt in good order of the purchase order by that Fund plus any applicable sales charge.

BY TELEPHONE

      For all Funds, an investor may make an initial investment in the Funds by having his or her registered representative telephone MSS between 8:00 am and 4:00 pm, eastern time, on any day the NYSE is open. The purchase will be effected at the NAV per share next determined following receipt of the telephone order as described above plus any applicable sales charge. An application and payment must be received in good order by MSS within three business days. All telephone calls are recorded to protect shareholders and MSS. For a description of certain limitations on the liability of the Funds and MSS for transactions effected by telephone, see "Buying and Selling MainStay Shares" in the Prospectus.

BY WIRE

      An investor may open an account and invest by wire by having his or her registered representative telephone MSS between 8:00 am and 6:00 pm, eastern time, to obtain an account number and instructions. For both initial and subsequent investments, federal funds should be wired to:

      STATE STREET BANK AND TRUST COMPANY

      ABA NO. 011-0000-28 ATTN: CUSTODY AND SHAREHOLDER SERVICES
      FOR CREDIT: MAINSTAY ________________ FUND-CLASS______
      SHAREHOLDER NAME _______________________________
      SHAREHOLDER ACCOUNT NO. _____________________________
      DDA ACCOUNT NUMBER 99029415
      AN APPLICATION MUST BE RECEIVED BY MSS WITHIN THREE BUSINESS DAYS.

      The investor's bank may charge the investor a fee for the wire. To make a purchase effective the same day, the registered representative must call MSS by 12:00 noon eastern time, and federal funds must be received by MSS before 4:00 pm eastern time.

      Wiring money to the Funds will reduce the time a shareholder must wait before redeeming or exchanging shares, because when a shareholder purchases by check or by Automated Clearing House ("ACH") payment, the Funds may withhold payment for up to 10 days from the date the check or ACH purchase is received.

ADDITIONAL INVESTMENTS

      Additional investments in a Fund may be made at any time by mailing a check payable to the MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. The shareholder's account number and the name of the Fund and class of shares must be included with each investment. Purchases will be effected at the NAV per share plus any applicable sales charge as described above.

      The Fund's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by the Board Members; New York Life and its subsidiaries and their employees, officers, directors or agents or former employees; through financial services firms that have entered into an agreement with the Funds or New York Life Distributors; New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and NYLIFE Distributors LLC products; and purchases by certain individual participants.

SYSTEMATIC INVESTMENT PLANS

      Investors whose bank is a member of the ACH may purchase shares of a Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling MSS, toll free at 1-800-MAINSTAY (1-800-624-6782) (between 8:00 am and 4:00 pm, eastern time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit from an account designated by the shareholder on an application form. The initial investment must be in accordance with the investment amounts previously mentioned. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

OTHER INFORMATION

      Investors may, subject to the approval of the MainStay Funds, the Distributor, the Manager and the Subadvisor to the particular Fund, purchase shares of a Fund with liquid securities that are eligible for purchase by that Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Subadvisor intends to retain the security in the Fund as an investment. The Fund reserves the right to amend or terminate this practice at any time. An investor must call MainStay at 1-800-MAINSTAY (1-800-624-6782) before sending any securities. The Funds and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Fund with a certified Taxpayer I.D. number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. number (or such other information as the Fund has requested) has been provided.

                         ALTERNATIVE SALES ARRANGEMENTS

INITIAL SALES CHARGE ALTERNATIVE CLASS A SHARES

      The sales charge on Class A shares of the Funds is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale.

      The sales charge applicable to an investment in Class A shares of the Funds will be determined according to the following table:

                                                                                        SALES CHARGE AS A PERCENTAGE OF
                                            SALES CHARGE AS A PERCENTAGE OF:                     OFFERING PRICE:
                                     -----------------------------------------        ------------------------------------------
                                                                                                                 RETAINED BY THE
AMOUNT OF PURCHASE                   OFFERING PRICE         NET AMOUNT INVESTED       RETAINED BY DEALER          DISTRIBUTOR
--------------------                 --------------         -------------------       ------------------         ---------------
Less than   $ 50,000                      5.50%                    5.82%                    4.75%                    0.75%
$50,000 to  $ 99,999                      4.50%                    4.71%                    4.00%                    0.50%
$100,000 to $249,999                      3.50%                    3.63%                    3.00%                    0.50%
$250,000 to $499,999                      2.50%                    2.56%                    2.00%                    0.50%
$500,000 to $999,999                      2.00%                    2.04%                    1.75%                    0.25%
$1,000,000 or more*                       None                     None                   See Below*                 None

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. See "Reduced Sales Charge on Class A Shares -- Contingent Deferred Sales Charge, Class A."

+ Up to a 1% finder's fee on sales from $500,000 to $3 million, up to 0.50% on portion from $3 million to $5 million and up to 0.40% on portion of $5 million or more.

      Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to dealers on such investments. In such cases, the dealer will receive a commission of up to 1.00% on the portion of a sale from $1,000,000 to $2,999,999, up to 0.50% of any portion from $3,000,000 to $4,999,999 and up to
0.40% on any portion of $5,000,000 or more. Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

      The Distributor may allow the full sales charge to be retained by dealers. The amount retained may be changed from time to time. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares. A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the 1933 Act.

      The sales charge applicable to an investment in Class A shares of the Funds will be 5.50% of the offering price per share (5.82% of NAV per share). Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares of a Fund aggregating less than $50,000 at a hypothetical NAV per share of the Fund of $10.00. The offering price of the Class A shares of each of the Funds can be calculated using the same method.

NAV per Class A Share                        $10.00

Per Share Sales Charge - 5.50% of
offering price (5.82% of NAV
per share)                                   $ 0.58

Class A Per Share Offering Price to the      $10.58
Public

PURCHASES AT NET ASSET VALUE

      Purchases of Class A shares in an amount equal to $1 million or more will not be subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares-Contingent Deferred Sales Charge, Class A."

      A Fund's Class A shares may be purchased at NAV, without payment of any sales charge A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its Board Members; New York Life and its subsidiaries and their employees, officers, directors or agents (and immediate family members).

      In addition, Class A share purchases of Funds in an amount less than $1,000,000 by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 50 or more employees are treated as if such purchases were equal to an amount more than $1,000,000 but less than $2,999,999. Such purchases by defined contribution plans may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares-Contingent Deferred Sales Charge, Class A."

      Class A shares of the Funds also may be purchased at NAV, without payment of any sales charge, by shareholders who owned Service Class shares of a series of the Eclipse Funds or Eclipse Funds Inc. as of December 31, 2003 or if purchased through financial services firms such as broker-dealers, investment advisers and other financial institutions which have entered into an agreement with the Funds or the Distributor which provides for the sale and/or servicing of Fund shares in respect of beneficial owners that are clients of the financial services firms or intermediaries contracting with such firms. Sales and/or servicing agreements with third parties also have been established on behalf of Class B and Class C shares. The Funds, the Distributor, MSS or affiliates may pay fees to such firms and/or intermediaries in connection with these arrangements on behalf of Class A, B and/or C shares.

REDUCED SALES CHARGES ON CLASS A SHARES

      Under a right of accumulation, purchases of one or more Funds by any "Qualified Purchaser" will be aggregated for purposes of computing the sales charge. "Qualified Purchaser" includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than IRAs and non-ERISA 403(b) plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

SPECIAL INCENTIVE COMPENSATION ARRANGEMENTS

      The Distributor may enter into special incentive compensation arrangements with dealers that have sold a minimum dollar amount of fund shares. Such incentives may take the form of administrative expenses, including ticket charges. None of these payments will change the price an investor pays for shares. In its sole discretion, the Distributor may discontinue these arrangements at any time.

LETTER OF INTENT (LOI)

      Qualified Purchasers may obtain reduced sales charges by signing an LOI. The LOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount to be invested during a 24-month period. A 90-day back-dated period can be used to include earlier purchases; the 24-month period would then begin on the date of the first purchase during the 90-day period. For more information, call your registered representative or MainStay at 1-800-MAINSTAY (1-800-624-6782).

      On the initial purchase, if required (or, on subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by MSS in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, MSS will notify the shareholder prior to the expiration of the LOI that the total purchases toward the LOI were not met and will state the amount that needs to be invested in order to meet the dollar amount specified by the LOI. If not remitted within 20 days after the written request, MSS will process an LOI adjustment.

CONTINGENT DEFERRED SALES CHARGE, CLASS A

      In order to recover commissions paid to dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% may be imposed on redemptions of such investments made within one year of the date of purchase. Purchases of Class A shares at NAV through financial services firms or by certain persons that are affiliated with or have a relationship with New York Life or its affiliates (as described above) will not be subject to a contingent deferred sales charge.

      Class A shares that are redeemed will not be subject to a contingent deferred sales charge, however, to the extent that the value of such shares represents: (1) capital appreciation of Fund assets; (2) reinvestment of dividends or capital gains distributions; (3) Class A shares redeemed more than one year after their purchase; (4) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, death, disability, QDROs; and excess contributions pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (5) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates; transfers to products offered within a bundled retirement plan sponsored by NYLIM that uses NYLIM Service Company LLC, TRAC-2000, CNA Trust, or certain other approved entities, as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to an MainStay IRA;
(6) redemptions, under the Systematic Withdrawal Plan, used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; or (7) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy. Class A shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

      The contingent deferred sales charge will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

      For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

CONTINGENT DEFERRED SALES CHARGE, CLASS B

      A contingent deferred sales charge will be imposed on redemptions of Class B shares of the Funds, in accordance with the table below, at the time of any redemption by a shareholder which reduces the current value of the shareholder's Class B account in any Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class B shares in that Fund during the preceding six years. However, no such charge will be imposed to the extent that the aggregate NAV of the Class B shares redeemed does not exceed (1) the current aggregate NAV of Class B shares of that Fund purchased more than six years prior to the redemption, plus (2) the current aggregate NAV of Class B shares of that Fund purchased through reinvestment of dividends or distributions, plus (3) increases in the NAV of the investor's Class B shares of that Fund above the total amount of payments for the purchase of Class B shares of that Fund made during the preceding six years.

      Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses of providing distribution related services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

      The amount of the contingent deferred sales charge, if any, paid by a redeeming shareholder will vary depending on the number of years from the time of payment for the purchase of Class B shares of any Fund until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      The following table sets forth the rates of the contingent deferred sales charge for each Fund:

                               CONTINGENT DEFERRED SALES
YEAR SINCE PURCHASE          CHARGE AS A PERCENTAGE OF AMOUNT
   PAYMENT MADE               REDEEMED SUBJECT TO THE CHARGE
-------------------          ---------------------------------
    First                                    5.0%
    Second                                   4.0%
    Third                                    3.0%

    Fourth                                   2.0%
    Fifth                                    2.0%
    Sixth                                    1.0%
    Thereafter                               None

      In determining the rate of any applicable contingent deferred sales charge, it will be assumed that a redemption is made of shares held by the shareholder for the longest period of time. This will result in any such charge being imposed at the lowest possible rate.

      The contingent deferred sales charge will be waived in connection with the following redemptions: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established;
(iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to an MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class B shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and
(xi) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy.. The contingent deferred sales charge is waived on such sales or redemptions to promote goodwill and because the sales effort, if any, involved in making such sales is negligible.

      Shareholders should notify MSS, the Funds' transfer agent, at the time of requesting such redemptions that they are eligible for a waiver of the contingent deferred sales charge. Class B shares upon which the contingent deferred sales charge may be waived may not be resold, except to the Trust. Shareholders who are making withdrawals from retirement plans and accounts or other tax-sheltered or tax-deferred accounts should consult their tax advisors regarding the tax consequences of such withdrawals.

CONTINGENT DEFERRED SALES CHARGE, CLASS C

      A contingent deferred sales charge of 1% of the NAV of Class C shares will be imposed on redemptions of Class C shares of the Funds at the time of any redemption by a shareholder which reduces the current value of the shareholder's Class C account in any Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class C shares in that Fund during the preceding one year. However, no such charge will be imposed to the extent that the NAV of the Class C shares redeemed does not exceed (a) the current aggregate NAV of Class C shares of that Fund purchased more than one year prior to the redemption, plus (b) the current aggregate NAV of Class C shares of that Fund purchased through reinvestment of dividends, or distributions, plus (c) increases in the NAV of the investor's Class C shares of that Fund above the total amount of payments for the purchase of Class C shares of that Fund made during the preceding one year.

      Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Funds in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase.

                                 NET ASSET VALUE

      The Funds determine the net asset value per share ("NAV") of each class of each Fund on each day the New York Stock Exchange (the "NYSE") is open for regular trading. NAV per share is calculated as of the close of the NYSE (usually 4:00 pm, Eastern time) for each class of shares of each Fund, by dividing the current market value of the total assets attributable to a class, less liabilities attributable to that class, by the total number of shares of that class that are issued and outstanding.

HOW PORTFOLIO SECURITIES ARE VALUED

      Portfolio securities of the Funds are valued:

      (a) by appraising common and preferred stocks which are traded on the NYSE or other exchanges and the National Association of Securities Dealers National Market System ("NMS") at the last sales price of the NYSE on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price on the NYSE (NOTE: excessive spreads or infrequent trading may indicate a lack of readily available market quotations which may then be "fair valued" in accordance with fair valuation policies established by the Board);

      (b) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the NMS) at the closing bid price supplied through such system;

      (c) by appraising over-the-counter and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by a Fund's Manager, or if the prices are deemed by the Manager not to be representative of market values, the security is to be "fair valued" in accordance with fair valuation policies established by the Board;

      (d) by appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker-dealer, selected by the Manager, approved by the Valuation Sub-Committee and ratified by the Valuation Committee if those prices are deemed by a Fund's Manager to be representative of market values at the close of the NYSE;

      (e) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;

      (f) by appraising forward foreign currency exchange contracts held by the Funds at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations; and

      (g) securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at "fair value" in accordance with valuation policies established by the Board.

      Floating Rate Loans are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an over-the-counter secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Because there is less reliable, objective market value data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.

      Typically Floating Rate Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued in accordance with policies established by the Board. A Fund's officers, under the general supervision of the Board of Directors, will regularly review procedures used by, and valuations provided by, the pricing service for each Fund.

      Portfolio securities traded on more than one U.S. national securities exchange or foreign exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities and should there be no sale price on that exchange, such securities should then be valued at the last sale price on any other exchange that the Manager may designate. If there were no sales on any exchange, the securities shall be valued at the mean between the closing bid price and asked price. Prior to the daily calculation of each Fund's NAV, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the foreign exchange bid rate of such currencies against US dollars as determined by quotes supplied by the pricing agent. If such quotations are not available, the rate of exchange will be determined in accordance with fair valuation policies established by the Board. For financial accounting purposes, the Company and the Trust recognize dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Company and Trust are informed on or after the ex-dividend date.

      A significant event occurring after the close of trading but before the calculation of the Fund's NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE generally will not be reflected in a Fund's calculation of its NAV. The Manager will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in US or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the Manager, may, in its judgment, determine that an adjustment to a Fund's NAV should be made because intervening events have caused the Fund's NAV to be materially inaccurate, the Manager will seek to have the security "fair valued" in accordance with fair valuation procedures established by the Board.

      The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Company, as the case may be. Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager.

                                 TAX INFORMATION

      The discussion herein relating to certain federal income tax considerations is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult their own tax adviser regarding an investment in a Fund, including the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion is based upon provisions of the Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive.

      Each Fund intends to qualify annually and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. If a Fund so qualifies and elects, it generally will not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short term capital losses) that it distributes to its shareholders.

      The Funds will not be able to offset gains realized by one Underlying Fund in which a Fund invests against losses realized by another Underlying Fund in which such Fund invests. The Funds' use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

      Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

      To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or certain publicly traded partnerships or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

      The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income that qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

      The diversification requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund's ability to qualify as a regulated investment company might be affected.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

                   CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS

      Distributions of investment company taxable income, including distributions of net short-term capital gains, are characterized as ordinary income. Distributions of a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

      The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of any long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, and income generated from debt instruments will be taxed as ordinary income. Underlying Funds with high portfolio turnover may realize gains at an earlier time than Underlying Funds with a lower turnover and may not hold securities long enough to obtain the possible benefits of long-term capital gains rates.

      For individual shareholders, a portion of the dividends received from the Funds may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Underlying Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and provided that certain holding period and other requirements are met. the shareholder must also satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. Since many of the stocks in which the Underlying Funds invest may not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the 15% maximum rate.

      For corporate shareholders, a portion of the dividends received from Funds may qualify for the corporate dividends received deduction if applicable holding period requirements are met. In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder's alternative minimum taxable income.

      A Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Fund. A portion of any such gains may be short-term capital gains that would be distributable gains to shareholders of the Funds. Depending on a Fund's percentage ownership in an Underlying Fund both before and after a redemption, the Fund's redemption of shares of such Underlying Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. As a result of these factors, the use of the fund-of-funds structure by the Funds could therefore affect the amount, timing and character of distributions to shareholders.

      A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

      Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless generally be taxable to them.

      Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. An exchange of shares of one Fund for shares of another is treated as a redemption of the shares of the first Fund and a purchase of the shares of the second Fund. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Individual shareholders may generally deduct in any year only $3,000 of capital losses that are not offset by capital gains and any remaining losses may be carried over to future years. Corporations may generally deduct losses only to the extent of capital gains with certain carryovers for excess losses.

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time an Underlying Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time an Underlying Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of an Underlying Fund's investment company taxable income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that an Underlying Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a taxable year, an Underlying Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

      Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

      Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other income or similar taxes imposed by that country.

      Such foreign income and similar taxes generally will reduce investment company taxable income. Although an Underlying Fund may itself be entitled to a deduction for such taxes paid by an Underlying Fund the Fund will not be able to pass any such credit or deduction through to its own shareholders.

      An Underlying Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, an Underlying Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, an Underlying Fund may elect to mark to market its PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

      Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject an Underlying Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

      An Underlying Fund may invest in municipal bonds or obligations issued or guaranteed by a state, the interest on which may be exempt from federal income tax. It is expected that shareholders will be subject to tax on dividends distributed by an Underlying Fund that are derived from tax-exempt interest income. An Underlying Fund's deduction for interest expense may be restricted where the Underlying Fund invests in obligations the interest on which is exempt in whole or in part from federal income tax.

      Some of the debt securities that may be acquired by an Underlying Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Underlying Funds, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

      Some of the debt securities may be purchased by an Underlying Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any debt security acquired after April 30, 1993 or any taxable debt security acquired prior to May 1, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by an Underlying Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of an Underlying Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      If an Underlying Fund holds zero coupons bonds in its portfolio it will recognize income currently for federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing such income have not been received by the Underlying Fund.

      Certain of the options, futures contracts, and forward contracts in which the Underlying Funds may invest may be "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short term capital gains or losses ("60/40"). Also, section 1256 contracts held by an Underlying Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60/40 gain or loss. These contracts also may be marked-to-market at other times during the year under rules prescribed pursuant to the Code.

      The transactions undertaken by an Underlying Fund involving options, futures and forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by an Underlying Fund. In addition, losses realized by an Underlying Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Underlying Funds of transactions involving options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short term capital gain realized by an Underlying Fund which is taxed as ordinary income when distributed to shareholders.

     The Underlying Funds may make one or more of the elections available under the Code which are applicable to straddles. If an Underlying Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

      Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Underlying Funds eligible to enter into swap agreements intend to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service ("IRS") might not accept such treatment. If it did not, the status of an Underlying Fund as a regulated investment company might be affected. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could have tax consequences. The Underlying Funds intend to monitor developments in this area.

      Certain requirements that must be met under the Code in order for an Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in transactions in options, futures, forward contracts, and swaps.

     Recently enacted rules may affect the timing and character of gain if an Underlying Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If an Underlying Fund enters into certain transactions in property while holding substantially identical property (for example, a short sale against the box), the Underlying Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Underlying Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Underlying Fund's holding period and the application of various loss deferral provisions of the Code.

      Each Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of federal income tax at a rate of 28% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

      The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that all or a portion of distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                             PERFORMANCE INFORMATION

No performance information for the Funds existed as of the date of this Statement of Additional Information.

                                OTHER INFORMATION

CAPITALIZATION

      The Funds are separate portfolios of the Company. The Funds are authorized to offer shares in one or more of the following classes: Class A, Class B, Class C, and Class I. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of Funds' shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

EFFECTIVE MATURITY

      Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

CONTROL PERSONS AND BENEFICIAL SHARE OWNERSHIP OF THE FUNDS

      No persons beneficially or of record owned 5% or more of the voting securities of any Fund as the Funds had not commenced operations as of the date of this SAI.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, has been selected as independent registered public accounting firm for the Funds. KPMG LLP examines the financial statements of the Company and provides other audit, tax, and related services as pre-approved by the Audit Committee.

LEGAL COUNSEL

      Legal advice regarding certain matters relating to the Federal securities laws has been provided by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

TRANSFER AGENT

      MainStay Shareholder Services ("MSS"), a division of NYLIM Service Company LLC, and affiliate of New York Life Investment Management LLC, is the Funds' Transfer, Dividend, Disbursing and Shareholder Servicing Agent. MSS, whose address is 169 Lackawanna Avenue, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MSS provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MSS is paid per account fee and out-of-pocket expenses by the Funds. MSS has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 66 Brooks Drive, Braintree, MA 02184-3839. BFDS will perform certain of the services for which MSS is responsible. In addition, the Fund or MSS may contract with other service organizations, including affiliates of MSS and broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Fund. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive service fees for those services from the Fund.

CUSTODIAN

      The Bank of New York, 100 Church Street, New York, NY 10286, is custodian of cash and securities of each Fund and has subcustodial agreements for holding such Funds' foreign assets, if any.

REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the registration statements filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statements, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

                         MOODY'S INVESTORS SERVICE, INC.

CORPORATE AND MUNICIPAL BOND RATINGS

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

      Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience;
      (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

MUNICIPAL SHORT-TERM LOAN RATINGS

      MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

      SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

CORPORATE SHORT-TERM DEBT RATINGS

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                STANDARD & POOR'S

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

      AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

      Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC:   An obligation rated CC is currently highly vulnerable to nonpayment.

      C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

      D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS

      A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B:A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C:A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D:A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                         FITCH INVESTORS SERVICES, INC.

      Tax-Exempt Bonds

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      AAA: Bonds considered to be investment grade and of the highest grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse economic conditions and circumstances than bonds with higher ratings.

      BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

      TAX-EXEMPT NOTES AND COMMERCIAL PAPER

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existences of liquidity necessary to meet the issuer's obligations in a timely manner.

      F-1+: Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than F-1+ issues.

      F-2: Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issue assigned F-1+ and F-1 ratings.

      F-3: Far credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes can cause these securities to be rated below investment grade.

                            PART C. OTHER INFORMATION

ITEM 22. EXHIBITS

a. Charter Documents
      I.    Eclipse Funds Inc. ("Company")

      (1) Articles of Incorporation of Eclipse Funds Inc. - Previously filed with the Company's Initial Registration Statement No. 33-36962 on September 21, 1990.*

      (2) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company's Registration Statement No. 33-36962 on November 19, 1990.*

      (3) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 4 to the Company's Registration Statement No. 33-36962 on November 2, 1992.*

      (4) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 7 to the Company's Registration Statement No. 33-36962 on October 14, 1994.*

      (5) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 8 to the Company's Registration Statement No. 33-36962 on December 29, 1994.*

      (6) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to the Company's Registration Statement No. 33-36962 on September 25, 1998.*

      (7) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

      (8) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

      (9) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 32 to the Company's Registration Statement No. 33-36962 on November 7, 2002.*

      (10) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (11) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (12) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (13) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (14) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (15) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company's Registration Statement on No. 33-36962 on February 27, 2004.*

      (16) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company's Registration Statement on No. 33-36962 on February 27, 2004.*

      (17) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company's Registration Statement on No. 33-36962 on February 27, 2004.*

      (18) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 40 to the Company's Registration Statement on No. 33-36962 on April 15, 2004.*

      (19) Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Filed herewith.

      II.   Eclipse Funds ("Trust")

      (1) Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with the Trust's Initial Registration Statement No. 33-08865 on September 19, 1986.*

      (2) Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with the Trust's Pre-Effective Amendment No. 1 to Registration Statement No. 33-08865 on January 9, 1987.*

      (3) Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust's Registration Statement No. 33-08865 on February 27, 1998.*

      (4) Certificate of Designation for Eclipse Funds. - Previously filed with Post-Effective Amendment No. 12 to the Trust's Registration Statement No. 33-08865 on October 13, 1994.*

      (5) Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds. - Previously filed with Post-Effective Amendment No. 19 to the Trust's Registration Statement No. 33-08865 on April 30, 1999.*

      (6) Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust's Registration Statement No. 33-08865 on February 25, 2002.*

      (7) Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-08865 on November 7, 2002.*

      (8) Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

      (9) Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

      (10) Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

b.    By-Laws

      (1) By-Laws of Eclipse Funds Inc. - Previously filed with the Company's Registration Statement No. 33-36962 on September 21, 1990.*

      (2) By-Laws of Eclipse Funds - Previously filed with the Trust's Registration Statement No. 33-08865 on September 19, 1986.*

c. Specimen Certificates for Common Stock - Previously filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.*

d.    Investment Advisory Contracts

      I.    Eclipse Funds Inc.

      (1)   (a)   Form of (composite) Management Agreement between MainStay
                  Institutional Funds Inc., on behalf of the Intermediate Term
                  Bond Fund (formerly Bond Fund), International Broad Market
                  Fund (formerly EAFE IndexFund), All Cap Growth Fund (formerly
                  Growth Equity Fund), Indexed Bond Fund, S&P 500 Index Fund
                  (formerly Indexed Equity Fund), International BondFund,
                  International Equity Fund, Cash Reserves Fund (formerly Money
                  Market Fund), Asset Manager Fund (formerly Multi-Asset Fund),
                  Short Term Bond Fund and All Cap Value Fund (formerly Value
                  Equity Fund), and MainStay Management LLC. - Previously filed with Post-Effective Amendment No. 17 to the Company's
                  Registration Statement No. 33-36962 on May 1, 1997.*

            (b) Substitution Agreement between MainStay Institutional Funds Inc. and New York Life Investment Management LLC - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

            (c) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to All Cap Growth Fund (formerly Growth Equity Fund), S&P 500 Index Fund (formerly Indexed Equity Fund), All Cap Value Fund (formerly Value Equity Fund), Intermediate Bond Fund, Indexed Bond Fund, Cash Reserves Fund (formerly Money Market Fund), ShortTerm Bond Fund, Asset Manager Fund (formerly Multi-Asset Fund), and International Broad Market Fund - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

            (d) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Floating Rate Fund - Previously filed with Post-Effective Amendment No. 40 to the Company's Registration Statement on No. 33-36962 on April 15, 2004.*

            (e) Form of Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund. Filed herewith.

      (2)   (a)   Form of (composite) Sub-Advisory Agreement between MainStay
                  Management LLC, on behalf of the Intermediate Term Bond Fund
                  (formerly Bond Fund), All Cap Growth Fund (formerly Growth
                  Equity Fund), International Bond Fund, Short Term Bond Fund and All Cap Value Fund, and MacKay Shields LLC - Previously filed with Post-Effective Amendment No. 17 to Registration
                  Statement No. 33-36962 on May 1, 1997.*

            (b) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of the International Broad Market Fund, Indexed Bond Fund, S&P 500 Index Fund (formerly Indexed Equity Fund) and Asset Manager Fund (formerly Multi- Asset
                  Fund), and Monitor Capital Advisors LLC - Previously filed with Post-Effective Amendment No. 17 to the Company's Registration Statement No. 33-36962 on May 1, 1997.*

            (c) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Cash Reserves Fund (formerly Money Market Fund) and New York Life Insurance Company - Previously filed with Post-Effective Amendment No. 17 to the Company's Registration Statement No. 33-36962 on May 1, 1997.*

      II.   Eclipse Funds

      (1)   (a)   Management Agreement between Eclipse Funds and New York Life
                  Investment Management LLC with respect to Mid Cap Opportunity
                  Fund (formerly Mid Cap Value Fund), Small Cap Opportunity Fund
                  (formerly Small Cap Value Fund), and Balanced Fund. -
                  Previously filed with Post-Effective Amendment No. 21 to the
                  Trust's Registration Statement No. 33-08865 on December 29,
                  2000.*

e.    Underwriting Contracts

      (1) Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors, Inc. - filed herewith.

      (2) Form of Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

f.    Not Applicable.

g.    Custody Agreements

      I.    Eclipse Funds Inc.

      (1) Form of Custody Agreement between Eclipse Funds Inc. and State Street Bank - Previously filed with Post-Effective Amendment No. 7 to the Company's Registration Statement No. 33-36962 on October 14, 1994.*

      (2) Amended Appendix C to the Custody Agreement between Eclipse Funds Inc. and State Street Bank - Previously filed with Post-Effective Amendment No. 40 to the Company's Registration Statement on No. 33-36962 on April 15, 2004.*

      II.   Eclipse Funds

      (1) Custody Agreement between Eclipse Funds and Investors Fiduciary Trust Company. - Previously filed with Post-Effective Amendment No. 6 to the Trust's Registration Statement No. 33-08865 on April 30, 1990.*

      (2) Form of Custody Agreement between Eclipse Funds and The Bank of New York - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-08865 on November 7, 2002.*

h.    Other Material Contracts

      I.    Eclipse Funds Inc.

      (1)   (a)   Form of Transfer Agency and Service Agreement between Mainstay
                  Institutional Funds Inc. and Mainstay Shareholder Services. -
                  Previously filed with Pre-Effective Amendment No. 1 to the
                  Company's Registration Statement No. 33-36962 on November 19,
                  1990.*

            (b) Amended Fee Schedule to the Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and Mainstay Shareholder Services LLC. - Previously filed with Post- Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

            (c) Form of Transfer Agency and Service Agreement between Mainstay Institutional Funds Inc. and NYLIM Shareholder Services LLC - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.*

      (2) Form of License Agreement for the benefit of Mainstay Institutional Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company's Registration Statement No. 33-36962 on November 19, 1990.*

      (3) Form of Service Agreement with New York Life Benefit Services LLC for the benefit of Mainstay Institutional Funds Inc. - Previously filed with Post-Effective Amendment No. 14 to the Company's Registration Statement No. 33-36962 on April 30, 1997.*

      (4) Form of Service Agreement between Mainstay Institutional Funds Inc. and New York Life Insurance Company. - Previously filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on April 30, 1997.*

      (5)   (a)   Sub-Transfer Agency and Service Agreement between Mainstay
                  Shareholder Services, Inc. and Boston Financial Data Services,
                  Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on
                  December 29, 2000.*

            (b) Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company's Registration Statement
                  No. 33-36962 on December 29, 2000.*

      (6) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Cash Reserves Fund Sweep Shares) - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (7) Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (8) Shareholder Services Plan for Eclipse Funds Inc. (Class R2 shares) - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      II.   Eclipse Funds

      (1) Copy of Transfer Agency Agreement between Eclipse Funds and Investors Fiduciary Trust Company. - Previously filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-08865 on April 30, 1990.*

      (2) Form of Transfer Agency and Service Agreement between Eclipse Funds and NYLIM Shareholder Services LLC (d/b/a Eclipse Shareholder Services LLC). - Previously filed with Post-Effective Amendment
            No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

      (3) Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. - Previously filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-08865 on April 30, 1991.*

      (4)   (a)   Sub-Transfer Agency and Service Agreement between Mainstay
                  Shareholder Services, Inc. and Boston Financial Data Services,
                  Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on
                  December 29, 2000.*

            (b) Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC(formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement
                  No. 33-08865 on December 29, 2000.*

      (5) Amended and Restated Shareholder Services Plan for Eclipse Funds(Service Class Shares) - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

      (6) Shareholder Services Plan for Eclipse Funds (Class R1 shares)- Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31,2003.*

      (7) Shareholder Services Plan for Eclipse Funds (Class R2 shares)- Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31,2003.*

i.    Legal Opinions

      I.    Eclipse Funds Inc.

      (1) Opinion of Ballard Spahr Andrews & Ingersoll, LLP related to the offering of L Class shares of common stock of the Indexed Equity Fund, Tax-Managed Equity Fund, Core Bond Plus Fund, Short Term Bond Fund and Asset Manager Fund (Maryland). - Previously filed with Post-Effective Amendment No. 33 to the Company's Registration Statement No. 33-36962 on December 31, 2002.*

      (2) Opinion of Counsel related to the offering of Class A, Class B, and Class C shares of common stock of the Eclipse Funds Inc. (Maryland).- Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      (3) Opinion of Counsel related to the offering of Floating Rate Fund shares of common stock of the Eclipse Funds Inc. (Maryland).- Previously filed with Post-Effective Amendment No. 40 to the Company's Registration Statement No. 33-36962 on April 15, 2004.*

      (4) Opinion of Counsel related to the offering of the Conservative Allocation Fund, Moderate Allocation Fund, Moderate Growth Allocation Fund, Growth Allocation Fund shares of common stock of the Eclipse Funds Inc. (Maryland) - Filed herewith.

      II.   Eclipse Funds

      (1) Opinion of Dechert related to the offering of L Class shares of beneficial interest of the Mid Cap Value Fund, Small Cap Value Fund, Ultra Short Duration Fund, and Balanced Fund (Massachusetts). - Filed with Post-Effective Amendment No. 26 to the Trust's Registration Statement No. 33-08865 on December 27, 2002.*

      (2) Opinion of Counsel related to the offering of Class A, Class B, Class C, Class R1, and Class R2 shares of beneficial interest of the Eclipse Funds (Massachusetts).- Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

j.    Other Opinions

      (1)   Auditor's Consent related to Eclipse Funds Inc. - Filed herewith

k.    Not Applicable.

l.    Initial Capital Agreements

      (1) Initial Subscription Agreement for shares of common stock of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 2 to the Company's Registration Statement No. 33-36962 on December 26, 1990.*

      (2) Investment representation letter of initial purchaser of shares of beneficial interest of Eclipse Funds. - Previously filed with Pre-Effective Amendment No. 1 to the Company's Registration Statement No. 33-08865 on January 9, 1987.*

m.    Rule 12b-1 Plans

      I.    Eclipse Funds Inc.

      (1) Form of Account Application for Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.*

      (2) Plan of Distribution Pursuant to Rule 12b-1 for Cash Reserves Fund Sweep Shares, a series of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.*

      (3) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. - filed herewith

      (4) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds Inc. - filed herewith

      (5) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares - filed herewith

      (6) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company's Registration Statement No. 33-36962 on December 31, 2003.*

      II.   Eclipse Funds

      (1) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

      (2) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

      (3) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

      (4) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

n.    Rule 18f-3 Plans

      I.    Eclipse Funds Inc.

      (1)   Form of Amended and Restated Multiple Class Plan - filed herewith

      II.   Eclipse Funds

      (1) Form of Amended and Restated Multiple Class Plan - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

o.    Reserved

p.    Codes of Ethics

      I.    Eclipse Funds Inc.

      (1) Form of Code of Ethics for Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 24 to the Company's Registration Statement No. 33-36962 on October 18, 2000.*

      (2) Form of Code of Ethics for MacKay Shields LLC. - Previously filed with Post-Effective Amendment No. 24 to the Company's Registration Statement No. 33-36962 on October 18, 2000.*

      (3) Form of Code of Ethics for New York Life Investment Management Holdings LLC - Previously filed with Post-Effective Amendment No. 28 to the Company's Registration Statement No. 33-36962 on February 27, 2003.*

      II.   Eclipse Funds

      (1) Form of Code of Ethics for Eclipse Funds - Previously filed with Post-Effective Amendment No. 28 to the Trust's Registration Statement No. 33-08865 on February 27, 2003.*

      (2) Form of Code of Ethics for New York Life Investment Management Holdings LLC - Previously filed with Post Effective Amendment No. 28 to the Trust's Registration Statement No. 33-08865 on February 27, 2003.*

----------
*   Incorporated herein by reference.

ITEM 23.

The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly.

Name of Organization (Jurisdiction)(1)

            MainStay VP Series Fund, Inc.(2) (Maryland)
            Eclipse Funds(2) (Massachusetts)
            Eclipse Funds Inc.(2) (Maryland)
            McMorgan Funds(2) (Delaware)

New York Life Investment Management Holdings LLC (Delaware)
             MacKay Shields LLC (Delaware)
                          MacKay Shields General Partner (L/S) LLC (Delaware)
             Madison Capital Funding LLC (Delaware)
             McMorgan & Company LLC (Delaware)
             NYLCAP Manager LLC (Delaware)
                          New York Life Capital Partners, L.L.C. (Delaware)
                          New York Life Capital Partners II, L.L.C. (Delaware) NYLIM Mezzanine GenPar GP, LLC (Delaware)
             NYLIM Service Company LLC (Delaware)
             New York Life Investment Management LLC (Delaware)
                          NYLIM GP, LLC (Delaware)
                          New York Life Investment Management (U.K.) Limited
                              (United Kingdom)
             NYLIFE Distributors LLC (Delaware)
             NYLIM Real Estate Inc. (Delaware)
New York Life Insurance and Annuity Corporation (Delaware)
New York Life International, Inc. (Delaware)
             New York Life Insurance Taiwan Corporation (Taiwan)
New York Life International, LLC (Delaware) (3)
             HSBC Salud (Argentina) S.A. (4) (40%) (Argentina)
             HSBC New York Life Seguros de Vida (Argentina) S.A.(4) (40%)
             HSBC New York Life Seguros de Retiro (Argentina) S.A.(4) (40%) Maxima S.A. AFJP(4) (40%) (Argentina)
             New York Life Insurance Limited (South Korea)
             New York Life Insurance Worldwide Limited (Bermuda)
             New York Life International Holdings Limited (Mauritius)
                          Max New York Life Insurance Company Limited(5) (26%)
                              (India)
             New York Life International India Fund (Mauritius) LLC (90%)
                 (Mauritius)
             New York Life Insurance (Philippines), Inc. (75%) (Philippines)
             New York Life Worldwide Capital, Inc. (Delaware)
                          Fianzas Monterrey, S.A. (99.95%) (Mexico)
                          Operada FMA, S.A. de C.V. (99%) (Mexico)
             NYL International Reinsurance Company Ltd. (Bermuda)
             New York Life Securities Investment Consulting Co., Ltd. (Taiwan) NYLIFE Thailand, Inc. (Delaware)
                          Siam Commercial New York Life Insurance Public Company Limited (45.29%) (Thailand) (23.73%
                          owned by New York Life  International, LLC)
             NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius) Seguros Monterrey New York Life, S.A. de C.V.(99.995%) (Mexico)
                          Centro de Capacitacion Monterrey, A.C. (99.791%)
                              (Mexico)
NYLIFE LLC (Delaware)
             Avanti Corporate Health Systems, Inc. (Delaware)
                          Avanti of the District, Inc. (Maryland)

             Eagle Strategies Corp. (Arizona)
             Express Scripts, Inc.(6)  (15.28%) (Delaware)
             New York Life Capital Corporation (Delaware)
             New York Life International Investment Asia Ltd. (Mauritius)
             New York Life International Investment Inc. (Delaware)
                          Monetary Research Limited (Bermuda)
                          NYL Management Limited (United Kingdom)
             New York Life Trust Company (New York)
             New York Life Trust Company, FSB (United States)
             NYLCare NC Holdings, Inc. (Delaware)
             NYL Executive Benefits LLC (Delaware)
             NYLIFE Structured Asset Management Company Ltd. (Texas)
             NYLIFE Securities Inc. (New York)
             NYLINK Insurance Agency Incorporated (Delaware)
                          NYLINK Insurance Agency of Alabama, Incorporated (Alabama)
                          NYLINK Insurance Agency of Hawaii, Incorporated
                          (Hawaii)
                          NYLINK Insurance Agency of  Massachusetts,
                          Incorporated (Massachusetts)
                          NYLINK Insurance Agency of Montana, Incorporated (Montana)
                          NYLINK Insurance Agency of Nevada, Incorporated
                          (Nevada)
                          NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico)
                          NYLINK Insurance Agency of Washington, Incorporated (Washington)
                          NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
             NYLUK I Company (United Kingdom)
                          NYLUK II Company (United Kingdom)

                          Gresham Mortgage (United Kingdom)
                          W Construction Company (United Kingdom)
                          WUT (United Kingdom)
                          WIM (AIM) (United Kingdom)
                          WIM (United Kingdom)
             WellPath of Arizona Reinsurance Company (Arizona)
NYLIFE Insurance Company of Arizona (Arizona)
Biris Holdings LLC (Delaware)
Monitor Capital Advisors Funds LLC (Delaware)
New York Life BioVenture Partners LLC (Delaware)
Silver Spring, LLC (Delaware)

(1) By including the indicated organizations in this list, New York Life is not stating or admitting that said organizations are under its actual control; rather, these organizations are listed here to ensure full compliance with the requirements of this Form N-1A. Information provided in this list is as of November 30, 2004.

(2) These entities are registered investment companies for which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. They are not subsidiaries of New York Life but are included for informational purposes only.

(3) Beneficial ownership in the entities listed as being owned by New York Life International, LLC ("LLC") has been transferred by New York Life International, Inc. to LLC as of January 1, 2002; record ownership will be transferred to LLC on or before December 31, 2005.

(4) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. This entity is held through an interest in a holding company.

(5) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity.

(6) Includes shares owned directly by New York Life. This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. New York Life has the right to designate two directors of Express Scripts, Inc., a public company, and shares of Express Scripts, Inc. being held by New York Life or its subsidiaries are subject to a voting agreement with Express Scripts, Inc.,

ITEM 24.          INDEMNIFICATION

         New York Life Insurance Company maintains Directors & Officers Liability Insurance coverage. The policy covers the Directors, Officers and Trustees of New York Life, its subsidiaries and certain affiliates, including Eclipse Fund Inc. and Eclipse Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.


With respect to Eclipse Funds Inc., reference is made to Article VI of By-Laws (Exhibit 2), and Article VII, Section 2 of that Company's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

ITEM 25.          BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

The business of New York Life Investment Management LLC and MacKay Shields LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of these Registration Statements, which summary is incorporated herein by reference.

The business or other connections of each manager and officer of New York Life Investment Management LLC is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (File No. 801-57396) and is hereby incorporated herein by reference.

The business or other connections of each manager and officer of MacKay Shields LLC is currently listed in the investment adviser registration on Form ADV for MacKay Shields LLC (File No. 801-5594) and is hereby incorporated herein by reference.

ITEM 26.          PRINCIPAL UNDERWRITERS

a.       NYLIFE Distributors LLC also acts as the principal underwriter for:

         The MainStay Funds (File No. 33-2610)
         NYLIAC Variable Universal Life Separate Account I
         NYLIAC Multi-Funded Annuity Separate Account I
         NYLIAC Multi-Funded Annuity Separate Account II
         NYLIAC Variable Annuity Separate Account I

         NYLIAC Variable Annuity Separate Account II
         NYLIAC Variable Annuity Separate Account III
         NYLIAC Variable Life Insurance Separate Account
         NYLIAC Corporate Sponsored Variable Universal Life Separate Account I NYLIAC Institutionally Owned Life Insurance Separate Account
b.

NAME AND PRINCIPAL BUSINESS     POSITION(S) AND OFFICE(S)     POSITION(S) AND OFFICE(S)  POSITION(S) AND OFFICE(S)
         ADDRESS(1)          WITH NYLIFE DISTRIBUTORS, INC.      WITH ECLIPSE FUNDS       WITH ECLIPSE FUNDS, INC.
     Brian A. Murdock           Chairman of the Board and               None                        None
                                        President
   Christopher O. Blunt        Executive Vice President for             None                        None
                                         Retail
     Michael G. Gallo          Executive Vice President for             None                        None
                               Variable Life Distribution
     Robert J. Hebron          Executive Vice President for             None                        None
                                 External Variable Life
                                      Distribution
       John R. Meyer           Executive Vice President for             None                        None
                                External Variable Annuity
                                      Distribution
     Robert A. Anselmi         Senior Managing Director and             None                        None
                                   Assistant Secretary
     Alison H. Micucci          Senior Managing Director -         Vice President              Vice President
                                       Compliance
      Robert E. Brady          Managing Director Operations             None                        None

     Stephen P. Fisher        Managing Director - Marketing             None                        None
     Wendy K. Fishler          Managing Director - National             None                        None
                                        Accounts
       Mark A. Gomez          Managing Director - Compliance            None                        None
                              and Chief Compliance Officer
     Julia D. Holland            Managing Director - SMA                None                        None
                                      Distribution
 Marguerite E. H. Morrison   Managing Director and Secretary          Secretary                  Secretary
      Gary M. O'Neill           Managing Director - Agency              None                        None
                                       Distribution

c. Not Applicable

ITEM 27           LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of Eclipse Funds Inc., Eclipse Funds, New York Life Investment Management LLC, and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany NJ 07054, and at the offices of MacKay Shields LLC, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for each series of Eclipse Funds Inc. and Eclipse Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the transfer agent of Eclipse Funds Inc. and Eclipse Funds are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 28           MANAGEMENT SERVICES.

Not Applicable.

ITEM 29 UNDERTAKINGS.

None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 31st day of March, 2005.

                                      ECLIPSE FUNDS INC.
                                      By: /s/ Gary E. Wendlandt
                                      -----------------------------------
                                      Gary E. Wendlandt*
                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 31, 2005.


          SIGNATURE                                      TITLE
--------------------------------------------------------------------------
/s/ Laurence Glacken                     Director
-------------------------------
Laurence Glacken*
--------------------------------------------------------------------------
/s/ Robert P. Mulhearn                   Director
-------------------------------
Robert P. Mulhearn*
--------------------------------------------------------------------------
/s/ Susan B. Kerley                      Director
-------------------------------
Susan B. Kerley*
--------------------------------------------------------------------------
/s/ Peter Meenan                         Director
-------------------------------
Peter Meenan*
--------------------------------------------------------------------------
/s/ Patrick J. Farrell                   Treasurer and Chief Financial and
-------------------------------          Accounting Officer
Patrick J. Farrell
--------------------------------------------------------------------------
*By: /s/ Marguerite E.H. Morrison
--------------------------------------------------------------------------

-------------------------------

as Attorney-in-Fact*
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------


*Pursuant to Powers of Attorney filed on March 1, 2005 as part of Post-Effective Amendment No. 44 to the Company's Registration Statement.

                                 EXHIBIT INDEX

Item Number         Item
----------          ----
a (I)(19)           Articles Supplementary
d (I)(1)(e)         Form of Management Agreement
e (1)               Form of Distribution Agreement
j (1)               Consent of Independent Registered Public Accounting Firm
m (I)(3)            Form of Plan of Distribution Pursuant to Rule 126-1
                    for Class A shares
m (I)(4)            Form of Plan of Distribution Pursuant to Rule 126-1
                    for Class B shares
m (I)(5)            Form of Plan of Distribution Pursuant to Rule 126-1
                    for Class C shares
n (I)(1)            Form of Amended and Restated Multiple Class Plan